Harris
                        Insight(REGISTRATION MARK) Funds

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1999

                                [GRAPHIC OMITTED]
                     HARRIS INSIGHT(REGISTRATION MARK) FUNDS
             POWERFUL INSIGHT. SOLID INVESTMENTS.(REGISTRATION MARK)

               NOT FDIC INSURED    MAY LOSE VALUE   NO BANK GUARANTEE

                             LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER:


We are pleased to report to you the results for the Harris Insight Funds for the six-month period ended June 30, 1999.


Within this Semi-Annual Report you will find Harris Investment Management's review of the equity and fixed-income markets during the first half of the year, as well as their outlook for the markets and the economy for the balance of 1999.


HARRIS INSIGHT FUNDS PERFORM


Following the fourth consecutive year of double-digit returns in the stock market, the Dow Jones Industrial Average reached the 11,000 milestone in early May and finished up the 6-month reporting period again with strong returns. The longest bull market in history helped propel the Harris Insight Equity Funds to post positive returns in nine of our ten equity funds.


1998's "nifty-fifty" growth stock market broadened to include value-style companies in the first half of this year. This favored several of the Harris Insight Equity Funds, whose focus and discipline aligns them with the more conservative style of value investing. Harris Investment Management's equity investment philosophy focuses on consistency and levels of relative performance by combining the best elements of value and growth investing, setting us apart in today's current equity market environment where high valuations and volatility seem to be the order of the day.


Of particular note was the torrid pace of the markets abroad as investors increasingly acknowledged the favorable combination of growth and value characteristics in the improving global economy. The Harris Insight International Fund and Harris Insight Emerging Markets Fund took advantage of this opportunity and posted significant relative returns in their Lipper categories. (FOR MORE DETAILED PERFORMANCE INFORMATION, PLEASE SEE THE INDIVIDUAL FUND PAGES OF THIS REPORT OR CALL 800-982-8782.)


The Harris Insight Fixed Income Funds, in turn, faced a more challenging investment environment as the bond market saw an increase in rates to levels not seen in over 18 months. However, Harris Investment Management's highly disciplined, quantitatively-based fixed income investment process enabled them to react quickly to the market and earn competitive relative returns.

                             LETTER TO SHAREHOLDERS
                                   (CONTINUED)


CONTINUED GROWTH AT HARRIS INSIGHT FUNDS


As mentioned in prior reports, increasing distribution of the Harris Insight Funds has been a priority for us. Increasing fund assets provides a larger base over which to spread certain expenses associated with operating mutual funds, thereby directly benefiting shareholders.


To that end, we are pleased to announce a new load class of shares, which has been created primarily to help increase sales of our Funds through financial intermediaries. Together with the COLLEGE IN-SIGHT SM Program, which enables Fund shareholders to help meet the rising costs of college education by earning tuition reduction rewards at over 100 participating private colleges and universities, we believe the Harris Insight Funds are well positioned to attract investors.


As we move forward, we remain committed to serving you. We have expanded our call center (800-982-8782) and continue to revise our Web site to help meet your investment needs. Please visit our Web site at WWW.HARRISINSIGHT.COM to access more information on Harris Insight Funds' products and services.


We always welcome your comments and suggestions as to how we can best serve your needs now and in the future. We appreciate the confidence you have placed in the Harris Insight Funds and thank you for investing with us.


Sincerely,



/S/PHILIP H. RINNANDER
Philip H. Rinnander
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:                         HARRIS TRUST AND SAVINGS BANK
PORTFOLIO MANAGEMENT AGENT:                 HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PROVIDENT DISTRIBUTORS, INC.

                                TABLE OF CONTENTS


                        LETTER TO SHAREHOLDERS    PAGE 1


                        THE MARKET ENVIRONMENT
                               Economic Review    Page 4
                   Fixed Income Markets Review    Page 6
                         Equity Markets Review    Page 7

                             STATEMENTS OF NET
               ASSETS/SCHEDULES OF INVESTMENTS
                           MONEY MARKET FUNDS:
                  Government Money Market Fund    Page 8
                             Money Market Fund    Page 9
                  Tax-Exempt Money Market Fund    Page 11

                           FIXED INCOME FUNDS:
                  Short/Intermediate Bond Fund    Page 15
                                     Bond Fund    Page 20
             Intermediate Government Bond Fund    Page 25
             Intermediate Tax-Exempt Bond Fund    Page 27
                          Tax-Exempt Bond Fund    Page 30
                   Convertible Securities Fund    Page 33

                                 EQUITY FUNDS:
                                   Equity Fund    Page 37
                            Equity Income Fund    Page 40
                                   Growth Fund    Page 43
                    Small-Cap Opportunity Fund    Page 46
                          Small-Cap Value Fund    Page 50
                                    Index Fund    Page 53
                                 Balanced Fund    Page 60
                            International Fund    Page 66
                         Emerging Markets Fund    Page 69

                      STATEMENTS OF OPERATIONS    PAGE 72

           STATEMENTS OF CHANGES IN NET ASSETS    PAGE 74

STATEMENTS OF CHANGES-- CAPITAL STOCK ACTIVITY    PAGE 78

                          FINANCIAL HIGHLIGHTS    PAGE 84

                 NOTES TO FINANCIAL STATEMENTS    PAGE 94

                             THE MARKET ENVIRONMENT
                                 ECONOMIC REVIEW
                                  JUNE 30, 1999


How quickly things change! Last year at this time Asia was in a steep recession, and Eastern Europe and Latin America were slowing rapidly. For the most part, Western Europe and the U.S. were both enjoying sound economic growth. At mid-year 1999, Asia is beginning to recover and Latin America (primarily Brazil) appears to have halted its slide. Western Europe's growth has slowed somewhat with Germany's economy exhibiting the greatest strain among the larger economies in the region. Only the U.S. has escaped relatively unscathed.


As we look forward, it is with some apprehension. This economic cycle has lasted longer than any previous cycle, the Federal Reserve has just raised interest rates (and could raise them further), the stock market is at a record high level and investors are very optimistic. On the other hand, the U.S. economy continues to perform well.


THE ECONOMIC OUTLOOK REMAINS GOOD WITH LOW INFLATION


The economy continues to grow at a moderate nominal rate but a robust real rate. The reason is that inflation has continued to be well contained, despite low unemployment. Surprisingly, despite low unemployment, there has been little evidence of accelerating wage pressures. The flip side, however, is that a large majority of companies continue to reflect little, if any, pricing power.


This latter situation is undoubtedly the result of difficult economic conditions being experienced in Asia, Eastern Europe and Latin America. As these regional economies have slowed, they have increased exports dramatically in an attempt to accumulate hard currency. This has put downward pressure on U.S. manufactured product prices and, until recently, corporate profit margins. The good news is that consumers have benefited greatly from this state of affairs. Another benefit is that U.S. corporations have been forced to become more productive. Their success in this regard will be beneficial to corporate earnings in future years and should act to cushion any economic slowdown we might experience in the near-term.


The conclusion is that the outlook for both inflation and U.S. economic growth continues to be good for the remainder of 1999.


WHY DID THE FED RAISE RATES?


At its June 28th meeting the Federal Reserve raised the Fed Funds rate by 25 basis points (1/4%). While this move was widely expected by the financial markets, it was, nonetheless, surprising due to the absence of any evidence of inflationary pressures. Some observers believe the Fed has become concerned that low U.S. unemployment could result in rising pressures if the economic expansion continues. It is more likely that the Fed is beginning to drain the reserves it injected into the banking system last year when the Asian currency crisis occurred.


The question to be answered now is whether the Fed will raise interest rates further. Our conclusion is that it will not, as indicated both by its shift to a "neutral tightening bias" and also the absence of any signs of accelerating inflation. That said, if inflation picks up, the Fed would probably act quickly to calm the financial market's fears. It is this latter concern that has caused bond yields to rise in recent months. On the other hand, if inflation continues to be kept in check, bond yields could eventually move lower.

                             THE MARKET ENVIRONMENT
                                 ECONOMIC REVIEW
                            JUNE 30, 1999 (CONTINUED)


MIXED SIGNALS IN THE FINANCIAL MARKETS


Stock market valuations are high, bond yields have been rising and investors are optimistic. Is the outlook bleak or benign? As always, there is a mix of information that can be interpreted both positively and negatively.


Of greatest concern is whether or not the outlook for earnings growth remains positive. At this writing Wall Street analysts' earnings estimates are rising. Further, the economic outlook appears favorable. Finally, there appears to be a concerted effort underway in Washington to reduce taxes. All of these things appear to argue for a continued rise in stock prices.


However, stock market valuations remain high after several years of rising prices. Further, there are developing signs of excessive investor speculation. With individuals now representing the dominant investor class, new entrants into the investment arena are increasingly less well capitalized and appear more short-term oriented. If stock prices ever do experience a correction, it is not clear how these investors will react.


At the moment, these concerns seem unnecessary, as the economic outlook remains good. However, extraneous events can change the outlook quickly. While the fundamentals currently appear positive, we should guard against throwing caution to the wind. In recent years investors have enjoyed a spectacular and nearly uninterrupted rise in the financial markets. While the immediate future continues to look good, the level of the stock market implies it could be much more vulnerable to any bad news, should it unexpectedly occur.



DAVID L. MEAD
Vice President and Chief Investment Officer
Harris Trust and Savings Bank

                             THE MARKET ENVIRONMENT
                           FIXED INCOME MARKETS REVIEW
                                  JUNE 30, 1999


Things are always so clear after the fact. A short nine months ago long U.S. Treasury rates hit a low of 4.75%. By the end of this six-month reporting period rates had risen to nearly 6%. Economic activity in the United States was growing at roughly the same pace during both periods. What has changed? Clearly, the change has come from overseas. Asian economies have rebounded sharply from last fall's crisis. Europe shows signs of accelerating growth. South America has refused, so far, to collapse. As the risk of defaults around the globe recedes, investors, both domestic and abroad, have shifted monies out of the safe haven of U.S. Treasuries and into assets providing higher returns. The corresponding rise in Treasury rates can be viewed as simply a return to more "normal" levels given the current pace of our economy.


This has been a welcome turn of events for the fixed income market and particularly the taxable Harris Insight Fixed Income Funds. Our Intermediate Government Bond, Short/Intermediate Bond Fund and Bond Fund all employ a strategy that underweights U.S. Treasury issues in search of higher-yielding securities. Our strategy focuses on long-term results based on extensive research that has shown that the primary determinant of higher returns over time is yield. Therefore, our strategy, which has endured a difficult environment over the last six months, now seems poised to take full advantage of favorable market conditions going forward.


The difficult environment also carried over to the municipal market where the six-month reporting period saw a supply/demand imbalance that rewarded higher-quality, highly liquid issues and punished more speculative issues. The Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund benefited as their general investment philosophy aligned with the market's focus on quality. Their strategy of buying into oversupply and selling when supply abates, while emphasizing higher quality issues, was rewarded. We continue to employ this disciplined investment process and believe these Funds are well positioned going forward.


The direction the bond market takes from here should depend upon the next few releases of statistical data for domestic growth and prices. Thus far, above-trend growth has not caused inflation to rise. However, most market participants believe that tangible signs of a slowdown may be needed before the Fed's August meeting to prevent a second hike in rates. Indicators such as durable goods orders, the National Purchasing Managers' Survey, and the July employment report become especially important in this environment.




MARK E. NEWLIN, C.F.A.
Director of Fixed Income Management
Harris Investment Management, Inc.

                             THE MARKET ENVIRONMENT
                              EQUITY MARKETS REVIEW
                                  JUNE 30, 1999


The market switched from its long-standing focus on mega-cap, high-P/E, growth stocks to more cyclical value stocks and small-cap issues. The market's movement to more value-oriented issues and smaller companies was driven by an increasing belief that corporate profit growth would significantly broaden from the largest 25-50 companies and that, despite the prospect of higher short-term interest rates, the U.S. economy would continue to grow.


Despite the broadening of the market, several of our domestic Equity Funds experienced a challenging investment environment. The Funds clearly practice a disciplined, value investment approach but utilize a combination of both value and growth investment processes and techniques. The six-month period saw a rapid style rotation that benefited "nifty-fifty" growth stocks in the first quarter and cyclical, value stocks in the second quarter, leaving more moderately positioned funds to underperform. Our proven investment process focuses on long-term results, however, and we feel confident that our Funds are well positioned to take advantage of market momentum going forward.


On the international front, markets rebounded sharply from last fall's global financial crisis as the world's economies registered stronger than expected growth. The International Fund and Emerging Markets Fund took advantage of this rebound and posted significantly strong relative returns.


Our long standing optimism on corporate profits is becoming consensus as Wall Street strategists are now forecasting profit gains of 10-15% for 1999 and becoming more optimistic regarding Y2K issues, in line with our forecast. We continue to believe that the economic backdrop for equity investors is near perfect.


The U.S. financial environment continues to provide a budget surplus, nominal inflation and good profit growth. Given the current environment, in which price increases are precluded, companies have focused on raising profitability through increased unit sales VIA cost cutting and the innovative use of technology. Historically, swings in profitability have been driven by recessions, which in turn have been caused primarily by swings in inventory. Today, with the increased usage of technology and the growth in the service economy, inventories have a significantly less impact on profitability. These two conditions will probably moderate the economic cycles we have historically experienced.


Although the fundamental issues of corporate profits and good economic growth are very positive, the other principal component of the market outlook is disconcerting. Valuations of the broad market continue at very lofty levels. The very positive backdrop is reflected in stock prices. As we have for some time, we find the large-cap value segment of the market attractive, along with smaller companies and foreign issues.




WILLIAM O. LESZINSKE
President and Chief Investment Officer
Harris Investment Management, Inc.

                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------
AGENCY OBLIGATIONS -- 25.6%
FEDERAL HOME LOAN BANK -- 19.1%
    4.915%                           01/13/00        $10,000       $ 10,000,775
    4.860%                           01/14/00         12,190         12,184,256
    4.950%                           02/17/00         30,000         29,990,827
    5.035%                           02/25/00         14,000         13,997,237
    5.075%                           04/28/00         10,000          9,999,421
    5.415%                           06/14/00         10,000          9,998,807
                                                                   ------------
                                                                     86,171,323
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.5%
    5.820%                           08/25/99          4,575          4,576,475
    4.970%                           04/12/00         10,000          9,994,746
    5.050%                           05/12/00         15,000         14,986,285
                                                                   ------------
                                                                     29,557,506
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $115,728,829)                                               115,728,829
                                                                   ------------
VARIABLE RATE OBLIGATIONS (DOUBLE DAGGER) -- 53.0%
FEDERAL FARM CREDIT BANK -- 3.3%
    4.818%                           07/15/99*        15,000         14,994,337
                                                                   ------------
FEDERAL HOME LOAN BANK -- 19.9%
    4.910%                           07/01/99*        30,000         29,993,021
    4.955%                           07/01/99*        30,000         29,988,197
    4.770%                           07/08/99*        10,000          9,999,055
    4.775%                           08/12/99*        10,000          9,992,661
    4.851%                           09/01/99*        10,000          9,996,915
                                                                   ------------
                                                                     89,969,849
                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. -- 6.6%
    4.825%                           07/19/99*        20,000         19,985,923
    4.824%                           07/20/99*        10,000          9,994,267
                                                                   ------------
                                                                     29,980,190
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 12.1%
    5.173%                           07/06/99*         4,500          4,498,703
    4.800%                           07/15/99*        10,000          9,995,982
    4.925%                           07/28/99         20,000         19,998,757
    4.790%                           08/10/99*        10,000          9,994,852
    4.974%                           09/23/99*        10,000          9,995,276
                                                                   ------------
                                                                     54,483,570
                                                                   ------------
STUDENT LOAN MARKETING ASSOCIATION -- 11.1%
    4.860%                           07/01/99*        20,000         19,996,722
    4.940%                           07/01/99*        20,000         19,996,881
    4.768%                           07/06/99*        10,000          9,997,240
                                                                   ------------
                                                                     49,990,843
                                                                   ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $239,418,789)                                               239,418,789
                                                                   ------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

REPURCHASE AGREEMENTS -- 21.1%
Lehman Brothers, Inc.
  4.950% Agreement dated 06/30/99,
  proceeds at maturity
  $65,228,425 (Collateralized
  by $65,926,442 FHLMC and
  FNMA 6.000% to 10.500%,
  due from 05/01/03 to 04/01/27.
  The market value is
  $66,519,045.)                      07/01/99        $65,219        $65,219,457
Donaldson, Lufkin & Jenrette
Securities Corp.
  4.840%
  Agreement dated 06/04/99,
  proceeds at maturity
  $30,129,067 (Collateralized
  by $30,415,403 FHLMC and
  FNMA 5.740% to 7.263%,
  due from 10/01/10 to 11/01/37.
  The market value is
  $30,602,377.)                      07/06/99         30,000         30,000,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $95,219,457)                                                 95,219,457
                                                                   ------------
                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 0.0%
AIM Short-Term Investment Trust
  Treasury Portfolio                                  16,251             16,251
Provident Institutional Funds T-Fund                   7,223              7,223
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $23,474)                                                         23,474
                                                                   ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $450,390,549)                                               450,390,549
                                                                   ------------
OTHER ASSETS AND LIABILITIES  -- 0.3%
Interest receivable and other assets                                  3,077,386
Dividends payable                                                   (1,716,096)
Accrued expenses                                                      (214,211)
                                                                   ------------
                                                                      1,147,079
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 189,245,317 Institutional
   Shares and 262,404,594 N Shares
   outstanding, $.001 par value;
   1.5 billion authorized shares
  (Note 7)                                                         $451,537,628
                                                                   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES
  AND N SHARES                                                            $1.00
                                                                          =====

---------------
(DAGGER) See Note 2a to the Financial Statements.
(DOUBLE DAGGER) Rate in effect on 06/30/99.
* Date of next interest rate reset.


                        See Notes to Financial Statements
8

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----      --------------

ASSET-BACKED SECURITIES -- 7.7%
Bishops Gate Residential
  Mortgage Trust Series 1998-2A,
  Class A1
   5.130%                            07/01/99        $15,000     $   15,000,000
Contimortgage Home Equity
  Loan Trust Series 1998-3,
  Class A1
   5.512%                            09/15/99            912            911,832
CORE Series 1999-1A, Class A1B
  5.150%                             09/17/99         34,005         34,005,193
Franklin Auto Loan Funding, LLC
  Series 1999-1, Class A1
   4.990%                            07/19/99         26,060         26,058,812
Ikon Receivables LLC
  Series 1999-1, Class A1
   5.110%                            07/15/99         65,477         65,477,184
Union Acceptance Corp.
  Series 1998-D, Class A1
   5.363%                            07/08/99          1,584          1,583,522
World Financial Properties
   5.150%                            07/08/99         31,608         31,607,601
                                                                  -------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $174,644,144)                                               174,644,144
                                                                  -------------
CERTIFICATES OF DEPOSIT -- 5.7%
Bankers Trust Co.
   5.160%                            04/10/00         49,000         48,981,647
Societe Generale
   5.220%                            02/28/00         36,925         36,915,577
Union Bank of California
   5.000%                            07/15/99         44,000         44,000,000
                                                                  -------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $129,897,224)                                               129,897,224
                                                                  -------------
COMMERCIAL PAPER -- 0.6%
Virginia Electric Power
  (Cost $12,400,000)
   5.720%                            07/01/99         12,400         12,400,000
                                                                  -------------
CORPORATE BONDS -- 21.4%
Associates Corp. of North America
   6.680%                            09/17/99          1,800          1,805,576
   6.750%                            10/15/99            700            703,132
BankBoston
   5.123%                            02/17/00         39,225         39,218,542
Beta Finance, Inc.
   5.235%                            01/18/00         40,000         40,000,000
   5.150%                            02/24/00         36,500         36,500,000
   5.160%                            04/17/00         24,000         23,998,102
Ford Motor Credit Corp.
   8.720%                            07/22/99          3,560          3,566,069
   7.750%                            10/01/99          1,000          1,005,234

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)        VALUE(DAGGER)
----------                           --------         -----       -------------
CORPORATE BONDS (CONTINUED)
General Motors Acceptance Corp.
   7.375%                            09/09/99        $ 2,000      $   2,006,202
   8.000%                            10/01/99         12,292         12,377,880
   6.050%                            10/04/99          2,500          2,505,151
   5.750%                            01/05/00          3,500          3,510,680
   8.625%                            01/10/00          9,600          9,771,590
   9.375%                            04/01/00          7,346          7,567,170
Heller Financial, Inc.
   6.140%                            04/13/00          4,750          4,778,694
   6.500%                            05/15/00         17,790         17,934,314
Household Finance Corp.
   8.950%                            09/15/99          2,981          3,003,540
   5.678%                            07/07/00         70,500         70,474,788
International Business Machines Corp.
   6.375%                            06/15/00         16,137         16,243,237
International Lease Finance Corp.
   6.650%                            04/01/00          2,500          2,520,188
Lehman Brothers Holdings, Inc.
   6.300%                            08/11/99          9,000          9,005,046
   8.875%                            02/15/00         10,000         10,196,970
   6.150%                            03/15/00         11,615         11,661,686
Liberty Lighthouse US Capital Co.
   5.750%                            08/09/99         40,000         40,000,000
PHH Corp.
   5.510%                            02/22/00         11,500         11,500,000
   5.610%                            02/22/00         35,000         35,000,000
   5.490%                            03/01/00         60,000         59,976,845
Salomon Smith Barney Holdings, Inc.
   6.500%                            03/01/00          8,200          8,273,095
                                                                  -------------
TOTAL CORPORATE BONDS
  (Cost $485,103,731)                                               485,103,731
                                                                  -------------
VARIABLE RATE OBLIGATIONS (DOUBLE DAGGER) -- 56.3%
Caterpillar Financial Service Corp.
   4.930%                            07/07/99*        70,000         69,999,438
CIT Group Holdings, Inc.
   4.940%                            07/01/99*        78,200         78,165,341
Countrywide Home Loans, Inc.
   5.125%                            07/14/99*        25,000         24,998,269
   5.250%                            07/15/99*        30,000         30,000,000
   4.998%                            07/26/99         25,000         25,000,000
First Union National Bank
   4.970%                            07/19/99*        39,200         39,202,380
General American Insurance Co.
   5.120%                            07/01/99*        80,000         80,000,000
General Motors Acceptance Corp.
   4.975%                            08/03/99*        19,000         19,002,667
Goldman Sachs Group
   5.200%                            07/07/99*         5,000          5,000,000
   5.000%                            07/15/99*        49,000         49,000,000
Heller Financial, Inc.
   5.290%                            07/13/99*        25,000         25,052,589
   5.271%                            09/01/99*        20,000         20,029,020
   5.324%                            09/20/99*        30,000         30,031,931

                        See Notes to Financial Statements
                                                                               9

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------
VARIABLE RATE OBLIGATIONS (DOUBLE DAGGER) (CONTINUED)
John Deere Capital Corp.
    4.884%                           07/01/99*       $41,000      $  40,974,181
John Hancock Mutual Life Insurance Co.
    5.120%                           07/15/99*        80,000         80,000,000
Lehman Brothers Holdings, Inc.
    5.270                            07/19/99*        65,000         65,000,000
    5.590%                           07/27/99*         3,000          3,002,136
Liberty Lighthouse US Capital Co.
    4.960%                           07/15/99         40,000         40,000,000
Madison, Wisconsin, Community
 Development Authority Revenue Bonds
    5.150%                           07/07/99*         8,615          8,615,000
Metlife Funding Agreement
    4.975%                           07/01/99*        50,000         50,000,000
Morgan Stanley Dean Witter & Co.
    5.426%                           09/01/99*        14,000         14,037,741
NationsBank of North America
    4.910%                           07/01/99*        40,800         40,787,743
Northern Rock P.L.C.
    5.115%                           09/14/99*        33,700         33,700,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds
    5.150%                           07/01/99*         6,000          6,000,000
PNC Bank Corp.
    4.814%                           07/02/99         30,000         29,999,944
    5.120%                           07/26/99*        10,650         10,648,842
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    5.290%                           07/07/99*         9,800          9,800,000
Sacramento County, California,
  Municipal Bond
    5.220%                           07/07/99*        66,500         66,500,000
Sigma Finance
    4.880%                           07/01/99*        75,000         75,000,000
Syndicated Loan Funding Trust
    5.150%                           07/15/99*        74,000         74,000,000
Transamerica Finance Corp.
    5.250%                           07/22/99*        14,650         14,650,000
Transamerica Funding Agreement
    4.930%                           07/01/99*        25,000         25,000,000
    5.155%                           07/15/99*        65,000         65,000,000
Travelers Funding Agreement
    5.168%                           07/28/99*        25,000         25,000,000
                                                                  -------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,273,197,222)                                           1,273,197,222
                                                                  -------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

REPURCHASE AGREEMENTS -- 2.8%
Donaldson, Lufkin, and Jenrette
  Securities Corp.
  4.950%
  Agreement dated 06/30/99,
  proceeds at maturity
  $62,224,689 (Collateralized by
  $62,133,354 FHLMC and FNMA
  5.689% to 9.016%, due from
  03/01/08 to 04/01/29. The
  market value is $63,463,217.)
    (Cost $62,216,134)               07/01/99        $62,216      $  62,216,134
                                                                  -------------

                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 1.9%
Dreyfus Cash Management Plus, Inc.
  Class A Shares                                  43,917,239         43,917,239
Goldman Sachs Financial Square
  Money Market Portfolio                                 374                374
J.P. Morgan Institutional Prime
  Money Market Portfolio                                 904                904
Lehman Prime Money Market Fund
  Class A Shares                                           3                  3
                                                                  -------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $43,918,520)                                                 43,918,520
                                                                  -------------
TOTAL INVESTMENTS -- 96.4%
  (Cost $2,181,376,975)                                           2,181,376,975
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- 3.6%
Interest receivable and other assets                                 18,870,224
Receivable for securities sold                                       71,777,889
Dividends payable                                                    (9,186,462)
Accrued expenses                                                       (750,438)
                                                                  -------------
                                                                     80,711,213
                                                                  -------------
NET ASSETS -- 100.0%
Applicable  to  1,332,288,757  Institutional
  Shares  and  929,816,363  N Shares
  outstanding, $.001 par value;
  3.55 billion authorized shares
  (Note 7)                                                       $2,262,088,188
                                                                 ==============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES
  AND N SHARES                                                            $1.00
                                                                          =====

---------------

(DAGGER) See Note 2a to the Financial Statements.
(DOUBLE DAGGER)   Rate in effect on 06/30/99.
* Date of next interest rate reset.

                        See Notes to Financial Statements
10

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------


MUNICIPAL BONDS -- 105.3%
ALABAMA -- 0.9%
Fairfield, Alabama, Industrial Development
  Board Environmental Improvement
  Revenue Bonds (USX Corp. Project) PS
    3.100%                           11/04/99        $ 6,175      $   6,175,000
                                                                  -------------
ALASKA -- 5.4%
Alaska State Housing Financial Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    3.550%                           07/07/99         10,160         10,160,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series 1996D VR
    3.550%                           07/07/99          7,800          7,800,000
Valdez, Alaska, Marine Terminal Revenue
  Bonds (Arco Transportation Project)
  Series C TECP
    3.450%                           08/11/99          7,400          7,400,000
    3.200%                           08/12/99          2,600          2,600,000
    3.450%                           08/16/99         10,000         10,000,000
                                                                  -------------
                                                                     37,960,000
                                                                  -------------
ARIZONA -- 1.9%
Apache County, Arizona, Industrial
  Development Authority Revenue Bonds
  (Tucson Electric Power Co.)
  Series 1983C VR
    3.450%                           07/07/99         10,550         10,550,000
Maricopa County, Arizona, Pollution
  Control Corp. Revenue Refunding Bonds
  (Arizona Public Service Co.) Series B VR
    3.400%                           07/01/99          3,000          3,000,000
                                                                  -------------
                                                                     13,550,000
                                                                  -------------
CALIFORNIA -- 2.9%
California Statewide Community
  Development Authority Revenue Bonds
  Series A23-Reg D PS
    3.350%                           09/30/99          4,400          4,400,000
Los Angeles County, California, TRANS
    4.000%                           06/30/00          5,000          5,032,800
Riverside County, California, School
  Financing Authority Series A30-Reg D VR
    3.450%                           07/07/99          4,000          4,000,000
San Diego County, California, Area Local
  Government Certificates of Participation
  Series A25-Reg D VR
    3.350%                           07/07/99          7,250          7,250,000
                                                                  -------------
                                                                     20,682,800
                                                                  -------------
CONNECTICUT -- 0.6%
Connecticut State Special Assessment
  Unemployment Compensation Advance
  Fund Revenue Bonds (Connecticut
  Unemployment Project) Series 1993C PS
    3.600%                           07/01/00          3,800          3,800,000
                                                                  -------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA -- 6.6%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Refunding Bonds
  (Florida Power & Light Co.) VR
    3.400%                           07/01/99        $10,000       $ 10,000,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric) VR
    3.550%                           07/07/99          3,565          3,565,000
Sunshine State GFC TECP
    3.050%                           07/28/99          3,000          3,000,000
    3.150%                           07/28/99          5,000          5,000,000
    3.100%                           08/12/99          5,000          5,000,000
    3.300%                           09/14/99          6,000          6,000,000
    3.200%                           10/13/99         14,030         14,030,000
                                                                  -------------
                                                                     46,595,000
                                                                  -------------
GEORGIA -- 2.3%
Georgia Municipal Electric Authority
  (Project One) Series A TECP
    3.350%                           08/06/99         10,000         10,000,000
Georgia State General Obligation Bonds
  Series B
    5.750%                           07/01/99          3,500          3,500,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co.) 2nd Series VR
    3.500%                           07/01/99          2,600          2,600,000
                                                                  -------------
                                                                     16,100,000
                                                                  -------------
HAWAII -- 2.2%
City & County of Honolulu, Hawaii, TECP
    3.150%                           07/08/99         14,100         14,100,000
    3.550%                           07/08/99          1,300          1,300,000
                                                                  -------------
                                                                     15,400,000
                                                                  -------------
IDAHO -- 1.4%
Idaho State TANS
    4.250%                           06/30/00         10,000         10,081,900
                                                                  -------------
ILLINOIS -- 10.8%
Chicago, Illinois, Park District TANS
    4.300%                           09/17/99          2,500          2,503,854
Cook County, Illinois, Revenue Bonds
  (Catholic Charities) VR
    3.550%                           07/07/99          8,300          8,300,000
Illinois Development Finance Authority
  Revenue Bonds (McCormick Theological)
  Series A VR
    3.550%                           07/01/99          3,780          3,785,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
    3.550%                           07/07/99         23,000         23,000,000

                        See Notes to Financial Statements
                                                                              11

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance Authority
  Revenue Bonds (Provena Health Project)
  Series B VR
    3.450%                           07/01/99        $13,000      $  13,000,000
Illinois Development Finance Authority
  Revenue Bonds (Roosevelt University
  Project) VR
    3.550%                           07/07/99          6,500          6,500,000
Kane, McHenry, Cook & De Kalb Counties,
  Illinois, United School District No. 300
  TANS
    3.850%                           09/30/99         19,000         19,020,748
                                                                  -------------
                                                                     76,109,602
                                                                  -------------
INDIANA -- 9.0%
ABN AMRO Munitops Certificates
  Series 5 VR
    3.660%                           07/07/99         20,746         20,746,000
Indiana Health Facilities Finance Authority
  Hospital Revenue Bonds (Charity Group)
  Series 1997F VR
    3.350%                           07/07/99          7,800          7,800,000
Indiana State Office Building Notes
  Series A TECP
    3.100%                           09/27/99         15,100         15,100,000
Indiana University Revenue Bonds
  (Student Fee Project) Series K
    5.500%                           08/01/99          2,745          2,749,237
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co.) Series A VR
    3.550%                           07/07/99          3,845          3,845,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co. Project) Series B VR
    3.450%                           07/07/99         13,000         13,000,000
                                                                  -------------
                                                                     63,240,237
                                                                  -------------
IOWA -- 1.2%
Iowa State School Cash Anticipation
  Program, Iowa School Corps Warrants
  Certificates Series B
    3.500%                           01/28/00          5,000          5,014,857
Polk County, Iowa, Hospital Equipment
  Authority Revenue Bonds VR
    3.500%                           07/07/99          3,080          3,080,000
                                                                  -------------
                                                                      8,094,857
                                                                  -------------
KANSAS -- 1.8%
Burlington, Kansas, Environmental
  Improvement Revenue Bonds (Kansas
  City Power & Light) Series B VR
    3.600%                           07/07/99         12,900         12,900,000
                                                                  -------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY -- 2.8%
Kentucky Asset Liability Community
  Revenue TRANS
    4.250%                           06/28/00        $10,000      $  10,083,900
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    3.550%                           07/07/99          5,000          5,000,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    3.550%                           07/07/99          4,815          4,815,000
                                                                  -------------
                                                                     19,898,900
                                                                  -------------
LOUISIANA -- 5.8%
Jefferson Parish, Louisiana, Hospital
  Service District No. 2 Revenue Bonds
  (East Jefferson General Hospital) VR
    3.500%                           07/07/99         11,900         11,900,000
Lake Charles Parish, Louisiana, Harbor
  Terminal District Port Facilities Revenue
  Bonds (E.I. du Pont de Nemours
  Project) VR
    3.450%                           07/01/99         12,100         12,100,000
West Baton Rouge Parish, Louisiana,
  Industrial District No. 3 Revenue Bonds
  (Dow Chemical Co. Project) Series B VR
    3.500%                           07/01/99         17,100         17,100,000
                                                                  -------------
                                                                     41,100,000
                                                                  -------------
MARYLAND -- 0.7%
Baltimore County, Maryland, Metropolitan
  District TECP
    2.800%                           07/27/99          5,000          5,000,000
                                                                  -------------
MICHIGAN -- 1.3%
Michigan State Hospital Finance Authority
  Revenue Bonds Series 1997F VR
    3.350%                           07/07/99          3,000          3,000,000
Michigan State Strategic Fund Pollution
  Control Revenue Refunding Bonds
  (Consumers Power Project) VR
    3.400%                           07/01/99          6,000          6,000,000
                                                                  -------------
                                                                      9,000,000
                                                                  -------------
MINNESOTA -- 3.2%
Rochester, Minnesota, Health Care Facilities
  Revenue Bonds (Mayo Foundation/Mayo
  Medical Center) Series C TECP
    3.100%                           08/17/99          6,750          6,750,000
University of Minnesota Revenue Bonds
  Series A VR
    3.500%                           07/07/99         15,650         15,650,000
                                                                  -------------
                                                                     22,400,000
                                                                  -------------

                        See Notes to Financial Statements
12

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 3.0%
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series A VR
    3.450%                           07/01/99        $ 5,600      $   5,600,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
    3.450%                           07/01/99          5,800          5,800,000
St. Louis County, Missouri, Industrial
  Development Authority Hospital Revenue
  Bonds (Charity Obligation Group)
  Series E VR
    3.350%                           07/07/99          9,700          9,700,000
                                                                  -------------
                                                                     21,100,000
                                                                  -------------
NEBRASKA -- 4.1%
Nebraska Public Power District Electric
  System Revenue Bonds Series A TECP
    2.850%                           08/24/99         17,975         17,975,000
    3.450%                           08/26/99         10,000         10,000,000
Omaha, Nebraska, General Obligation Bonds
    5.125%                           12/01/99          1,070          1,079,050
                                                                  -------------
                                                                     29,054,050
                                                                  -------------
NEW MEXICO -- 0.1%
Albuquerque, New Mexico, General
  Obligation Bonds Series A
    3.750%                           07/01/00          1,000          1,001,937
                                                                  -------------
NEW YORK -- 0.4%
Long Island Power Authority, New York
  Electric Systems Revenue Bonds
  Subseries 5 VR
    3.400%                           07/01/99          3,000          3,000,000
                                                                   -------------
OKLAHOMA -- 5.0%
Muskogee, Oklahoma, Industrial Trust
  Pollution Control Revenue Bonds
  (Oklahoma Gas & Electric Co.)
  Series A VR
    3.550%                           07/07/99         16,500         16,500,000
Oklahoma City, Oklahoma, Industrial &
  Cultural Trust Revenue Bonds
  (SSM Health Care) TECP
    3.100%                           07/19/99          8,000          8,000,000
    3.100%                           08/17/99          5,440          5,440,000
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
    3.500%                           07/07/99          5,550          5,550,000
                                                                  -------------
                                                                     35,490,000
                                                                  -------------
OREGON -- 1.0%
Portland, Oregon, BANS Series A
    3.750%                           12/15/99          6,985          7,002,211
                                                                  -------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA -- 3.5%
Allegheny County, Pennsylvania, Sanitation
  Authority Sewer Revenue Bonds VR
    3.500%                           07/07/99        $24,600      $  24,600,000
                                                                  -------------
SOUTH CAROLINA -- 2.9%
South Carolina Public Service Authority
  Revenue Bonds TECP
    3.250%                           09/16/99          6,000          6,000,000
York County, South Carolina, Pollution
  Control Revenue Bonds PS
    3.000%                           09/15/99         14,500         14,500,000
                                                                  -------------
                                                                     20,500,000
                                                                  -------------
TEXAS -- 8.2%
Austin, Texas, Combined Utility Systems
  Revenue Bonds Series A TECP
    3.050%                           07/12/99         10,955         10,955,000
Brazos River Authority, Texas Pollution
  Control Revenue Bonds (Monsanto Co.
  Project) VR
    3.600%                           07/07/99          5,730          5,730,000
Denton, Texas, Independent School District
  General Obligation Bonds Series B PS
    3.650%                           08/15/99         11,100         11,100,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation Project) VR
    3.550%                           07/07/99          7,905          7,905,000
Sabine River, Texas, Industrial Development
  Authority Revenue Bonds (National Rural
  Utilities Project) PS
    3.550%                           08/15/99          4,640          4,640,000
San Antonio, Texas, Independent School
  District General Obligation Bonds
    7.000%                           08/15/99          2,000          2,009,730
Texas Small Business Industrial
  Development Revenue Bonds VR
    3.500%                           07/07/99          7,640          7,640,000
    3.550%                           07/07/99          7,845          7,845,000
                                                                  -------------
                                                                     57,824,730
                                                                  -------------
UTAH -- 0.4%
Emery County, Utah, Pollution Control
  Revenue Bonds (Pacificorp Project) VR
    3.450%                           07/01/99          3,100          3,100,000
                                                                  -------------
WASHINGTON -- 5.7%
Washington State Health Care Facilities
  Authority Revenue Bonds (Fred
  Hutchinson Cancer Center) VR
    3.600%                           07/01/99         30,400         30,400,000
Washington State Public Power Supply
  System Nuclear Project No. 3 Refunding
  Revenue Bonds Series 3A-1 TECP
    3.000%                           10/06/99         10,000         10,000,000
                                                                  -------------
                                                                     40,400,000
                                                                  -------------

                        See Notes to Financial Statements
                                                                              13

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         -----       -------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN -- 10.2%
Arrowhead, Wisconsin, United High
  School TRANS
    3.750%                           09/27/99        $ 1,400      $   1,400,323
Belleville, Wisconsin, School District TRANS
    3.740%                           11/01/99          1,100          1,100,499
Green Lake, Wisconsin, School District
  TRANS
    4.000%                           08/25/99          1,550          1,550,335
Kimberly, Wisconsin, School District BANS
    3.650%                           06/01/00         10,000         10,009,300
Monona Grove, Wisconsin, School District
  TRANS
    3.750%                           10/22/99          3,400          3,400,497
New London, Wisconsin, School District
  TRANS
    3.770%                           10/01/99          3,800          3,800,365
Penwaukee, Wisconsin, School District
  TRANS
    3.700%                           09/15/99          4,800          4,800,481
Random Lake, Wisconsin, School District
  TRANS
    3.760%                           09/27/99          1,200          1,200,167
River Falls, Wisconsin, School District BANS
    3.750%                           11/01/99          6,000          6,014,869
Shorewood, Wisconsin, School District
  TRANS
    3.870%                           09/01/99          2,450          2,450,119
Sparta, Wisconsin, Area School District
  BANS
    3.250%                           03/01/00          5,000          5,001,197
Tomahawk, Wisconsin, School District
  TRANS
    3.710%                           10/22/99          2,500          2,500,821
Two Rivers, Wisconsin, Public School
  District TRANS
    3.850%                           09/30/99          1,700          1,700,408
Waterloo, Wisconsin, School District TRANS
    3.900%                           10/13/99          1,550          1,550,425
Waupaca, Wisconsin, School District BANS
    3.200%                           12/01/99          6,500          6,503,580
Wausau, Wisconsin, School District BANS
    3.450%                           06/01/00          7,000          7,007,140
Williams Bay, Wisconsin, School District
  TRANS
    4.000%                           08/24/99          1,400          1,400,298
Wisconsin State Health & Educational
  Facilities Authority Revenue Bonds
  Series 1997F VR
    3.350%                           07/07/99         10,800         10,800,000
                                                                  -------------
                                                                     72,190,824
                                                                  -------------
TOTAL MUNICIPAL BONDS
  (Cost $743,352,048)                                               743,352,048
                                                                  -------------
                                                      SHARES      VALUE(DAGGER)
                                                      ------      -------------
TEMPORARY INVESTMENTS -- 0.5%
Federated Tax-Free Obligation Fund                 2,856,446       $  2,856,446
Goldman Sachs Financial Square
   Tax-Exempt Money Market Portfolio                 914,632            914,632
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,771,078)                                                   3,771,078
                                                                   ------------
TOTAL INVESTMENTS -- 105.8%
  (Cost $747,123,126)                                               747,123,126
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (5.8%)
Interest receivable and other assets                                  4,907,590
Payable for securities purchased                                    (44,015,040)
Dividends payable                                                    (1,853,549)
Accrued expenses                                                       (266,864)
                                                                   ------------
                                                                    (41,227,863)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 491,634,201 Institutional
  Shares and 214,261,062 N Shares
  outstanding, $.001 par value;
  1.5 billion authorized shares
  (Note 7)                                                         $705,895,263
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES AND N SHARES                                                     $1.00
                                                                          =====

---------------
(DAGGER) See Note 2a to the Finanacial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for  redemption.
VR -- Variable  rate demand note;  interest  rate in effect on 06/30/99.
      Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond  Anticipation  Note.
TANS -- Tax Anticipation Note.
TECP -- Tax Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                        See Notes to Financial Statements
14

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------

AGENCY OBLIGATIONS -- 1.0%
Federal Home Loan Bank
    7.360%                           07/01/04        $ 1,000       $  1,050,973
Federal Home Loan Mortgage Corp.
    7.100%                           04/10/07          2,500          2,597,796
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $3,562,174)                                                   3,648,769
                                                                   ------------
ASSET-BACKED SECURITIES -- 15.5%
AK Bank Series 1998-A, Class 1
    7.500%                           07/15/05          2,450          2,303,000
ARG Funding Corp. Series 1999-1A,
  Class A2
    5.880%                           05/20/03          3,500          3,446,161
BankAmerica Manufactured Housing
  Contract Series 1998-2, Class B1
    7.930%                           12/10/25          4,300          3,352,656
Capita Equipment Receivables Trust
  Series 1996-1, Class A4
    6.280%                           06/15/00          2,398          2,401,012
Case Equipment Loan Trust Series 1997-A,
  Class B
    6.700%                           03/15/04            750            743,068
Charming Shoppes Master Trust
  Series 1997-1, Class A
    5.338%                           04/15/06          2,500          2,465,625
Chemical Credit Card Master Trust I
  Series 1996-1, Class A
    5.550%                           09/15/03          3,000          2,977,020
Citibank Credit Card Master Trust I
  Series 1997-2, Class B
    6.700%                           02/15/04          5,000          5,029,744
Comed Transitional Funding Trust
  Series 1998-1, Class A7
    5.740%                           12/25/10          2,740          2,527,957
Credit Card Receivable Trust
  Series 1998-IA, Class A
    6.478%                           12/22/04          2,758          2,686,328
Discover Card Master Trust I
  Series 1999-1, Class A
    5.300%                           08/15/04          2,125          2,106,676
Green Tree Financial Corp. Series 1996-1,
  Class A2
    5.850%                           03/15/27          2,608          2,605,924
Green Tree Financial Corp. Series 1997-4,
  Class A5
    6.880%                           02/15/29          5,365          5,394,064
MBNA Corp.  Series 1998-C,  Class C
    6.350%                           11/15/05          3,000          2,930,625
Merrill Lynch Home Equity Loan
  Series 1994-1, Class A1
    5.168%                           07/15/22            187            187,023
Metris Master Trust Series 1997-1, Class A
    6.870%                           10/20/05          1,725          1,739,002
Onyx Acceptance Grantor Trust,
  Series 1998-A, Class A3
    5.850%                           08/15/02          4,000          3,975,000

   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
ASSET-BACKED SECURITIES (CONTINUED)
SBC Glacier Finance Ltd. Series 1997-1,
  Class A
    5.256%                           09/10/04        $ 3,500        $ 3,499,615
The Money Store Home Equity Trust
  Series 1994-B, Class A3
    7.100%                           11/15/16            191            192,174
Toyota Auto Lease Trust Series 1997-A,
  Class B
    6.750%                           04/26/04          3,500          3,486,328
                                                                  -------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $55,533,135)                                                 54,049,002
                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.8%
Asset Securitization Corp. Series 1997-D4,
  Class PS1 IO
    1.233%                           04/14/29         67,257          4,382,244
Chase Mortgage Finance Corp.
  Series 1993-0, Class A5
    6.600%                           12/25/09          3,051          3,047,992
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    5.770%                           11/25/08          4,745          4,753,171
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
    7.468%                           11/25/08          1,595          1,474,327
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                           11/25/08            960            964,431
Countrywide Funding Corp. Series 1994-5,
  Class A7F
    5.619%                           03/25/09          2,915          2,892,742
Countrywide Funding Corp. Series 1994-5,
  Class A7S
    7.254%                           03/25/09          1,097            919,094
Countrywide Funding Corp. Series 1994-5,
  Class A7T
    9.000%                           03/25/09            696            699,831
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class S IO
    1.070%                           11/12/3          52,488          2,741,282
DLJ Mortgage Acceptance Corp.
  Series 1995-Q1, Class A1-S IO
    1.832%                           03/25/25            160             25,557
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    7.463%                           11/28/11          5,123          4,968,238
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2, Class CP IO
    1.363%                           11/15/04         51,000          3,061,992
Federal National Mortgage Association
  Series 116, Class 2 IO
    9.000%                           12/25/21          4,718          1,460,318
Federal National Mortgage Association
  Series 1990-32, Class E
    9.000%                           12/25/04          2,017          2,030,067
Federal National Mortgage Association
  Series 1993-183, Class M
    6.500%                           07/25/23          2,000          1,947,300

                        See Notes to Financial Statements
                                                                              15

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1994-85, Class E
    6.000%                           11/25/06        $ 1,094       $  1,096,135
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                           03/25/27         21,414            709,346
Federal National Mortgage Association
  Series 1997-70, Class PE PO
    6.221%                           04/25/22          4,412          3,348,563
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.685%                           12/28/28          2,819          2,760,324
J.P. Morgan Commercial Mortgage
  Finance Corp. Series 1999-C7, Class A2
    6.507%                           10/15/35          3,250          3,159,585
Morgan Stanley Capital I Series 1998-WF1,
  Class A1
    6.250%                           07/15/07          3,404          3,359,093
Morgan Stanley Capital I Series 1999-WF1,
  Class A2
    6.210%                           09/15/08          2,260          2,161,125
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
    6.750%                           08/25/27          3,095          3,101,186
PNC Mortgage Securities Corp.
  Series 1996-2, Class A4
    6.600%                           02/25/11          4,534          4,369,980
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
    6.750%                           10/25/27          6,000          5,998,125
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $68,288,796)                                                 65,432,048
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 8.9%
Federal Home Loan Mortgage Corp.
    7.500%                           05/01/27            493            499,634
Federal National Mortgage Association
    6.500%                           01/15/14         10,000          9,865,625
    6.500%                           01/15/29          8,500          8,210,469
Federal National Mortgage Association
  Pool #303724
    6.000%                           01/01/11          5,059          4,958,097
Federal National Mortgage Association
  Pool #305189
    9.000%                           01/01/25             17             18,596
Federal National Mortgage Association
  Pool #305555
    9.000%                           01/01/25            179            191,036
Federal National Mortgage Association
  Pool #306031
    9.000%                           02/01/25            316            336,695
Federal National Mortgage Association
  Pool #306674
    9.000%                           03/01/25            183            194,687
Federal National Mortgage Association
  Pool #317306
    9.000%                           07/01/25            141            149,779

   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association
  Pool #338001
    9.000%                           10/01/25          $  10       $     10,994
Government National Mortgage
  Association Pool #8747
    6.125%                           11/20/25            124            125,410
Government National Mortgage
  Association Pool #326150
    7.000%                           09/15/23            165            163,961
Government National Mortgage
  Association Pool #333668
    7.000%                           07/15/23            451            447,971
Government National Mortgage
  Association Pool #345039
    7.000%                           09/15/23            574            570,197
Government National Mortgage
  Association Pool #345536
    7.000%                           01/15/24            390            387,121
Government National Mortgage
  Association Pool #351638
    7.000%                           06/15/23            618            614,045
Government National Mortgage
  Association Pool #377553
    7.000%                           07/15/25            546            541,473
Government National Mortgage
  Association Pool #383330
    7.000%                           07/15/25            908            900,000
Government National Mortgage
  Association Pool #391901
    7.000%                           07/15/25            433            429,744
Government National Mortgage
  Association Pool #397755
    7.000%                           05/15/24            551            546,665
Government National Mortgage
  Association Pool #406568
    7.000%                           07/15/25            752            745,547
Government National Mortgage
  Association Pool #407660
    7.000%                           07/15/25            507            502,367
Government National Mortgage
  Association Pool #780023
    7.000%                           09/15/24            606            603,242
                                                                  -------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $30,709,183)                                                 31,013,355
                                                                  -------------
CORPORATE BONDS -- 29.3%
ELECTRIC -- 1.0%
Consolidated Edison Co., Inc.
    6.625%                           07/01/05          2,150          2,128,500
Texas Utilities Electric Co.
    6.750%                           04/01/03          1,420          1,423,550
                                                                  -------------
                                                                      3,552,050
                                                                  -------------

                        See Notes to Financial Statements
16

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
CORPORATE BONDS (CONTINUED)
FINANCE - BANK -- 5.7%
Bank One Corp
    7.250%                           08/15/04        $ 3,320       $  3,398,850
BankAmerica Corp.
    7.500%                           10/15/02          2,320          2,395,400
Mercantile Bancorp
    7.050%                           06/15/04          3,300          3,324,750
NationsBank Corp.
    6.500%                           08/15/03          2,310          2,304,225
Providian National Bank
    6.650%                           02/01/04          3,375          3,307,500
Sanwa Business Credit Corp.
    5.165%                           03/13/00          5,000          4,993,500
                                                                   ------------
                                                                     19,724,225
                                                                   ------------
FINANCE - NON-BANK -- 9.7%
American Express Credit Corp.
    6.125%                           11/15/01            440            440,000
Associates Corp. of North America
    5.750%                           10/15/03            190            184,300
Associates Corp. of North America
  Euro Bond
    6.875%                           06/20/02          1,775          1,788,313
Beneficial Corp.
    8.400%                           05/15/08             20             21,900
Beneficial Finance Corp. MTN
    9.130%                           07/25/01          1,000          1,053,750
Camden Property Trust
    7.000%                           04/15/04          3,500          3,434,375
Case Credit Corp.
    5.930%                           02/26/01          4,000          3,980,000
General Motors Acceptance Corp.
    6.850%                           06/17/04          3,375          3,421,406
Hartford  Life,  Inc.
    7.100%                           06/15/07          3,725          3,757,594
Household Finance Corp.
    8.550%                           10/15/04          3,000          3,015,000
Lehman Brothers Holdings, Inc.
    7.375%                           05/15/04          4,540          4,591,075
Morgan Stanley Dean Witter & Co.
    5.625%                           01/20/04          3,475          3,349,031
Salomon Smith Barney Holdings, Inc.
    5.875%                           02/01/01          3,885          3,875,288
SunAmerica, Inc.
    5.600%                           07/31/97          1,050            779,940
                                                                   ------------
                                                                     33,691,972
                                                                   ------------
INDUSTRIAL -- 6.6%
Cendant Corp.
    7.750%                           12/01/03          1,530          1,549,125
Cox Communications, Inc.
    6.690%                           09/20/04          3,275          3,238,156
Ford Motor Co.
    9.000%                           09/15/01          4,000          4,215,000
James River Corp.
    6.700%                           11/15/03          4,000          3,995,000

   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Monsanto Co.
    5.750%                           12/01/05        $ 2,240       $  2,130,800
    5.875%                           12/01/08          1,725          1,606,406
Rite Aid Corp.
    7.125%                           01/15/07          3,615          3,542,700
Sears, Roebuck & Co. MTN
    8.390%                           02/14/02            800            838,000
Sears, Roebuck Acceptance Corp.
    6.020%                           02/20/03          1,400          1,377,250
WMX Technologies, Inc.
    6.250%                           10/15/00            700            700,875
                                                                   ------------
                                                                     23,193,312
                                                                   ------------
OIL -- 1.3%
Atlantic Richfield Co.
    9.125%                           03/01/11            100            118,625
Conoco, Inc.
    5.900%                           04/15/04          1,525          1,492,594
Petro Mexicanos Finance, Ltd.
    5.720%                           11/15/03          2,925          2,869,337
                                                                   ------------
                                                                      4,480,556
                                                                   ------------
TELEPHONES -- 4.1%
Airtouch Communications, Inc.
    6.650%                           05/01/08          3,000          2,936,250
AT&T Corp.
    6.000%                           03/15/09          2,435          2,301,075
GTE California, Inc.
    5.500%                           01/15/09          2,500          2,268,750
Sprint Capital Corp.
    5.875%                           05/01/04          3,475          3,362,063
Worldcom, Inc.
    6.400%                           08/15/05          3,705          3,617,006
                                                                   ------------
                                                                     14,485,144
                                                                   ------------
TRANSPORTATION -- 0.9%
Norfolk Southern Corp.
    7.350%                           05/15/07          3,000          3,071,250
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $103,341,540)                                               102,198,509
                                                                   ------------
SUPRANATIONAL BONDS -- 0.9%
African Development Bank (Cost $3,069,492)
    7.750%                           12/15/01          3,000          3,097,500
                                                                   ------------
YANKEE BONDS -- 4.1%
Banco Santiago S.A.
    7.000%                           07/18/07          3,730          3,203,138
Cable & Wireless Communications Notes
    6.625%                           03/06/05            955            933,513
Empresa Nacional Electric
    7.750%                           07/15/08          2,400          2,262,000
Export-Import Bank Korea
    6.500%                           11/15/06          2,185          2,086,675

                        See Notes to Financial Statements
                                                                              17

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
YANKEE BONDS (CONTINUED)
Korea Development Bank
    7.375%                           09/17/04        $ 1,415       $  1,390,238
Korea Electric Power Global
    6.375%                           12/01/03          1,455          1,371,338
PDVSA Finance Ltd. Series 1999-H
    9.375%                           11/15/07          3,100          3,052,880
                                                                   ------------
TOTAL YANKEE BONDS
  (Cost $15,104,841)                                                 14,299,782
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 14.5%
U.S. TREASURY BILLS* -- 0.3%
    4.830%                           12/09/99          1,000            978,712
                                                                   ------------
U.S. TREASURY NOTES -- 13.5%
    6.625%                           07/31/01          1,185          1,208,495
    6.375%                           09/30/01            500            507,710
    7.500%                           11/15/01          1,650          1,717,470
    5.875%                           11/30/01          2,290          2,302,375
    6.625%                           04/30/02          1,215          1,244,838
    6.500%                           05/31/02          4,910          5,025,723
    5.750%                           10/31/02          1,500          1,501,662
    5.500%                           01/31/03            885            877,879
    7.875%                           11/15/04            410            447,171
    6.500%                           05/15/05          1,200          1,234,594
    7.000%                           07/15/06         29,530         31,290,989
                                                                   ------------
                                                                     47,358,906
                                                                   ------------
U.S. TREASURY STRIPS -- 0.7%
    0.000%                           02/15/03          2,900          2,358,900
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $51,138,275)                                                 50,696,518
                                                                   ------------

                                                      SHARES      VALUE(DAGGER)
                                                      ------      -------------
TEMPORARY INVESTMENTS -- 7.0%
Goldman Sachs Financial Square
   Money Market Portfolio                         12,241,531       $ 12,241,531
Goldman Sachs Institutional Liquid Assets
   Money Market Portfolio                         12,376,703         12,376,703
J.P. Morgan Institutional Prime Money
   Market Portfolio                                      170                170
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $24,618,404)                                                 24,618,404
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $355,365,840)                                              $349,053,887
                                                                   ============

---------------
(DAGGER) See Note 2a to the Financial Statements.
* Security pledged as collateral for futures contracts.
MTN -- Medium Term Note.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                                                  NUMBER OF         UNREALIZED
                                                  CONTRACTS        DEPRECIATION
                                                ------------       ------------
Futures Contracts -- Short Position
  U.S. Treasury Notes, September 1999                    200          $(273,438)
                                                         ===          =========

                        See Notes to Financial Statements
18

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $355,365,840) ...................    $349,053,887
   Collateral receivable for securities loaned ................      18,657,500
   Interest receivable ........................................       4,134,912
   Receivable for capital stock sold ..........................         192,773
   Other assets ...............................................          27,884
                                                                   ------------
          Total assets ........................................     372,066,956
                                                                   ------------
LIABILITIES
   Payable upon return of securities loaned ...................      18,657,500
   Payable for securities purchased ...........................      17,983,389
   Payable for capital stock redeemed .........................         113,840
   Dividends payable ..........................................       1,310,910
   Accrued expenses ...........................................         176,759
   Other liabilities ..........................................         226,563
                                                                   ------------
          Total liabilities ...................................      38,468,961
                                                                    -----------
NET ASSETS
Applicable to 32,613,610 Institutional Shares
 and 800,902 N Shares outstanding, $.001 par
 value; 200,000,000 authorized shares (Note 7) ................    $333,597,995
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER INSTITUTIONAL SHARE ($325,602,067/32,613,610) ............           $9.98
                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER N SHARE ($7,995,928/800,902) .............................           $9.98
                                                                          =====

                        See Notes to Financial Statements
                                                                              19

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
ASSET-BACKED SECURITIES -- 14.4%
AK Bank Series 1998-A, Class 1
    7.500%                           07/15/05        $ 1,300       $  1,222,000
ARG Funding Corp. Series 1999-1A,
  Class A2
    5.880%                           05/20/03          1,400          1,378,464
BankAmerica Manufactured Housing
  Contract Series 1998-2, Class B1
    7.930%                           12/10/25          2,284          1,780,806
Capita Equipment Receivables Trust
  Series 1996-1, Class A4
    6.280%                           06/15/00            343            343,002
Case Equipment Loan Trust Series 1997-A,
  Class B
    6.700%                           03/15/04            750            743,068
Charming Shoppes Master Trust
  Series 1997-1, Class A
    5.338%                           04/15/06          2,500          2,465,625
Chemical Credit Card Master Trust
  Series 1995-2, Class A
    6.230%                           06/15/03            610            614,559
Citibank Credit Card Master Trust I
  Series 1997-2, Class B
    6.700%                           02/15/04          1,000          1,005,949
Comed Transitional Funding Trust
  Series 1998-1, Class A7
    5.740%                           12/25/10          1,535          1,416,210
Discover Card Master Trust I Series 1999-1,
  Class A
    5.300%                           08/15/04          2,250          2,230,598
First Plus Home Loan Trust Series 1997-3,
  Class A6
    7.080%                           07/10/17          1,125          1,125,000
Green Tree Financial Corp. Series 1997-4,
  Class A5
    6.880%                           02/15/29          2,000          2,010,835
Green Tree Financial Corp. Series 1997-7,
  Class A8
    6.860%                           08/15/29          3,351          3,223,730
Household Credit Card Master Trust I
  Series 1995-1, Class A
    5.158%                           12/15/02            780            781,316
MBNA Corp. Series 1998-C, Class C
    6.350%                           11/15/05          1,250          1,221,094
Metris Master Trust Series 1997-1,  Class A
    6.870%                           10/20/05          3,350          3,377,192
SBC Glacier Finance Ltd. Series 1997-1,
  Class A
    5.256%                           09/10/04          1,500          1,499,835
Team Fleet Financing Corp. Series 1997-1,
  Class A
    7.350%                           05/15/03          1,250          1,266,672
The Money Store Home Equity Trust
  Series 1994-B, Class A3
    7.100%                           11/15/16             68             68,634
Toyota Auto Lease Trust Series 1997-A,
  Class B
    6.750%                           04/26/04          1,500          1,494,141
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $30,176,890)                                                 29,268,730
                                                                   ------------

   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 23.4%
Asset Securitization Corp. Series 1997-D4,
  Class PS1 IO
    1.233%                           04/14/29        $16,074        $ 1,047,293
Chase Commercial Mortgage Securities
  Corp. Series 1997-1, Class A1
    7.270%                           07/19/04          1,466          1,492,750
Chase Mortgage Finance Corp.
  Series 1993-0, Class A5
    6.600%                           12/25/09            693            692,725
Chase Mortgage Finance Corp.
  Series 1999-AS2, Class 2A4
    6.500%                           07/25/29          4,200          3,995,905
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    5.770%                           11/25/08          2,478          2,482,548
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
    7.468%                           11/25/08            833            770,030
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                           11/25/08            502            503,716
Countrywide Funding Corp. Series 1994-11,
  Class A12
    9.777%                           05/25/24            120            120,053
DLJ Commercial  Mortgage Corp.
  Series 1998-CF2, Class S IO
    1.070%                           11/12/31         28,331          1,479,638
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    7.792%                           11/28/11            683            662,431
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
    6.588%                           05/25/28          1,731          1,672,854
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
    7.000%                           05/15/26          4,773          4,699,299
Federal Home Loan Mortgage Corp.
  Series 1865, Class PE
    7.000%                           07/15/26            750            738,529
Federal Home Loan Mortgage Corp.
  Series 1875, Class SA IO
    18.200%                          09/15/03          7,416          1,668,705
Federal Home Loan Mortgage Corp.
  Series 2075, Class QG
    6.250%                           12/15/26          3,000          2,823,750
Federal Home Loan Mortgage Corp.
  Series 2131, Class VD
    6.000%                           05/15/14          2,412          2,247,960
Federal National Mortgage Association
  Series 110, Class 2 IO
    9.000%                           11/25/19          1,500            469,979
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.236%                           06/25/22          1,575          1,186,049
Federal National Mortgage Association
  Series 1993-210, Class S
    10.094%                          11/25/23          1,145          1,024,775

                        See Notes to Financial Statements
20

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1996-53, Class PE
    6.500%                           11/18/10        $ 2,375        $ 2,372,835
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                           03/25/27         10,832            358,816
J.P. Morgan Commercial Mortgage Finance
  Corp. Series 1999-C7, Class A2
    6.507%                           10/15/35          1,750          1,701,315
LB Commercial Conduit Mortgage Trust
  Series 1999-C1, Class X IO
    0.693%                           07/15/23         26,767          1,203,425
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
    6.220%                           02/15/30          1,066          1,051,550
Morgan Stanley Capital I Series 1998-WF1,
  Class A1
    6.250%                           07/15/07            147            145,117
Morgan Stanley Capital I Series 1999-WF1,
  Class A2
    6.210%                           09/15/08          1,080          1,032,750
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
    6.750%                           08/25/27          2,100          2,104,197
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
    6.750%                           10/25/27          2,188          2,186,926
Residential Asset Securitization Trust
  Series 1997-A8, Class A3
    7.000%                           10/25/27            462            460,589
Residential Asset Securitization Trust
  Series 1998-A5, Class A5
    6.750%                           06/25/28          3,500          3,426,575
Residential Funding Mortgage Security I
  Series 1993-S20, Class A11
    7.250%                           06/25/08          1,715          1,730,696
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $48,675,216)                                                 47,553,780
                                                                   ------------

MORTGAGE-BACKED SECURITIES -- 9.7%
Federal National Mortgage Association
    6.000%                           01/15/14          5,800          5,606,062
    6.500%                           01/15/14          2,150          2,121,109
    6.500%                           01/15/29          2,700          2,608,031
    7.000%                           01/15/29          2,800          2,770,250
Federal National Mortgage Association
  Pool #305555
    9.000%                           01/01/25            183            195,205
Federal National Mortgage Association
  Pool #359740
    7.000%                           10/01/26            164            162,752
Federal National Mortgage Association
  Pool #364248
    7.000%                           01/01/27            297            295,054
Federal National Mortgage Association
  Pool #364731
    7.000%                           12/01/26            243            241,536

   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #780167
    7.000%                           12/15/24        $ 5,593       $  5,572,151
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $19,801,120)                                                 19,572,150
                                                                   ------------
CORPORATE BONDS -- 22.0%
ELECTRIC -- 0.7%
Public Service Electric & Gas Co.
    6.500%                           05/01/04          1,000            997,500
Texas Utilities Electric Co.
    6.750%                           04/01/03            500            501,250
                                                                   ------------
                                                                      1,498,750
                                                                   ------------
FINANCE - BANK -- 1.2%
Mellon Financial Co.
    6.300%                           06/01/00            500            501,959
Providian National Bank
    6.650%                           02/01/04          1,900          1,862,000
                                                                   ------------
                                                                      2,363,959
                                                                   ------------
FINANCE - NON-BANK -- 5.8%
Associates Corp. of North America
    8.550%                           07/15/09          1,790          1,975,712
Associates Corp. of North America
  Euro Bond
    6.875%                           06/20/02            355            357,662
Camden Property Trust
    7.000%                           04/15/04          2,000          1,962,500
Commercial Credit Co.
    7.750%                           03/01/05            210            218,662
General Motors Acceptance Corp.
    6.850%                           06/17/04          1,900          1,926,125
Lehman Brothers Holdings, Inc.
    8.800%                           03/01/15            630            683,550
PaineWebber Group, Inc.
    6.750%                           02/01/06          1,000            966,250
Salomon Smith Barney Holdings, Inc.
    5.875%                           02/01/01            200            199,500
    6.500%                           10/15/02            200            200,250
SunAmerica, Inc.
    5.600%                           07/31/97            480            356,544
U.S. West Capital Funding, Inc.
    6.875%                           07/15/28          1,740          1,570,350
Xerox Credit Corp. Euro Bond
    5.400%                           09/11/00          1,300          1,294,324
                                                                  -------------
                                                                     11,711,429
                                                                  -------------
INDUSTRIAL -- 10.9%
A.H. Belo Corp.
    7.250%                           09/15/27          1,500          1,408,125
Air Products & Chemicals, Inc.
    6.862%                           10/25/03          2,250          2,264,062
Boston University
    7.625%                           07/15/97            410            406,412
Cendant Corp.
    7.750%                           12/01/03            700            708,750

                        See Notes to Financial Statements
                                                                              21

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Cox Communications, Inc.
    6.690%                           09/20/04        $ 1,800       $  1,779,750
Cummins Engine Co., Inc.
    5.650%                           03/01/98          1,885          1,265,306
Ford Motor Co.
    7.500%                           08/01/26            360            360,000
    7.400%                           11/01/46          1,505          1,463,612
Hertz Corp.
    6.500%                           04/01/00            500            501,875
Honeywell, Inc.
    7.350%                           05/15/00            200            202,750
International Business Machines Corp.
    7.000%                           10/30/25          1,720          1,698,500
James River Corp.
    6.700%                           11/15/03          2,000          1,997,500
Monsanto Co.
    5.750%                           12/01/05          1,130          1,074,913
    5.875%                           12/01/08            870            810,188
Procter & Gamble Co. Euro Bond
    9.625%                           01/14/01            400            421,500
Sears, Roebuck Acceptance Corp.
    6.020%                           02/20/03          1,350          1,328,063
Time Warner Entertainment, Inc.
    8.375%                           07/15/33          1,950          2,127,938
Wal-Mart Stores, Inc.
    9.100%                           07/15/00            100            103,250
Wal-Mart Stores, Inc. Euro Bond
    6.750%                           05/24/02            125            125,781
Xerox Capital Trust I
    8.000%                           02/01/27            810            815,063
Xerox Corp. Euro Bond
    5.750%                           07/21/00          1,310          1,308,363
                                                                   ------------
                                                                     22,171,701
                                                                   ------------
OIL -- 0.6%
Petro Mexicanos Finance, Ltd.
    5.720%                           11/15/03          1,365          1,335,994
                                                                   ------------
TELEPHONES -- 2.0%
Airtouch Communications, Inc.
    6.650%                           05/01/08            450            440,438
GTE California, Inc.
    5.500%                           01/15/09            885            803,138
New England Telephone & Telegraph Co.
    7.875%                           11/15/29          1,720          1,842,550
Sprint Capital Corp.
    6.900%                           05/01/19            990            925,650
                                                                   ------------
                                                                      4,011,776
                                                                   ------------
TRANSPORTATION -- 0.8%
CSX Corp.
    7.250%                           05/01/27          1,610          1,636,163
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $46,018,266)                                                 44,729,772
                                                                   ------------

   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      ------------
SUPRANATIONAL BONDS -- 1.0%
African Development Bank (Cost $2,046,328)
    7.750%                           12/15/01        $ 2,000       $  2,065,000
                                                                   ------------
YANKEE BONDS -- 4.9%
Banco Santiago S.A.
    7.000%                           07/18/07          1,610          1,382,588
Cable & Wireless Communications
  Notes
    6.625%                           03/06/05            465            454,538
Dresdner Funding Trust I
    8.151%                           06/30/31            265            262,350
Empresa Nacional Electric
    7.750%                           07/15/08          1,700          1,602,250
Export-Import Bank Korea
    6.500%                           11/15/06            240            229,200
Hydro-Quebec
    8.050%                           07/07/24            220            238,425
Korea Development Bank
    7.375%                           09/17/04          1,045          1,026,713
Korea Electric Power Global
    6.375%                           12/01/03            605            570,213
PDVSA Finance Ltd. Series 1999-H
    9.375%                           11/15/07          1,550          1,526,440
Sony Corp.
    6.125%                           03/04/03          2,210          2,190,663
United Utilities P.L.C.
    6.450%                           04/01/08            500            475,625
                                                                   ------------
TOTAL YANKEE BONDS
  (Cost $10,368,686)                                                  9,959,005
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 13.4%
U.S. TREASURY BILLS -- 0.3%
    4.395%                           09/16/99            120            118,822
    4.590%                           11/12/99            500            491,141
                                                                   ------------
                                                                        609,963
                                                                   ------------
U.S. TREASURY BONDS -- 3.5%
    8.000%                           11/15/21          5,895          7,095,967
                                                                   ------------
U.S. TREASURY NOTES -- 9.6%
    6.500%                           05/31/01            500            508,942
    6.625%                           07/31/01            365            372,237
    7.500%                           11/15/01            510            530,855
    7.875%                           11/15/04          7,605          8,294,481
    7.000%                           07/15/06          5,490          5,817,390
    4.750%                           11/15/08          4,300          3,947,585
                                                                   ------------
                                                                     19,471,490
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $27,730,271)                                                 27,177,420
                                                                   ------------

                        See Notes to Financial Statements
22

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      ------------
COMMERCIAL PAPER -- 7.1%
CSX Corp.
    5.240%                           07/19/99        $ 6,400       $  6,383,232
MCI Worldcom, Inc.
    5.180%                           07/09/99          8,000          7,990,791
                                                                   ------------
TOTAL COMMERCIAL PAPER
  (Cost $14,374,023)                                                 14,374,023
                                                                   ------------

                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 4.1%
Goldman Sachs Financial Square
   Money Market Portfolio                          4,556,844          4,556,844
Goldman Sachs Institutional Liquid
   Assets Money Market Portfolio                   3,840,088          3,840,088
J.P. Morgan Institutional Prime
   Money Market Portfolio                                  1                  1
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,396,933)                                                   8,396,933
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $207,587,733)                                              $203,096,813
                                                                   ============
---------------
(DAGGER) See Note 2a to the Financial Statements.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                        See Notes to Financial Statements
                                                                              23

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $207,587,733) ....................   $203,096,813
   Collateral receivable for securities loaned .................      2,823,750
   Interest receivable .........................................      2,096,491
   Receivable for securities sold. .............................      4,931,826
   Receivable for capital stock sold ...........................        377,301
   Other assets. ...............................................         25,520
                                                                   ------------
          Total assets. ........................................    213,351,701
                                                                   ------------

LIABILITIES
   Payable upon return of securities loaned ....................      2,823,750
   Payable for securities purchased ............................     19,592,128
   Payable for capital stock redeemed ..........................        741,466
   Dividend payable ............................................        558,910
   Accrued expenses ............................................         89,779
                                                                   ------------
          Total liabilities ....................................     23,806,033
                                                                   ------------

NET ASSETS
Applicable to 18,995,514 Institutional Shares,
   381,874  N Shares and 1,903 A Shares
   of beneficial interest outstanding, $.001
   par value (Note 7) ..........................................   $189,545,668
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PER
   INSTITUTIONAL SHARE ($185,792,066/18,995,514) ...............         $ 9.78
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE ($3,734,994/381,874) ............................         $ 9.78
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($18,608/1,903) .............................................         $ 9.78
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($9.78/0.955) (Note 5) ......................................         $10.24
                                                                         ======


                        See Notes to Financial Statements
24

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
AGENCY OBLIGATIONS -- 33.2%
Banco Vivienda del Peru
    9.980%                           08/01/08        $ 3,230       $  3,649,800
Federal Farm Credit Bank
    7.170%                           04/25/02          3,500          3,623,060
Federal Home Loan Bank
    5.655%                           07/10/01          3,500          3,488,391
    4.860%                           10/05/01          3,500          3,424,405
Federal Home Loan Mortgage Corp.
    7.010%                           07/11/07            850            855,936
Federal National Mortgage Association
    5.375%                           03/15/02          1,350          1,331,438
    5.750%                           04/15/03          2,085          2,065,269
    5.125%                           02/13/04          3,470          3,335,398
    5.750%                           06/15/05          2,000          1,964,433
Honduras Aid
    13.000%                          06/01/01            807            861,160
Private Export Funding Corp.
    7.030%                           10/31/03          1,650          1,707,750
Rowan Cos., Inc.
    6.150%                           07/01/10          4,217          4,064,134
Small Business Administration
  Participation Certificates
  Series 1995-20J, Class 1
    6.850%                           10/01/15          3,008          2,989,254
Small Business Administration
  Participation Certificates
  Series 1997-10C, Class 1
    6.950%                           05/01/07          1,289          1,300,717
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $35,082,767)                                                 34,661,145
                                                                   ------------
ASSET-BACKED SECURITIES -- 11.0%
Citibank Credit Card Master Trust I
  Series 1998-3, Class A
    5.800%                           02/07/05            525            517,207
Citibank Credit Card Master Trust I
  Series 1999-5, Class A
    6.100%                           05/15/08          1,000            965,000
Contimortgage Home Equity Loan Trust
  Series 1998-2, Class A5
    6.280%                           09/15/16          2,500          2,473,828
Discover Card Master Trust I
  Series 1999-4, Class A
    5.650%                           11/15/04          1,455          1,432,038
Green Tree Home Equity Loan Trust
  Series 1998-A, Class A5 IO
    8.000%                           06/15/29         10,000          1,214,063
Green Tree Home Equity Loan Trust
  Series 1999-A, Class A3
    5.980%                           04/15/18          2,875          2,832,324
Metris Master Trust Series 1997-1, Class A
    6.870%                           10/20/05          2,000          2,016,234
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $11,593,183)                                                 11,450,694
                                                                   ------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.0%
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
    6.588%                           05/25/28        $ 1,403       $  1,355,354
Federal Home Loan Mortgage Corp.
  Series 202 IO
    6.500%                           04/01/29          1,891            610,362
Federal Home Loan Mortgage Corp.
  Series 2171, Class B
    6.279%                           06/15/09          3,000          2,900,508
Federal National Mortgage Association
  Series 1990-96, Class E
    9.670%                           01/25/17            111            111,660
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                           03/25/27          7,305            241,973
Federal National Mortgage Association
  Series 1998-M2, Class CP1 IO
    0.945%                           02/25/02         51,375          1,135,869
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.685%                           12/28/28          2,284          2,235,822
Government National Mortgage
  Association Series 1999-2, Class C PO
    4.418%                           12/20/23          2,392          1,807,731
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $10,928,306)                                                 10,399,279
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 18.3%
Federal Home Loan Mortgage Corp.
  Pool #865008
    8.445%                           02/01/18             36             37,830
Federal National Mortgage Association
    6.500%                           01/15/29          2,600          2,511,438
Federal National Mortgage Association
  Pool #8217
    11.000%                          12/01/15          1,042          1,156,858
Federal National Mortgage Association
  Pool #73738
    6.825%                           11/01/01          3,712          3,726,764
Federal National Mortgage Association
  Pool #73755
    6.890%                           01/01/02          2,851          2,855,530
Federal National Mortgage Association
  Pool #303724
    6.000%                           01/01/11          2,615          2,548,720
Federal National Mortgage Association
  Pool #375255
    6.920%                           07/01/04            983            996,804
Government National Mortgage
  Association Pool #8720
    6.125%                           10/20/25            212            215,074
Government National Mortgage
  Association Pool #162989
    9.000%                           05/15/16             12             12,913
Government National Mortgage
  Association Pool #227125
    9.000%                           07/15/17             15             16,058


                        See Notes to Financial Statements
                                                                              25

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
   COUPON                                              PAR
    RATE                             MATURITY         (000)       VALUE(DAGGER)
  --------                           --------         ------      -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #346458
    8.000%                           03/15/23         $  158       $    163,997
Government National Mortgage
  Association Pool #352110
    7.000%                           08/15/23          2,417          2,403,126
Government National Mortgage
  Association Pool #780389
    9.000%                           08/15/09          2,230          2,401,818
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $18,813,161)                                                 19,046,930
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 22.7%
U.S. TREASURY BILLS* -- 0.1%
    4.520%                           09/16/99            120            118,822
                                                                   ------------
U.S. TREASURY BONDS -- 12.1%
    8.875%                           08/15/17          2,659          3,395,754
    8.750%                           08/15/20          5,250          6,740,282
    8.000%                           11/15/21          1,700          2,046,335
    6.750%                           08/15/26            400            428,122
                                                                   ------------
                                                                     12,610,493
                                                                   ------------
U.S. TREASURY NOTES -- 10.5%
    7.875%                           11/15/04          4,025          4,389,913
    7.000%                           07/15/06          6,200          6,569,730
                                                                   ------------
                                                                     10,959,643
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $24,553,215)                                                 23,688,958
                                                                   ------------
COMMERCIAL PAPER -- 4.8%
Variable Funding Capital Corp.
  (Cost $4,989,542)
    5.020%                           07/16/99          5,000          4,989,542
                                                                   -----------

                                                      SHARES      VALUE(DAGGER)
                                                      ------      -------------
TEMPORARY INVESTMENTS -- 1.1%
Goldman Sachs Financial Square Treasury
   Obligation Portfolio (Cost $1,201,308)          1,201,308       $  1,201,308
                                                                   ------------

TOTAL INVESTMENTS -- 101.1%
  (Cost $107,161,482)                                               105,437,856
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.1%)
Interest receivable and other assets                                  1,510,464
Receivable for capital stock sold                                        86,794
Payable for securities purchased                                     (2,558,165)
Payable for capital stock redeemed                                      (94,553)
Dividends payable                                                       (52,420)
Accrued expenses                                                        (42,654)
                                                                   ------------
                                                                     (1,150,534)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 6,258,548 Institutional Shares,
  288,109 N Shares and 12,213 A Shares
  of beneficial interest outstanding,
  $.001 par value (Note 7)                                         $104,287,322
                                                                   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($99,512,439/6,258,548)                                          $15.90
                                                                         ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  ($4,580,698/288,109)                                                   $15.90
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($194,185/12,213)                                    $15.90
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($15.90/0.965) (NOTE5)                                     $16.48
                                                                         ======

---------------
(DAGGER) See Note 2a to the Financial Statements.
* Security pledged as collateral for futures contracts.
IO - Interest Only Security.
PO - Principal Only Security; interest rate is effective yield.

                                                  NUMBER OF          UNREALIZED
                                                  CONTRACTS        DEPRECIATION
                                                ------------       ------------
Futures Contracts -- Short Position
   U.S. Treasury Notes, September 1999               81                $(88,594)
                                                     ==                ========

                        See Notes to Financial Statements
26

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------

MUNICIPAL BONDS -- 95.0%
ARIZONA -- 5.3%
Arizona Health Facilities Authority, Arizona
  Hospital Systems Revenue Bonds
  (Samaritan Health Services)
    6.250%                           12/01/06        $ 4,000       $  4,220,000
Salt River Project, Arizona Agriculture
  & Improvement District Revenue Bonds
  Series B
    6.500%                           01/01/04          6,050          6,556,687
                                                                   ------------
                                                                     10,776,687
                                                                   ------------
CALIFORNIA -- 6.9%
Alameda Corridor Transportation Authority,
  California Revenue Bonds Series A
    5.000%                           10/01/11          2,000          2,000,000
California Educational Facilities Authority
  Revenue Bonds (Stanford University)
  Series P
    5.250%                           12/01/13          2,500          2,559,375
Central Coast Water Authority, California
  Revenue Bonds (State Water Project
  Regional Facilities)
    6.500%                           10/01/14          6,000          6,540,000
Redding, California, Joint Powers Financing
  Authority Electric System Revenue Bonds
  Series A
    5.250%                           06/01/15          3,000          3,015,000
                                                                   ------------
                                                                     14,114,375
                                                                   ------------
COLORADO -- 3.5%
Denver, Colorado, City & County Airport
  Revenue Bonds Series A
    7.500%                           11/15/06          3,000          3,352,500
Denver, Colorado, City & County School
  District No. 1 General Obligation Bonds
    5.375%                           12/01/15          3,750          3,778,125
                                                                   ------------
                                                                      7,130,625
                                                                   ------------
DELAWARE -- 1.9%
Delaware State General Obligation Bonds
    6.125%                           04/01/01          3,700          3,829,500
                                                                   ------------
FLORIDA -- 5.2%
Broward County, Florida, School Board
  Certificates of Participation Revenue
  Bonds Series C
    5.750%                           07/01/05          3,615          3,836,419
Florida State Department of Transportation-
  Right of Way General Obligation Bonds
  Series B
    5.000%                           07/01/15            500            486,875
Gainesville, Florida, Utilities System
  Revenue Bonds Series A
    5.750%                           10/01/07          1,500          1,597,500

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Inland Protection Financing Corp., Florida
  Special Obligation Revenue Bonds
    5.000%                           07/01/02        $ 4,000       $  4,090,000
Lee County, Florida, Water & Sewer
  Revenue Bonds Series A
    4.750%                           10/01/16            675            626,906
                                                                   ------------
                                                                     10,637,700
                                                                   ------------
GEORGIA -- 3.3%
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series A
    5.000%                           11/01/09            415            418,112
    5.500%                           11/01/15          6,240          6,435,000
                                                                   ------------
                                                                      6,853,112
                                                                   ------------
ILLINOIS -- 0.3%
Lake & McHenry Counties, Illinois,
  Community United School District No. 118
  General Obligation Bonds
    0.000%                           02/01/11          1,280            699,200
                                                                   ------------
INDIANA -- 4.6%
Anderson, Indiana, Economic Development
  Revenue Bonds (Anderson University
  Project)
    5.000%                           10/01/07          1,010            997,375
    5.000%                           10/01/08          1,015          1,001,044
Indiana Health Facility Financing Authority
  Hospital Revenue Bonds (Clarian Health
  Partners) Series A
    6.000%                           02/15/05          4,000          4,230,000
Indiana Municipal Power Agency, Power
  Supply System Revenue Bonds Series B
    6.000%                           01/01/11          3,000          3,210,000
                                                                   ------------
                                                                      9,438,419
                                                                   ------------
KANSAS -- 2.7%
Kansas State Department of Transportation
  Highway Revenue Bonds
    7.250%                           03/01/04          2,555          2,852,019
Sedgwick County, Kansas, United School
  District No.265 General Obligation Bonds
  (Goddard Refunding & Improvement)
    5.250%                           10/01/11          2,590          2,635,325
                                                                   ------------
                                                                      5,487,344
                                                                   ------------
KENTUCKY -- 0.5%
Jefferson County, Kentucky, School District
  Financial Corp. School Building
  Revenue Bonds  Series B
    5.125%                           06/01/12          1,000            991,110
                                                                   ------------

                        See Notes to Financial Statements
                                                                              27

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------

MUNICIPAL BONDS (CONTINUED)
LOUISIANA -- 6.5%
Baton Rouge, Louisiana, Sales & Use Tax
  Revenue Bonds Series A
    5.250%                           08/01/07        $ 6,000       $  6,180,000
Louisiana State General Obligation Bonds
    7.750%                           08/01/06          5,000          5,906,250
Mississippi River Bridge Authority,
  Louisiana Revenue Bonds
    6.625%                           11/01/06          1,130          1,221,812
                                                                   ------------
                                                                     13,308,062
                                                                   ------------
MASSACHUSETTS -- 3.9%
Massachusetts State General Obligation
  Bonds Series A
    6.000%                           11/01/10          5,000          5,400,000
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds
  (Northeastern University) Series D
    7.125%                           10/01/00          1,500          1,580,625
Southbridge, Massachusetts, General
  Obligation Bonds
    6.375%                           01/01/12          1,000          1,061,250
                                                                   ------------
                                                                      8,041,875
                                                                   ------------
MICHIGAN -- 6.1%
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital)
  Series A
    5.000%                           11/01/04          1,075          1,069,625
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series B
    5.000%                           11/01/04          2,140          2,129,300
Detroit, Michigan, Water Supply System
  Revenue Bonds Series A
    5.300%                           07/01/09          1,000          1,030,000
Michigan State Building Authority Revenue
  Bonds Series II
    6.750%                           10/01/07          3,000          3,221,250
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.000%                           05/15/12          3,630          3,330,525
Oakland University, Michigan
  Revenue Bonds
    5.000%                           05/15/10            550            550,687
University of Michigan, Revenue Bonds
  (Major Capital Project Student Fee B)
    5.700%                           04/01/09          1,000          1,051,250
                                                                   ------------
                                                                     12,382,637
                                                                   ------------
MISSISSIPPI -- 1.6%
Mississippi River Bridge Authority
  Revenue Bonds
    6.750%                           11/01/12          3,000          3,240,000
                                                                   ------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 0.3%
Kansas City, Missouri, General Obligation
  Bonds (Streetlight Project) Series B
    5.000%                           02/01/14         $  590       $    577,462
                                                                   ------------
MONTANA -- 2.4%
Forsyth, Montana, Pollution Control
  Revenue Bonds (Portland General
  Electric Co. Project) Series A
    4.600%                           05/01/33          5,000          5,012,500
                                                                   ------------
NEBRASKA -- 3.1%
American Public Energy Agency, Nebraska
  Gas Supply Revenue Bonds (Nebraska
  Public Gas Agency Project) Series A
    5.250%                           06/01/09          6,200          6,331,750
                                                                   ------------
NEW JERSEY -- 2.7%
New Jersey State Highway Authority,
  Garden State Parkway General
  Revenue Bonds
    6.200%                           01/01/10          5,000          5,525,000
                                                                   ------------
NEW YORK -- 13.4%
Long Island Power Authority, New York
  Electric System Revenue Bonds Series A
    5.500%                           12/01/13         10,000         10,387,500
New York City, New York, General
  Obligation Bonds Series A-1
    6.250%                           08/01/05          2,475          2,685,375
New York City, New York, General
  Obligation Bonds Series H
    6.000%                           08/01/10          3,000          3,180,000
New York State General Obligation
  Bonds Series B
    6.375%                           08/15/00          3,750          3,853,125
New York State Thruway Authority
  Highway & Bridge Revenue Bonds
  Series B
    5.000%                           04/01/08          5,000          5,037,500
New York State Thruway Authority
  Highway & Bridge Revenue Bonds
  Series C
    5.000%                           04/01/04          2,140          2,185,475
                                                                   ------------
                                                                     27,328,975
                                                                   ------------
NORTH CAROLINA -- 1.2%
University of North Carolina, System
  Pooled Revenue Bonds Series B
    5.250%                           10/01/12          2,400          2,436,000
                                                                   ------------
OHIO -- 5.0%
Butler County, Ohio, Hospital Facility
  Revenue Bonds (Middletown Regulatory
  Hospital Project)
    6.750%                           11/15/10          2,250          2,401,875
Cuyahoga County, Ohio, Hospital Revenue
  Bonds (Cleveland Health Clinic) Series B
    5.000%                           01/01/09          2,115          2,088,563

                        See Notes to Financial Statements
28

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Loveland, Ohio, City School District General
  Obligation Bonds Series A
    5.000%                           12/01/05        $ 1,400       $  1,431,500
    5.250%                           12/01/13            600            599,250
Ohio State Building Authority, State
  Correctional Facility Revenue Bonds
  Series A
    5.250%                           10/01/08          1,000          1,026,250
Warren, Ohio, Hospital Revenue Bonds
  (Warren General Hospital Project) Series B
    7.300%                           11/15/14          2,325          2,627,250
                                                                   ------------
                                                                     10,174,688
                                                                   ------------
OREGON -- 1.3%
Multnomah County, Oregon, School
  District No. 1J Portland General
  Obligation Bonds
    5.250%                           06/01/09          2,500          2,568,750
                                                                   ------------
PENNSYLVANIA -- 1.1%
Southeastern Pennsylvania Transportation
  Authority Revenue Bonds Series B
    5.250%                           03/01/14          2,300          2,291,375
                                                                   ------------
SOUTH CAROLINA -- 1.3%
South Carolina State Capital Improvement
  General Obligation Bonds Series V
    6.500%                           02/01/00          2,635          2,680,296
                                                                   ------------
TENNESSEE -- 3.6%
Tennessee State General Obligation Bonds
    5.000%                           05/01/08          5,000          5,093,750
Williamson County, Tennessee,
  General Obligation Bonds
    5.250%                           09/01/12          2,165          2,205,594
                                                                   ------------
                                                                      7,299,344
                                                                   ------------
TEXAS -- 1.6%
Bexar County, Texas, Detention Facilities
  General Obligation Bonds
    7.250%                           06/15/04          1,000          1,118,750
West Central Texas Municipal Water
  District Revenue Bonds, Water
  Transmission Line Contract
    6.750%                           11/01/03          2,000          2,182,500
                                                                   ------------
                                                                      3,301,250
                                                                   ------------
UTAH -- 2.5%
Utah State General Obligation Bonds
    6.000%                           07/01/01          5,000          5,187,500
                                                                   ------------
WASHINGTON -- 1.5%
Washington State Motor Vehicle Fuel Tax
  General Obligation Bonds Series F
    5.300%                           07/01/13          1,000          1,005,000

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
WASHINGTON (CONTINUED)
Washington State Public Power Supply
  System Nuclear Project No. 2
  Revenue Bonds
    5.750%                           07/01/09        $ 2,000       $  2,105,000
                                                                   ------------
                                                                      3,110,000
                                                                   ------------
WISCONSIN -- 1.7%
Hartford, Wisconsin, Sewer System
  Revenue Bonds
    4.750%                           04/01/03          1,225          1,221,939
Wisconsin State Transportation
  Revenue Bonds Series A
    7.500%                           07/01/04          2,000          2,262,500
                                                                   ------------
                                                                      3,484,439
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $195,350,279)                                               194,239,975
                                                                   ------------

                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 2.2%
Federated Tax-Free Obligation Fund                 1,473,226          1,473,226
Goldman Sachs Financial Square
   Tax-Exempt Money Market Portfolio               3,036,730          3,036,730
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,509,956)                                                   4,509,956
                                                                   ------------
TOTAL INVESTMENTS -- 97.2%
  (Cost $199,860,235)                                               198,749,931
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 2.8%
Interest receivable and other assets                                  3,065,260
Receivable for securities sold                                        4,430,828
Receivable for capital stock sold                                        51,465
Payable for securities purchased                                       (996,093)
Payable for capital stock redeemed                                      (86,474)
Dividends payable                                                      (662,506)
Accrued expenses                                                       (137,940)
                                                                   ------------
                                                                      5,664,540
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 19,369,187 Institutional
  Shares and 305,929 N Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                         $204,414,471
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($201,236,015/19,369,187)                                              $10.39
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER N SHARE ($3,178,456/305,929)                                 $10.39
                                                                         ======

---------------
(DAGGER) See Note 2a to the Financial Statements.

                        See Notes to Financial Statements
                                                                              29

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)        VALUE(DAGGER)
----------                           --------         ------       -------------
MUNICIPAL BONDS -- 96.1%
ALABAMA -- 1.9%
Jefferson County, Alabama, Sewer
  Improvement Revenue Bonds Series A
    5.750%                           02/01/38         $3,000       $  3,056,250
                                                                   ------------
ARIZONA -- 4.0%
Arizona University Revenue Bonds
    5.250%                           06/01/14          1,000          1,003,750
Maricopa County, Arizona, Hospital
  Revenue Bonds
    6.125%                           04/01/18          1,250          1,317,187
Maricopa County, Arizona, Industrial
  Development Authority Multi-Family
  Housing Revenue Bonds (Advantage
  Electric Projects) Series A
    6.500%                           07/01/16          1,900          2,113,750
Show Low, Arizona, Industrial
  Development Authority Hospital
  Revenue Bonds (Navapache Regional
  Medical Center) Series A
    5.500%                           12/01/17          2,000          1,990,000
                                                                   ------------
                                                                      6,424,687
                                                                   ------------
CALIFORNIA -- 7.9%
Alameda Corridor, California,
  Transportation Authority Revenue
  Bonds Series A
    5.125%                           10/01/15          2,500          2,475,000
California Educational Facilities Authority
  Revenue Bonds (Stanford University)
  Series P
    5.000%                           12/01/23          1,750          1,669,062
Los Angeles, California, Department of
  Water & Power Electric Plant
  Revenue Bonds
    5.250%                           06/15/17          2,935          2,916,656
Modesto, California, Irrigation District
  Certificates of Participation Refunding
  & Capital Improvement Bonds Series B
    5.300%                           07/01/22          2,000          1,992,500
San Diego County, California, Water
  Authority Water Revenue Certificates of
  Participation Series A
    5.125%                           05/01/16          3,750          3,693,750
                                                                  -------------
                                                                     12,746,968
                                                                  -------------
COLORADO -- 0.7%
Colorado Springs, Colorado, Utilities
  Revenue Bonds Unrefunded Balance
  Series A
    6.500%                           11/15/15          1,000          1,063,750
                                                                  -------------
CONNECTICUT -- 1.8%
Connecticut State General Obligation
  Bonds Series B
    6.000%                           11/15/01          2,725          2,847,625
                                                                  -------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
FLORIDA -- 1.3%
Lee County, Florida, Water & Sewer
  Revenue Bonds Series A
    4.750%                           10/01/16         $1,050         $  975,187
Orlando, Florida, Utilities Commission
  Water & Electric Revenue Bonds
  Series D
    6.750%                           10/01/17          1,000          1,157,500
                                                                  -------------
                                                                      2,132,687
                                                                  -------------
GEORGIA -- 8.4%
Atlanta, Georgia, Airport Facilities
  Revenue Bonds
    6.000%                           01/01/07          2,000          2,152,500
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series A
    5.500%                           11/01/22          5,000          5,137,500
Metropolitan Atlanta Rapid Transportation
  Authority, Georgia Sales Tax Revenue
  Bonds Series N
    6.200%                           07/01/10          2,890          3,157,325
Metropolitan Atlanta Rapid Transportation
  Authority, Georgia Sales Tax Revenue
  Bonds Second Indenture Series B
    5.100%                           07/01/12          3,130          3,126,088
                                                                  -------------
                                                                     13,573,413
                                                                  -------------
ILLINOIS -- 8.2%
De Kalb & Kane Counties, Illinois,
  Community United School District
  No. 427 General Obligation Bonds
    5.500%                           01/01/11          1,325          1,369,719
    5.550%                           01/01/12          1,125          1,164,375
Illinois Development Finance Authority
  Revenue Bonds (School District No.
  U46 Project)
    9.000%                           01/01/07          3,250          4,062,500
Illinois Development Finance Authority
  Revenue Bonds (School District PG -
  Rockford School No. 205)
    6.650%                           02/01/11          4,000          4,490,000
Illinois Educational Facilities Authority
  Revenue Bonds (Shedd Aquarium
  Society)
    5.400%                           07/01/14          1,000          1,012,500
Illinois State Sales Tax Revenue Bonds
  Series V
    6.375%                           06/15/20          1,000          1,093,750
                                                                  -------------
                                                                     13,192,844
                                                                  -------------
INDIANA -- 4.3%
Indiana Municipal Power Agency, Power
  Supply System Revenue Bonds Series B
    6.000%                           01/01/11          6,455          6,906,850
                                                                  -------------

                        See Notes to Financial Statements
30

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY -- 1.9%
Jefferson County, Kentucky, School
  District Financial Corp. School Building
  Revenue Bonds Series B
    5.125%                           06/01/13         $1,000       $    985,790
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Pikeville United Methodist
  Hospital)
    5.700%                           02/01/28          2,000          2,022,500
                                                                   ------------
                                                                      3,008,290
                                                                   ------------
MASSACHUSETTS -- 1.5%
Massachusetts State Turnpike Authority
  Metropolitan Highway System Revenue
  Bonds Sub-Series A
    5.250%                           01/01/29          2,500          2,400,000
                                                                   ------------
MICHIGAN -- 11.6%
Detroit, Michigan, Water Supply System
  Revenue Bonds
    6.500%                           07/01/15          1,000          1,136,250
Kent County, Michigan, Refuse Disposal
  Systems General Obligation Bonds
  Series A
    5.000%                           11/01/06          2,105          2,141,838
Michigan State Environmental Protection
  Program General Obligation Bonds
    6.250%                           11/01/12          2,750          3,055,938
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.375%                           05/15/19          3,000          2,782,500
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook Educational
  Community) Series C
    6.900%                           11/01/14          2,725          3,065,625
Pinckney, Michigan, Community Schools
  General Obligation Bonds
    5.500%                           05/01/27          6,500          6,565,000
                                                                   ------------
                                                                     18,747,151
                                                                   ------------
MISSISSIPPI -- 2.0%
Mississippi River Bridge Authority
  Revenue Bonds
    6.750%                           11/01/12          3,000          3,240,000
                                                                   ------------
NEW JERSEY -- 1.4%
New Jersey State Highway Authority,
  Garden State Parkway General
  Revenue Bonds
    6.200%                           01/01/10          2,000          2,210,000
                                                                   ------------

ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK -- 14.5%
Long Island Power Authority, New York
  Electric System Revenue Bonds
  Series A
    5.500%                           12/01/13         $2,000        $ 2,077,500
Metropolitan Transit Authority, New York
  Transportation Facilities Revenue
  Bonds Series C
    5.125%                           07/01/13          2,900          2,892,750
New York City, New York, General
  Obligation Bonds Series H
    6.000%                           08/01/13          3,500          3,710,000
New York City, New York, Municipal Water
  Finance Authority Water & Sewer
  System Revenue Bonds Series A
    5.625%                           06/15/19          3,000          3,026,250
New York City, New York, Transitional
  Finance Authority Revenue Bonds
  Future Tax Secured Series C
    5.500%                           05/01/25          5,500          5,527,500
New York State Thruway Authority
  Highway & Bridge Transportation
  Fund Series B
    5.000%                           04/01/07          2,875          2,914,531
Port Authority of New York & New Jersey
  Consolidated Series One Hundred
  Revenue Bonds
    5.625%                           10/15/17          3,175          3,238,500
                                                                   ------------
                                                                     23,387,031
                                                                   ------------
OHIO -- 5.7%
Ohio State Higher Educational Facilities
  Community Revenue Bonds (Denison
  University Project)
    5.350%                           11/01/10          1,000          1,018,750
Ohio State Turnpike Commission Turnpike
  Revenue Bonds Series A
    5.500%                           02/15/17          3,000          3,097,500
    5.500%                           02/15/24          5,000          5,137,500
                                                                   ------------
                                                                      9,253,750
                                                                   ------------
OREGON -- 3.7%
Oregon State Department of Administrative
  Services Lottery Revenue Bonds
  (Educational Projects) Series A
    5.250%                           04/01/13          6,000          6,060,000
                                                                   ------------
PENNSYLVANIA -- 0.9%
Pleasant Valley, Pennsylvania, School
  District Capital Appreciation General
  Obligation Bonds
    0.000%                           09/01/10          2,500          1,415,625
                                                                   ------------
TENNESSEE -- 2.6%
Tennessee State General Obligation Bonds
    5.500%                           05/01/27          4,180          4,232,250
                                                                   ------------

                        See Notes to Financial Statements
                                                                              31

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ANNUALIZED                                             PAR
YIELD/RATE                           MATURITY         (000)       VALUE(DAGGER)
----------                           --------         ------      -------------
MUNICIPAL BONDS (CONTINUED)
TEXAS -- 4.0%
Brazos River Authority, Texas Revenue
  Bonds (Houston Industries, Inc.
  Project) Series D
    4.900%                           10/01/15         $3,000       $  2,887,500
Harris County, Texas, Criminal Justice
  Center General Obligation Bonds
    5.500%                           10/01/12          2,540          2,584,450
North Texas Health Facilities Development
  Corp. Revenue Bonds (United Regulatory
  Health Care System Income Project)
    5.000%                           09/01/09          1,000            998,750
                                                                   ------------
                                                                      6,470,700
                                                                   ------------
VERMONT -- 1.6%
Vermont Educational & Health Buildings
  Financing Agency Revenue Bonds
  (Middlebury College Project)
    5.500%                           11/01/16          2,550          2,578,688
                                                                   ------------
VIRGINIA -- 3.0%
Norfolk, Virginia, Water Revenue Bonds
    5.875%                           11/01/15          2,400          2,532,000
Richmond, Virginia, General Obligation
  Bonds Series B
    6.500%                           07/15/02          2,160          2,297,700
                                                                   ------------
                                                                      4,829,700
                                                                   ------------
WISCONSIN -- 3.2%
Wisconsin State General Obligation
  Bonds Series 3
    5.250%                           11/01/10          5,000          5,100,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $153,043,549)                                               154,878,259
                                                                  -------------

                                                     SHARES       VALUE(DAGGER)
                                                    --------      -------------
TEMPORARY INVESTMENTS -- 1.9%
Federated Tax-Free Obligation Fund                 1,442,420       $  1,442,420
Goldman Sachs Financial Square
   Tax-Exempt Money Market Portfolio               1,616,603          1,616,603
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,059,023)                                                   3,059,023
                                                                   ------------
TOTAL INVESTMENTS -- 98.0%
  (Cost $156,102,572)                                               157,937,282
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 2.0%
Interest receivable and other assets                                  2,512,985
Receivable for securities sold                                        1,728,997
Receivable for capital stock sold                                       715,428
Payable for securities purchased                                      (990,772)
Payable for capital stock redeemed                                     (69,853)
Dividends payable                                                     (579,160)
Accrued expenses                                                      (101,935)
                                                                   ------------
                                                                      3,215,690
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 15,909,724 Institutional
  Shares and 188,486 N Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                         $161,152,972
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($159,266,241/15,909,724)                                              $10.01
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER N SHARE ($1,886,731/188,486)                                 $10.01
                                                                         ======
---------------
(DAGGER) See note 2a to the Financial Statements.

                        See Notes to Financial Statements
32

                              HARRIS INSIGHT FUNDS
                          CONVERTIBLE SECURITIES FUND
                           SCHEDULE OF INVESTMENTS
                          JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      -------------
COMMON STOCK -- 8.5%
CHEMICALS -- 2.1%
Corning, Inc.                                          14,865       $ 1,042,408
                                                                   ------------
DRUGS -- 0.4%
Dura Pharmaceuticals, Inc.*                            17,500           206,719
                                                                   ------------
ELECTRONICS -- 1.1%
Sensormatic Electronics Corp.*                          1,815                 0
Xilinx, Inc.*                                           9,802           561,164
                                                                   ------------
                                                                        561,164
                                                                   ------------
HOTELS & RESTAURANTS -- 1.0%
Hilton Hotels Corp.                                    35,972           510,353
                                                                   ------------
INSURANCE -- 0.8%
American International Group, Inc.                      3,113           364,416
                                                                   ------------
MEDIA -- 0.3%
AT&T Corp. (Liberty Media Group-
   Class A)*                                            4,248           156,114
                                                                   ------------
MACHINERY & EQUIPMENT -- 0.7%
Wyman-Gordon Co.*                                      18,500           357,281
                                                                   ------------
MISCELLANEOUS FINANCE -- 0.5%
Healthcare Financial Partners, Inc.,
   Series 144A*                                        12,500           250,000
                                                                   ------------
OFFICE EQUIPMENT -- 0.6%
Microsoft Corp.*                                        3,000           270,375
                                                                   ------------
TELEPHONES -- 0.0%
Intermedia Communications, Inc.*                          811                 0
                                                                   ------------
THRIFT INSTITUTIONS -- 1.0%
Washington Mutual, Inc.                                13,249           468,683
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $3,268,575)                                                   4,187,513
                                                                   ------------
CONVERTIBLE  PREFERRED  STOCK -- 43.5%
AUTO  RELATED -- 0.4%
Fleetwood  Capital Trust, 6.000%, 02/15/28,
   Series 144A                                          5,000           210,625
                                                                   ------------
BANKS -- 3.3%
CNB Capital Trust I, 6.000%, 06/30/28                  40,000         1,207,500
National Australia Bank, Ltd., 7.875%,
   Series UNIT                                         13,500           410,062
                                                                   ------------
                                                                      1,617,562
                                                                   ------------
BUSINESS SERVICES -- 0.4%
Central Parking Finance Trust, 7.875%,
   Series 144A                                         10,000           201,250
                                                                   ------------
CONSTRUCTION -- 2.2%
Kaufman & Broad Home Corp., 8.250%,
   08/16/01                                            45,000           365,625
Owens Corning Capital LLC, 6.500%,
   05/10/25, Series 144A                               14,700           696,412
                                                                   ------------
                                                                      1,062,037
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      -------------
CONVERTIBLE PREFERRED STOCK (CONTINUED)
CONTAINERS -- 2.3%
Owens - Illinois, Inc., 4.750%                         15,000        $  656,250
Sealed Air Corp., $2.00, 04/01/18, Series A             7,500           468,750
                                                                   ------------
                                                                      1,125,000
                                                                   ------------
DRUGS -- 0.3%
DECS Trust III, Inc., 8.750%, 02/15/01                 17,000           167,875
                                                                   ------------
ELECTRIC & GAS -- 4.5%
Houston Industries, Inc., 7.000%, 07/01/00             14,000         1,669,500
Texas Utilities Co., 9.250%, 08/16/01                  10,000           550,000
                                                                   ------------
                                                                      2,219,500
                                                                   ------------
ELECTRONICS -- 0.9%
Merrill Lynch & Co., Inc., 7.875%, 02/01/01,
   Series "CBR" STRYPES                                 4,750           199,500
Sensormatic Electronics Corp., 6.500%,
   Series 144A*                                        10,000           227,500
                                                                   ------------
                                                                        427,000
                                                                   ------------
FOOD & BEVERAGES -- 3.3%
Ralston Purina Co., 7.000%, 08/01/00                   31,250         1,453,125
Suiza Capital Trust II, 5.500%, 04/01/28,
   Series 144A                                          5,000           185,625
                                                                   ------------
                                                                      1,638,750
                                                                   ------------
FOREST PRODUCTS & PAPER -- 0.5%
International Paper Capital Trust, 5.250%               5,000           263,125
                                                                   ------------
HEALTH CARE SERVICES -- 0.7%
Hybridon, Inc., 6.500%, 04/01/04, Series A              2,925            73,125
Laboratory Corp. of America, 8.500%,
   06/30/12, Series A                                   5,000           293,125
                                                                   ------------
                                                                        366,250
                                                                   ------------
HOTELS & RESTAURANTS -- 1.7%
Felcor Lodging Trust, Inc., $1.95, Series A            15,000           304,687
Innkeepers USA Trust, 8.625%, Series A                 30,000           515,625
                                                                   ------------
                                                                        820,312
                                                                   ------------
INSURANCE -- 4.6%
Aetna, Inc., 6.250%, 07/19/00, Class C                  2,000           148,500
American General, 6.000%, 05/31/25,
   Series A                                             9,800           916,300
American Heritage Life Investment Corp.,
   8.500%, 08/15/00                                     2,500           165,312
Conseco Finance Trust IV, 7.000%, 02/16/01,
   Series F                                            15,000           602,812
Philadelphia Consolidated Holding Corp.,
   7.000%, 05/16/01                                    30,000           311,250
St. Paul Capital, Inc., 6.000%, 05/31/25                2,400           141,000
                                                                   ------------
                                                                      2,285,174
                                                                   ------------
LEISURE -- 0.5%
Mattel, Inc., $.4125, 07/01/00, Series C               24,000           240,000
                                                                   ------------

                        See Notes to Financial Statements
                                                                              33

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      -------------
CONVERTIBLE PREFERRED STOCK (CONTINUED)
MEDIA -- 2.6%
Chancellor Media Corp., $3.00                           5,000        $  550,000
Merrill Lynch & Co., Inc., 6.250%, 07/01/01,
   Series  "I.G.L." STRYPES                            16,800           343,350
Sinclair Broadcasting Group, Inc., 6.000%               9,500           412,062
                                                                   ------------
                                                                      1,305,412
                                                                   ------------
MISCELLANEOUS FINANCE -- 5.4%
Archstone Communities Trust, $1.75,
   Series A                                            31,700           935,150
Crescent Real Estate Equities Co., 6.750%,
   Series A                                            10,000           171,250
Equity Residential Properties Trust, 7.250%,
   Series G                                            20,000           476,250
Reckson Associates Realty Corp., 7.625%,
   Series A                                            13,000           296,562
Rouse Co., $3.00, Series B                             15,000           601,875
U.S. Restaurant Properties, Inc., 7.720%,
   Series A                                            10,000           206,875
                                                                   ------------
                                                                      2,687,962
                                                                   ------------
OFFICE EQUIPMENT -- 1.6%
Microsoft Corp., $2.196, 12/15/99, Series A             5,000           499,688
Morgan Stanley Dean Witter & Co., 05/30/01
   "SUNW" Reset PERQS                                  40,000           270,000
                                                                   ------------
                                                                        769,688
                                                                   ------------
OIL & GAS -- 1.6%
Weatherford International, Inc., 5.000%,
   11/01/27, Series 144A                               20,000           787,500
                                                                   ------------
RAILROADS -- 1.1%
Union Pacific Capital Trust, 6.250%,
   04/01/28, Series 144A                               10,000           528,750
                                                                   ------------
RETAIL -- 1.3%
Dollar General STRYPES Trust, 8.500%,
   05/15/01                                            15,000           643,125
                                                                   ------------
TELEPHONES -- 4.3%
IXC Communications, Inc., 7.250%, 03/31/07,
   Series 144A                                          2,041           362,022
Qualcomm Financial Trust, 5.750%, 03/01/12              5,000         1,022,500
Salomon Smith Barney Holdings, Inc.,
   6.250%, 02/01/01, Series CSN                         9,800           754,600
                                                                   ------------
                                                                      2,139,122
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $20,490,724)                                                 21,506,019
                                                                   ------------
COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      -------------

CONVERTIBLE CORPORATE BONDS -- 42.7%
BANKS -- 0.8%
Bankatlantic Bancorp, Inc.
    5.625%                              12/01/07       $  500        $  415,625
                                                                   ------------
BUSINESS SERVICES -- 4.7%
Bell Atlantic Financial Services
    4.250%                              09/15/05        1,750         1,802,500
Berkshire Hathaway, Inc.
    1.000%                              12/02/01          250           541,875
                                                                   ------------
                                                                      2,344,375
                                                                   ------------
CONSTRUCTION -- 1.9%
Lennar Corp.
    0.000%                              07/29/18        2,100           924,000
                                                                   ------------
DRUGS -- 3.6%
Alpharma, Inc.
    5.750%                              04/01/05        1,000         1,391,250
Atrix Laboratories, Inc.
    7.000%                              12/01/04          500           400,000
                                                                   ------------
                                                                      1,791,250
                                                                   ------------
ELECTRICAL -- 0.4%
Brightpoint Lyons, Inc.
    0.000%                              03/11/18          750           184,688
                                                                   ------------
ELECTRONICS -- 10.7%
Activision, Inc.
    6.750%                              01/01/05          500           466,875
Atmel Corp.
    0.000%                              04/15/18        1,000           420,000
Candescent Technologies Corp.,
  Series 144A
    7.000%                              05/01/03          300           265,500
Gilat Satellite Networks
    6.500%                              06/03/04          500           646,875
Kent Electronics Corp.
    4.500%                              09/01/04          475           410,281
Mascotech, Inc.
    4.500%                              12/15/03          500           400,000
MRV Communications, Inc.
    5.000%                              06/15/03        1,000           716,250
Quantum Corp.
    7.000%                              08/01/04          225           214,875
Solectron Corp.
    0.000%                              01/27/19          250           145,313
Solectron Corp., Series 144A
    0.000%                              01/27/19        1,000           582,500
Technomatix Technologies, Ltd.
    5.250%                              08/15/04          630           442,575
VLSI Technology, Inc.
    8.250%                              10/01/05          250           252,188
World Access, Inc.
    4.500%                              10/01/02          500           338,750
                                                                   ------------
                                                                      5,301,982
                                                                   ------------

                        See Notes to Financial Statements
34

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      -------------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
HEALTH CARE SERVICES -- 2.9%
Alza Corp.
    5.000%                              05/01/06       $  490        $  673,138
Concentra Managed Care, Inc.
    4.500%                              03/15/03          300           283,500
NCS Healthcare, Inc.
    5.750%                              08/15/04          250           117,813
Wellpoint Health Networks, Inc.
    0.000%                              07/02/19          500           353,750
                                                                   ------------
                                                                      1,428,201
                                                                   ------------
HOTELS & RESTAURANTS -- 0.2%
Capstar Hotel Corp.
    4.750%                              10/15/04          100            77,625
                                                                   ------------
INSURANCE -- 3.2%
American International Group, Inc.
    2.250%                              07/30/04          975         1,355,250
Loews Corp.
    3.125%                              09/15/07          250           202,188
                                                                   ------------
                                                                      1,557,438
                                                                   ------------
LEISURE -- 0.4%
Family Golf Centers, Inc.
    5.750%                              10/15/04          300           184,500
                                                                   ------------
MACHINERY & EQUIPMENT -- 0.3%
Halter Marine Group, Inc., Series 144A
    4.500%                              09/15/04          200           129,000
                                                                   ------------
MEDIA -- 1.6%
Omnicom Group, Inc.
    4.250%                              01/03/07          330           815,100
                                                                   ------------
MISCELLANEOUS FINANCE -- 1.0%
Goldman Sachs Group, Inc.
    2.000%                              07/01/06          500           508,750
                                                                   ------------
OIL & GAS -- 1.0%
PennzEnergy Co.
    4.900%                              08/15/08          500           515,625
                                                                   ------------
POLLUTION CONTROL -- 1.4%
Waste Management, Inc.
    4.000%                              02/01/02          500           668,125
                                                                   ------------


COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      -------------
CONVERTIBLE CORPORATE BONDS (CONTINUED)
RETAIL -- 3.9%
Costco Cos., Inc.
    0.000%                              08/19/17       $1,000       $   915,000
Home Depot, Inc.
    3.250%                              10/01/01          100           278,500
Rite Aid Corp.
    5.250%                              09/15/02          250           252,813
Rite Aid Corp., Series 144A
    5.250%                              09/15/02          500           505,625
                                                                   ------------
                                                                      1,951,938
                                                                   ------------
TELEPHONES -- 4.7%
Clear Channel Communications, Inc.
    2.625%                              04/01/03          500           633,750
Tel-Save Holdings, Inc.
    5.000%                              12/15/04          500           339,375
Telefonica Europe BV
    2.000%                              07/15/02          500           825,000
U.S. Cellular Corp.
    0.000%                              06/13/15        1,000           515,000
                                                                   ------------
                                                                      2,313,125
                                                                   ------------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost $19,934,322)                                                 21,111,347
                                                                   ------------
                                                       SHARES
                                                      --------
RIGHTS & WARRANTS -- 0.0%
Healthcare Financial Partners, Inc.,
   Series 144A                                          5,000                 0
Hybridon, Inc. Class A                                 17,206             4,302
                                                                   ------------
TOTAL RIGHTS & WARRANTS
  (Cost $0)                                                               4,302
                                                                   ------------
TEMPORARY INVESTMENTS -- 5.3%
Dreyfus Cash Management Plus #719                     893,153           893,153
Goldman Sachs Financial Square Money
   Market Portfolio                                   918,154           918,154
J.P. Morgan Institutional Prime Money
   Market Portfolio                                   835,374           835,374
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,646,681)                                                   2,646,681
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $46,340,302)                                                $49,455,862
                                                                   ============

-----------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
STRYPES -- Structured Yield Product Exchangeable for Stock.

                        See Notes to Financial Statements
                                                                              35

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $46,340,302) ................... $49,455,862
   Collateral receivable for securities loaned ...............   2,104,855
   Dividends receivable ......................................      72,130
   Interest receivable .......................................     193,208
   Receivable for capital stock sold .........................       7,814
   Other assets ..............................................      28,301
                                                               -----------
          Total assets .......................................  51,862,170
                                                               -----------

LIABILITIES
   Payable upon return of securities loaned ..................   2,104,855
   Payable for securities purchased ..........................     835,825
   Payable for capital stock redeemed ........................      56,342
   Accrued expenses ..........................................      33,887
                                                               -----------
          Total liabilities ..................................   3,030,909
                                                               -----------

NET ASSETS
Applicable to 1,863,018 Institutional Shares and 16,110
  N Shares of beneficial interest outstanding, $.001 par
  value (Note 7) ............................................. $48,831,261
                                                               ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
   ($48,412,653/1,863,018) ...................................      $25.99
                                                                    ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
   ($418,608/16,110) .........................................      $25.98
                                                                    ======

                        See Notes to Financial Statements

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      -------------
COMMON STOCK -- 99.2%
AEROSPACE -- 4.4%
Cordant Technologies, Inc.                            175,350       $ 7,923,628
Litton Industries, Inc.*                              385,575        27,665,006
                                                                   ------------
                                                                     35,588,634
                                                                   ------------
AIR TRANSPORT -- 0.8%
Delta Air Lines, Inc.                                 116,000         6,684,500
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 0.8%
Philip Morris Cos., Inc.                              165,900         6,667,106
                                                                   ------------
APPAREL, TEXTILES -- 2.4%
Shaw Industries, Inc.*                                755,400        12,464,100
VF Corp.                                              174,400         7,455,600
                                                                   ------------
                                                                     19,919,700
                                                                   ------------
AUTOS -- 4.6%
Ford Motor Co.                                        390,600        22,044,487
General Motors Corp.                                  241,400        15,932,400
                                                                   ------------
                                                                     37,976,887
                                                                   ------------
BANKS -- 4.9%
Chase Manhattan Corp.                                 338,060        29,284,447
Southtrust Corp.                                      273,450        10,476,553
                                                                   ------------
                                                                     39,761,000
                                                                   ------------
BUSINESS SERVICES -- 3.7%
Computer Sciences Corp.*                               91,400         6,323,737
Oracle Corp.*                                         179,200         6,652,800
Reynolds & Reynolds Co. Class A                       200,500         4,674,156
Viad Corp.                                            398,000        12,313,125
                                                                   ------------
                                                                     29,963,818
                                                                   ------------
CASINOS -- 0.9%
Mandalay Resort Group*                                367,700         7,767,662
                                                                   ------------
CONSTRUCTION -- 1.9%
Centex Corp.                                          412,900        15,509,556
                                                                   ------------
DRUGS -- 3.9%
Amgen, Inc.*                                           54,700         3,326,444
Bergen Brunswig Corp. Class A                         682,233        11,768,519
Bristol-Myers Squibb Co.                               84,500         5,951,969
McKesson HBOC, Inc.                                   245,166         7,875,958
Mylan Laboratories, Inc.                              123,700         3,278,050
                                                                   ------------
                                                                     32,200,940
                                                                   ------------
ELECTRIC & GAS -- 3.4%
Columbia Energy Group                                 138,600         8,688,487
Energy East Corp.                                     562,900        14,635,400
Reliant Energy, Inc.                                  162,800         4,497,350
                                                                   ------------
                                                                     27,821,237
                                                                   ------------
ELECTRONICS -- 2.8%
Intel Corp.                                           319,200        18,972,450
Micron Technology, Inc.*                               88,100         3,551,531
                                                                   ------------
                                                                     22,523,981
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      -------------
COMMON STOCK -- (CONTINUED)
FOOD & BEVERAGES -- 2.3%
Dean Foods Co.                                        134,000       $ 5,569,375
IBP, Inc.                                             129,400         3,073,250
Smithfield Foods, Inc.*                               296,700         9,828,187
                                                                   ------------
                                                                     18,470,812
                                                                   ------------
FOREST PRODUCTS & PAPER -- 2.7%
Georgia Pacific Corp.                                 275,600        13,056,550
Weyerhaeuser Co.                                      126,000         8,662,500
                                                                   ------------
                                                                     21,719,050
                                                                   ------------
HEALTH CARE SERVICES -- 2.5%
AmeriSource Health Corp. Class A*                     205,100         5,230,050
Covance, Inc.*                                        320,500         7,671,969
Wellpoint Health Networks, Inc.*                       84,700         7,188,912
                                                                   ------------
                                                                     20,090,931
                                                                   ------------
HOTELS & RESTAURANTS -- 4.3%
Brinker International, Inc.*                          146,100         3,972,094
Darden Restaurants, Inc.                              676,525        14,756,702
Outback Steakhouse, Inc.*                             426,700        16,694,637
                                                                   ------------
                                                                     35,423,433
                                                                   ------------
INSURANCE -- 8.5%
Allstate Corp.                                        612,600        21,977,025
Cigna Corp.                                           305,950        27,229,550
Conseco, Inc.                                         123,300         3,752,944
Equitable Cos., Inc.                                  240,400        16,106,800
                                                                   ------------
                                                                     69,066,319
                                                                   ------------
MACHINERY & EQUIPMENT -- 1.6%
Applied Materials, Inc.*                              172,900        12,772,988
                                                                   ------------
MEDIA -- 0.9%
R.R. Donnelley & Sons Co.                             199,500         7,393,969
                                                                   ------------
METALS -- 1.1%
Alcoa, Inc.                                           143,800         8,897,625
                                                                   ------------
MISCELLANEOUS FINANCE -- 3.9%
Countrywide Credit Industries, Inc.                    85,000         3,633,750
Lehman Brothers Holdings, Inc.                        165,000        10,271,250
Morgan Stanley Dean Witter & Co.                      116,800        11,972,000
PaineWebber Group, Inc.                               125,200         5,853,100
                                                                   ------------
                                                                     31,730,100
                                                                   ------------
OFFICE EQUIPMENT -- 10.3%
Compaq Computer Corp.                                 420,100         9,951,119
Dell Computer, Inc.*                                   92,600         3,420,413
International Business Machines Corp.                 251,400        32,493,450
Lexmark International Group, Inc. Class A*            352,400        23,280,425
Quantum Corp.*                                        220,300         5,287,200
Tech Data Corp.*                                      259,200         9,898,200
                                                                   ------------
                                                                     84,330,807
                                                                   ------------

                        See Notes to Financial Statements
                                                                              37

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- (CONTINUED)
OIL & GAS -- 5.5%
Coastal Corp.                                         644,500      $ 25,780,000
Mobil Corp.                                            63,600         6,296,400
Sunoco, Inc.                                          420,500        12,693,844
                                                                   ------------
                                                                     44,770,244
                                                                   ------------
RETAIL -- 5.5%
BJ's Wholesale Club, Inc.*                            540,300        16,242,769
Dayton Hudson Corp.                                   132,700         8,625,500
Intimate Brands, Inc. Class A                         258,300        12,236,963
Ross Stores, Inc.                                     148,900         7,472,919
                                                                   ------------
                                                                     44,578,151
                                                                   ------------
RETAIL-FOOD -- 3.6%
Kroger Co.*                                           588,800        16,449,600
Safeway, Inc.*                                        268,800        13,305,600
                                                                   ------------
                                                                     29,755,200
                                                                   ------------
TELEPHONES -- 10.8%
AT&T Corp.                                            531,200        29,647,600
Bell Atlantic Corp.                                   195,600        12,787,350
GTE Corp.                                             192,000        14,544,000
SBC Communications, Inc.                              112,524         6,526,392
Sprint Corp. (FON Group)                              184,700         9,754,469
Telefonos de Mexico S.A. ADR                           61,375         4,959,867
US West, Inc.                                         177,300        10,416,375
                                                                   ------------
                                                                     88,636,053
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- (CONTINUED)
THRIFT INSTITUTIONS -- 1.2%
Dime Bancorp, Inc.                                    494,700       $ 9,955,838
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $655,254,550)                                               809,976,541
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.8%
Dreyfus Cash Management Plus #719                   2,106,144         2,106,144
Goldman Sachs Financial Square
   Money Market Portfolio                           2,067,021         2,067,021
J.P. Morgan Institutional Prime
   Money Market Portfolio                           2,106,179         2,106,179
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $6,279,344)                                                   6,279,344
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $661,533,894)                                              $816,255,885
                                                                   ============

--------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.


                        See Notes to Financial Statements
38

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $661,533,894) .................. $816,255,885
   Collateral receivable for securities loaned. ..............   50,390,600
   Dividends receivable. .....................................      746,294
   Interest receivable. ......................................       31,903
   Receivable for capital stock sold .........................      215,248
   Other assets ..............................................       36,205
                                                               ------------
          Total assets .......................................  867,676,135
                                                               ------------

LIABILITIES
   Payable upon return of securities loaned ..................   50,390,600
   Payable for capital stock redeemed ........................    2,359,431
   Accrued expenses ..........................................      604,912
                                                               ------------
          Total liabilities ..................................   53,354,943
                                                               ------------

NET ASSETS
Applicable to 45,080,329  Institutional  Shares,
   1,586,011 N Shares and 5,560 A Shares outstanding,
   $.001 par value; 200,000,000 authorized shares
   (Note 7) .................................................. $814,321,192
                                                               ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
   ($786,553,060/45,080,329) .................................       $17.45
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE
   ($27,671,127/1,586,011) ...................................       $17.45
                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($97,005/5,560) ...........................................       $17.45
                                                                     ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($17.45/0.945) (Note 5) ...................................       $18.47
                                                                     ======

                        See Notes to Financial Statements

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 93.1%
AEROSPACE -- 4.7%
Cordant Technologies, Inc.                              7,100       $   320,831
Northrop Grumman Holdings Corp.                        12,600           835,537
Rockwell International Corp.                           18,800         1,142,100
Textron, Inc.                                           3,100           255,169
United Technologies Corp.                              16,400         1,175,675
                                                                   ------------
                                                                      3,729,312
                                                                   ------------
AIR TRANSPORT -- 2.7%
AMR Corp.*                                             17,900         1,221,675
Delta Air Lines, Inc.                                   6,400           368,800
UAL Corp.*                                              8,500           552,500
                                                                   ------------
                                                                      2,142,975
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.4%
Philip Morris Cos., Inc.                               28,100         1,129,269
                                                                   ------------
AUTO RELATED -- 0.1%
Delphi Automotive Systems Corp.                         2,795            51,882
                                                                   ------------
AUTOS -- 2.8%
Ford Motor Co.                                         34,000         1,918,875
General Motors Corp.                                    4,000           264,000
                                                                   ------------
                                                                      2,182,875
                                                                   ------------
BANKS -- 8.7%
Bank One Corp.                                         17,267         1,028,466
Chase Manhattan Corp.                                  30,200         2,616,075
Fleet Financial Group, Inc.                            32,400         1,437,750
Keycorp                                                20,200           648,925
Mellon Bank Corp.                                      29,800         1,083,975
                                                                   ------------
                                                                      6,815,191
                                                                   ------------
BUSINESS SERVICES -- 0.5%
Oracle Corp.*                                          10,000           371,250
                                                                   ------------
CHEMICALS -- 0.6%
Dow Chemical Co.                                        3,500           444,062
                                                                   ------------
CONSTRUCTION -- 2.9%
Armstrong World Industries, Inc.                        5,400           312,187
Centex Corp.                                           24,200           909,012
USG Corp.                                              18,400         1,030,400
                                                                   ------------
                                                                      2,251,599
                                                                   ------------
DRUGS -- 8.3%
American Home Products Corp.                            5,100           293,250
Amgen, Inc.*                                           14,700           893,944
Bristol-Myers Squibb Co.                               38,500         2,711,844
McKesson HBOC, Inc.                                    10,500           337,312
Pfizer, Inc.                                            9,200         1,009,700
Schering Plough Corp.                                   9,900           524,700
Warner-Lambert Co.                                     11,100           770,062
                                                                   ------------
                                                                      6,540,812
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS -- 4.4%
DTE Energy Co.                                         18,400       $   736,000
Energy East Corp.                                      18,000           468,000
Entergy Corp.                                          18,100           565,625
GPU, Inc.                                              10,400           438,750
New Century Energies, Inc.                              7,900           306,619
PECO Energy Co.                                        12,100           506,687
Unicom Corp.                                           11,900           458,894
                                                                   ------------
                                                                      3,480,575
                                                                   ------------
ELECTRICAL -- 0.7%
General Electric Co.                                    2,400           271,200
Honeywell, Inc.                                         2,300           266,512
                                                                   ------------
                                                                        537,712
                                                                   ------------
ELECTRONICS -- 2.5%
Arrow Electronics, Inc.*                               38,000           722,000
Lucent Technologies, Inc.                              18,400         1,240,850
                                                                   ------------
                                                                      1,962,850
                                                                   ------------
FOREST PRODUCTS & PAPER -- 1.1%
Georgia Pacific Corp.                                   9,300           440,587
Georgia Pacific Timber Group                           16,500           416,625
                                                                   ------------
                                                                        857,212
                                                                   ------------
HEALTH CARE SERVICES -- 1.2%
Medtronic, Inc.                                        12,132           944,780
                                                                   ------------
INSURANCE -- 5.7%
Cigna Corp.                                            26,300         2,340,700
Conseco, Inc.                                          21,500           654,406
Lincoln National Corp.                                  7,000           366,188
Providian Financial Corp.                              11,850         1,107,975
                                                                   ------------
                                                                      4,469,269
                                                                   ------------
MACHINERY & EQUIPMENT -- 0.4%
Deere & Co.                                             8,200           324,925
                                                                   ------------
METALS -- 1.8%
Alcoa, Inc.                                             7,100           439,313
USX-U.S. Steel Group, Inc.                             37,100         1,001,700
                                                                   ------------
                                                                      1,441,013
                                                                   ------------
MISCELLANEOUS FINANCE -- 3.9%
Capital One Financial Corp.                            22,200         1,236,263
Charles Schwab Corp.                                    5,300           582,338
Merrill Lynch & Co., Inc.                               8,200           655,488
SLM Holding Corp.                                      13,000           595,563
                                                                   ------------
                                                                      3,069,652
                                                                   ------------

                        See Notes to Financial Statements
40

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
OFFICE EQUIPMENT -- 12.4%
Compaq Computer Corp.                                  24,900        $  589,819
Dell Computer, Inc.*                                   52,400         1,935,525
EMC Corp.*                                             10,000           550,000
International Business Machines Corp.                  16,400         2,119,700
Lexmark International Group, Inc. Class A*             22,000         1,453,375
Microsoft Corp.*                                       25,000         2,253,125
Sun Microsystems, Inc.*                                12,800           881,600
                                                                   ------------
                                                                      9,783,144
                                                                   ------------
OIL & GAS -- 6.1%
Atlantic Richfield Co.                                  7,600           635,075
Exxon Corp.                                            29,900         2,306,038
Phillips Petroleum Co.                                 18,000           905,625
Sunoco, Inc.                                           32,055           967,660
                                                                   ------------
                                                                      4,814,398
                                                                   ------------
RETAIL -- 8.0%
American Eagle Outfitters, Inc.*                       11,600           527,800
BJ's Wholesale Club, Inc.*                             21,900           658,369
Dayton Hudson Corp.                                    26,900         1,748,500
Family Dollar Stores, Inc.                             19,000           456,000
Gap, Inc.                                              26,025         1,311,009
Lowe's Cos., Inc.                                      14,300           810,631
Wal-Mart Stores, Inc.                                  15,400           743,050
                                                                   ------------
                                                                      6,255,359
                                                                   ------------
RETAIL - FOOD -- 0.7%
Safeway, Inc.*                                         10,800           534,600
                                                                   ------------
TELEPHONES -- 10.3%
Ameritech Corp.                                        12,400           911,400
AT&T Corp.                                             34,800         1,942,275
BCE, Inc.                                              12,500           616,406
Bell Atlantic Corp.                                    29,596         1,934,839
British Telecommunications P.L.C. ADR                   3,500           599,375
GTE Corp.                                              11,600           878,700
US West, Inc.                                          20,800         1,222,000
                                                                   ------------
                                                                      8,104,995
                                                                   ------------
THRIFT INSTITUTIONS -- 1.2%
Washington Mutual, Inc.                                26,250           928,594
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $47,386,305)                                                 73,168,305
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
TEMPORARY INVESTMENTS -- 6.9%
Dreyfus Cash Management Plus #719                   1,830,047       $ 1,830,047
Goldman Sachs Financial Square Money
   Market Portfolio                                 1,823,541         1,823,541
J.P. Morgan Institutional Prime Money
   Market Portfolio                                 1,809,755         1,809,755
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $5,463,343)                                                   5,463,343
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $52,849,648)                                                $78,631,648
                                                                   ============

--------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.

                        See Notes to Financial Statements
                                                                              41

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $52,849,648) ...................  $78,631,648
   Collateral receivable for securities loaned ...............    7,609,400
   Dividends receivable ......................................       88,199
   Interest receivable .......................................       23,108
   Receivable for capital stock sold .........................      196,593
   Other assets ..............................................       26,548
                                                                -----------
          Total assets .......................................   86,575,496
                                                                -----------

LIABILITIES
   Payable upon return of securities loaned ..................    7,609,400
   Payable for securities purchased ..........................    1,774,769
   Payable for capital stock redeemed ........................       38,773
   Accrued expenses ..........................................       51,392
                                                                -----------
          Total liabilities ..................................    9,474,334
                                                                -----------

NET ASSETS
Applicable to 3,451,591 Institutional Shares,
   237,521 N Shares and 12,492 A Shares of
   beneficial interest outstanding, $.001 par
   value (Note 7) ............................................  $77,101,162
                                                                ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($71,893,822/3,451,591) ...................................       $20.83
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE
   ($4,947,164/237,521) ......................................       $20.83
                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($260,176/12,492) .........................................       $20.83
                                                                     ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($20.83/0.945) (Note 5) ...................................       $22.04
                                                                     ======


                        See Notes to Financial Statements
42

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 98.3%
AEROSPACE -- 3.0%
Textron, Inc.                                          20,000       $ 1,646,250
United Technologies Corp.                              52,320         3,750,690
                                                                   ------------
                                                                      5,396,940
                                                                   ------------
AIR TRANSPORT -- 1.3%
Southwest Airlines Co.                                 75,750         2,357,719
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.0%
Philip Morris Cos., Inc.                               45,000         1,808,437
                                                                   ------------
APPAREL, TEXTILES -- 2.6%
Jones Apparel Group, Inc.*                             50,000         1,715,625
Shaw Industries, Inc.*                                 75,000         1,237,500
Warnaco Group, Inc. Class A                            60,000         1,605,000
                                                                   ------------
                                                                      4,558,125
                                                                   ------------
BANKS -- 5.2%
BankBoston Corp.                                       24,200         1,237,225
Chase Manhattan Corp.                                  33,000         2,858,625
Citigroup, Inc.                                        52,498         2,493,655
Southtrust Corp.                                       37,500         1,436,719
State Street Corp.                                     15,000         1,280,625
                                                                   ------------
                                                                      9,306,849
                                                                   ------------
BUSINESS SERVICES -- 3.2%
Adaptec, Inc.*                                         45,000         1,586,250
Computer Sciences Corp.*                               20,000         1,383,750
Oracle Corp.*                                          50,000         1,856,250
Sterling Software, Inc.*                               36,000           960,750
                                                                   ------------
                                                                      5,787,000
                                                                   ------------
COSMETICS & SOAP -- 1.1%
Clorox Co.                                             10,700         1,142,894
Procter & Gamble Co.                                   10,000           892,500
                                                                   ------------
                                                                      2,035,394
                                                                   ------------
DRUGS -- 11.8%
Abbott Laboratories, Inc.                              40,664         1,850,212
American Home Products Corp.                           25,000         1,437,500
Amgen, Inc.*                                           40,000         2,432,500
Bergen Brunswig Corp. Class A                         115,900         1,999,275
Bristol-Myers Squibb Co.                               54,000         3,803,625
McKesson HBOC, Inc.                                    35,000         1,124,375
Merck & Co., Inc.                                      12,000           888,000
Pfizer, Inc.                                           15,000         1,646,250
Schering Plough Corp.                                 110,000         5,830,000
                                                                   ------------
                                                                     21,011,737
                                                                   ------------
ELECTRICAL -- 1.7%
General Electric Co.                                   27,000         3,051,000
                                                                   ------------
ELECTRONICS -- 6.5%
America Online, Inc.*                                  20,000         2,210,000
Gateway, Inc.*                                         20,000         1,180,000
Intel Corp.                                            65,000         3,863,437
Lucent Technologies, Inc.                              64,156         4,326,520
                                                                   ------------
                                                                     11,579,957
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
FOOD & BEVERAGES -- 4.1%
Dean Foods Co.                                         50,000       $ 2,078,125
Quaker Oats Co.                                        50,000         3,318,750
Sara Lee Corp.                                         85,000         1,928,437
                                                                   ------------
                                                                      7,325,312
                                                                   ------------
FOREST PRODUCTS & PAPER -- 1.0%
Weyerhaeuser Co.                                       25,000         1,718,750
                                                                   ------------
HEALTH CARE SERVICES -- 1.8%
AmeriSource Health Corp. Class A*                      75,000         1,912,500
Medtronic, Inc.                                        17,017         1,325,199
                                                                   ------------
                                                                      3,237,699
                                                                   ------------
HOUSEHOLD GOODS -- 1.2%
Maytag Corp.                                           30,000         2,090,625
                                                                   ------------
INSURANCE -- 5.6%
AMBAC Financial Group, Inc.                            50,000         2,856,250
American International Group, Inc.                     40,722         4,767,019
Providian Financial Corp.                              13,000         1,215,500
Reliastar Financial Corp.                              25,000         1,093,750
                                                                   ------------
                                                                      9,932,519
                                                                   ------------
MACHINERY & EQUIPMENT -- 4.6%
Applied Materials, Inc.*                               56,000         4,137,000
ITT Industries, Inc.                                   31,854         1,214,434
Tyco International, Ltd.                               30,000         2,842,500
                                                                   ------------
                                                                      8,193,934
                                                                   ------------
MISCELLANEOUS FINANCE -- 5.9%
Bear Stearns Cos., Inc.                                23,100         1,079,925
Countrywide Credit Industries, Inc.                    29,275         1,251,506
Federal National Mortgage Association                  60,000         4,102,500
Morgan Stanley Dean Witter & Co.                       40,000         4,100,000
                                                                   ------------
                                                                     10,533,931
                                                                   ------------
OFFICE EQUIPMENT -- 15.3%
BMC Software, Inc.*                                    34,000         1,833,875
Cisco Systems, Inc.*                                   55,500         3,576,281
Compaq Computer Corp.                                  60,500         1,433,094
Dell Computer, Inc.*                                   40,000         1,477,500
Hewlett Packard Co.                                    15,000         1,507,500
International Business Machines Corp.                  26,000         3,360,500
Lexmark International Group, Inc. Class A*             50,000         3,303,125
Microsoft Corp.*                                       76,000         6,849,500
Sun Microsystems, Inc.*                                36,000         2,479,500
Xerox Corp.                                            25,000         1,476,563
                                                                   ------------
                                                                     27,297,438
                                                                   ------------
OIL & GAS -- 2.2%
Coastal Corp.                                         100,000         4,000,000
                                                                   ------------

                        See Notes to Financial Statements
                                                                              43

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
RETAIL -- 7.8%
Dayton Hudson Corp.                                    56,000       $ 3,640,000
Family Dollar Stores, Inc.                             50,000         1,200,000
Federated Department Stores, Inc.*                     50,000         2,646,875
Gap, Inc.                                              37,500         1,889,062
Sears, Roebuck & Co.                                   35,000         1,559,688
TJX Cos., Inc.                                         91,000         3,031,438
                                                                   ------------
                                                                     13,967,063
                                                                   ------------
RETAIL - FOOD -- 2.3%
Safeway, Inc.*                                         81,600         4,039,200
                                                                   ------------
TELEPHONES -- 7.3%
Ameritech Corp.                                        50,000         3,675,000
AT&T Corp.                                             97,500         5,441,719
GTE Corp.                                              25,000         1,893,750
SBC Communications, Inc.                               35,000         2,030,000
                                                                   ------------
                                                                     13,040,469
                                                                   ------------
THRIFT INSTITUTIONS -- 1.1%
Washington Mutual, Inc.                                55,000         1,945,625
                                                                   ------------
TRUCKING -- 0.7%
Ryder System, Inc.                                     50,000         1,300,000
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $107,703,805)                                               175,515,723
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.7%
Dreyfus Cash Management Plus #719                     945,797           945,797
Goldman Sachs Financial Square
  Money Market Portfolio                              961,847           961,847
J.P. Morgan Institutional Prime
  Money Market Portfolio                            1,180,288         1,180,288
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,087,932)                                                   3,087,932
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $110,791,737)                                              $178,603,655
                                                                   ============

---------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.

                        See Notes to Financial Statements
44

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $110,791,737) .................. $178,603,655
   Collateral receivable for securities loaned ...............   17,441,000
   Dividends receivable ......................................      149,524
   Interest receivable .......................................       17,114
   Receivable for capital stock sold .........................      726,937
   Other assets ..............................................       28,392
                                                               ------------
          Total assets .......................................  196,966,622
                                                               ------------

LIABILITIES
   Payable upon return of securities loaned ..................   17,441,000
   Payable for capital stock redeemed ........................      117,480
   Accrued expenses ..........................................      150,264
                                                               ------------
          Total liabilities ..................................   17,708,744
                                                               ------------

NET ASSETS
Applicable to 5,952,027 Institutional Shares,
   308,237  N Shares and 15,866 A Shares of
   beneficial interest outstanding, $.001 par
   value (Note 7) ............................................ $179,257,878
                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($170,035,664/5,952,027) ..................................       $28.57
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE
   ($8,770,929/308,237) ......................................       $28.46
                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($451,285/15,866) .........................................       $28.44
                                                                     ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($28.44/0.945) (Note 5) ...................................       $30.10
                                                                     ======

                        See Notes to Financial Statements
                                                                              45

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 96.4%
AEROSPACE -- 2.6%
Cordant Technologies, Inc.                             81,900       $ 3,700,856
Kellstrom Industries, Inc.*                            19,500           355,875
Midwest Express Holdings, Inc.*                       134,100         4,559,400
                                                                   ------------
                                                                      8,616,131
                                                                   ------------
AIR TRANSPORT -- 1.1%
Comair Holdings, Inc.                                  76,800         1,593,600
Expeditors International of
  Washington, Inc.                                     71,600         1,951,100
                                                                   ------------
                                                                      3,544,700
                                                                   ------------
APPAREL, TEXTILES -- 2.1%
Fossil, Inc.*                                          37,650         1,811,906
Mohawk Industries, Inc.*                               41,000         1,245,375
Quiksilver, Inc.*                                     155,150         4,043,597
                                                                   ------------
                                                                      7,100,878
                                                                   ------------
AUTO RELATED -- 0.6%
Coach USA, Inc.*                                       51,200         2,147,200
                                                                   ------------
AUTOS -- 0.9%
Monaco Coach Corp.*                                    30,700         1,298,994
Navistar International Corp.*                          33,600         1,680,000
                                                                   ------------
                                                                      2,978,994
                                                                   ------------
BANKS -- 6.1%
Centura Banks, Inc.                                    20,500         1,155,687
City National Corp.                                    10,200           381,862
Commerce Bancshares, Inc.                              86,424         3,473,164
Compass Bancshares, Inc.                               38,400         1,046,400
Doral Financial Corp.                                 181,600         3,121,250
Keystone Financial, Inc.                               10,200           300,900
North Fork Bancorp, Inc.                               92,100         1,962,881
Old Kent Financial Corp.                              118,487         4,961,654
Provident Bankshares Corp.                             56,490         1,309,862
U.S. Bancorp, Inc.                                     30,700           472,012
Westamerica Bancorp                                    34,100         1,242,519
Zions Bancorp                                          15,400           977,900
                                                                   ------------
                                                                     20,406,091
                                                                   ------------
BUSINESS SERVICES -- 8.5%
Abacus Direct Corp.*                                   22,000         1,978,625
Advantage Learning Systems, Inc.*                      12,500           271,875
AHL Services, Inc.*                                    51,200         1,267,200
C.H. Robinson Worldwide, Inc.                          41,000         1,496,500
Ciber, Inc.*                                          102,400         1,958,400
Factset Research Systems, Inc.                         66,650         3,774,056
G. & K. Services, Inc. Class A                         29,300         1,532,756
Gartner Group, Inc. Class A*                           41,000           840,500
International Network Services*                        38,400         1,545,600
Mastech Corp.*                                         41,000           758,500
Merrill Corp.                                          65,500           908,812
Metamor Worldwide, Inc.*                               74,700         1,788,131
Metzler Group, Inc.*                                   18,400           507,150
MindSpring Enterprises, Inc.*                          10,000           443,125
National Computer Systems, Inc.                        51,200         1,724,800

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
BUSINESS SERVICES (CONTINUED)
NationsRent, Inc.*                                     40,619     $     289,410
NCO Group, Inc.*                                      135,000         5,096,250
On Assignment, Inc.*                                   25,600           665,600
Prison Realty Trust, Inc.                              35,875           352,023
Shared Medical Systems Corp.                           18,400         1,200,600
                                                                   ------------
                                                                     28,399,913
                                                                   ------------
CHEMICALS -- 0.8%
MacDermid, Inc.                                        22,500         1,046,250
Tredegar Corp.                                         20,000           435,000
Valspar Corp.                                          35,800         1,360,400
                                                                   ------------
                                                                      2,841,650
                                                                   ------------
CONSTRUCTION -- 6.9%
Centex Construction Products, Inc.                     28,200           962,325
Champion Enterprises, Inc.*                            51,200           953,600
D.R. Horton, Inc.                                      89,600         1,489,600
Dycom Industries, Inc.*                                82,350         4,611,600
Elcor Corp.                                            31,700         1,384,894
Fleetwood Enterprises, Inc.                            15,325           405,155
Florida Rock Industries, Inc.                          25,600         1,164,800
Granite Construction, Inc.                             83,200         2,438,800
Insituform Technologies, Inc. Class A*                 51,200         1,097,600
Kaufman & Broad Home Corp.                            202,700         5,042,162
Lennar Corp.                                           51,200         1,228,800
LNR Property Corp. Class B                             50,000         1,068,750
M.D.C. Holdings, Inc.                                  25,600           550,400
Toll Brothers, Inc.*                                   41,000           878,937
                                                                   ------------
                                                                     23,277,423
                                                                   ------------
DRUGS -- 2.5%
Bindley Western Industries, Inc.                       70,044         1,615,390
IDEC  Pharmaceuticals Corp.*                            9,900           762,300
K V Pharmaceutical Co. Class A*                        15,000           232,500
McKesson HBOC, Inc.                                    38,400         1,233,600
Medco Research, Inc.*                                  69,600         1,827,000
Roberts Pharmaceutical Corp.*                          17,000           412,250
Roper Industries, Inc.                                 27,500           880,000
Shire Pharmaceuticals Group P.L.C. ADR*                56,300         1,449,725
                                                                   ------------
                                                                      8,412,765
                                                                   ------------
ELECTRIC & GAS -- 1.2%
Calpine Corp.*                                         46,500         2,511,000
MDU Resources Group, Inc.                              30,700           700,344
Piedmont Natural Gas Co., Inc.                         30,700           955,537
                                                                   ------------
                                                                      4,166,881
                                                                   ------------
ELECTRONICS -- 17.9%
Apex PC Solutions, Inc.*                               76,800         1,569,600
Applied Micro Circuits Corp.*                          18,400         1,531,800
C&D Technologies, Inc.                                 44,400         1,359,750
Cognex Corp.*                                          35,800         1,127,700
Dionex Corp.*                                          44,000         1,773,750
General Cable Corp.                                   107,500         1,720,000
Jabil Circuit, Inc.*                                   30,500         1,376,312

                        See Notes to Financial Statements
46

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
ELECTRONICS (CONTINUED)
Mercury Interactive Corp.*                             30,800       $ 1,089,550
Micrel, Inc.*                                          71,700         5,305,800
Optical Coating Laboratory, Inc.                       19,900         1,662,894
Plantronics, Inc.*                                     19,500         1,269,937
PMC-Sierra, Inc.*                                     204,800        12,070,400
QRS Corp.*                                             38,700         3,018,600
Rambus, Inc.*                                           9,200           847,550
RF Micro Devices, Inc.*                               188,800        14,089,200
Sawtek, Inc.*                                          26,000         1,189,500
Vitesse Semiconductors Corp.*                         133,100         9,034,162
                                                                   ------------
                                                                     60,036,505
                                                                   ------------
FOOD & BEVERAGES -- 2.2%
Dean Foods Co.                                         91,100         3,786,344
Delta & Pine Land Co.                                  25,533           804,289
Earthgrains Co.                                        58,400         1,507,450
Flowers Industries, Inc.                               23,000           498,812
Pilgrim's Pride Corp. Class B                          26,600           798,000
                                                                   ------------
                                                                      7,394,895
                                                                   ------------
FOREST PRODUCTS & PAPER -- 0.2%
Buckeye Technologies, Inc.*                            51,200           777,600
                                                                   ------------
HEALTH CARE SERVICES -- 7.3%
AmeriSource Health Corp. Class A*                      20,400           520,200
Dendrite International, Inc.*                          65,000         2,348,125
Hanger Orthopedic Group, Inc.*                         48,100           682,419
Hooper Holmes, Inc.                                    82,000         1,670,750
Kendle International, Inc.*                            48,600           777,600
Mentor Corp.                                           41,600           774,800
Minimed, Inc.*                                         72,000         5,539,500
Patterson Dental Co.*                                  40,500         1,407,375
Renal Care Group, Inc.*                                94,200         2,431,537
Safeskin Corp.*                                       104,400         1,246,275
Techne Corp.*                                          49,000         1,243,375
Universal Health Services, Inc. Class B*               61,400         2,931,850
Ventana Medical Systems, Inc.*                         25,600           491,200
VISX, Inc.*                                            30,000         2,377,500
                                                                   ------------
                                                                     24,442,506
                                                                   ------------
HOTELS & RESTAURANTS -- 0.7%
Brinker International, Inc.*                           52,500         1,427,344
Ruby Tuesday, Inc.                                     41,000           779,000
                                                                   ------------
                                                                      2,206,344
                                                                   ------------
HOUSEHOLD GOODS -- 2.6%
Blyth Industries, Inc.*                                23,000           790,625
Ethan Allen Interiors, Inc.                            61,500         2,321,625
Haverty Furniture Cos., Inc.                           31,300         1,101,369
La-Z-Boy, Inc.                                        102,400         2,355,200
LADD Furniture, Inc.*                                  51,200         1,075,200
Oneida, Ltd.                                           21,875           615,234
Thomas Industries, Inc.                                27,100           555,550
                                                                   ------------
                                                                      8,814,803
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
INSURANCE -- 2.0%
Hartford Life, Inc. Class A                            51,200       $ 2,694,400
Horace Mann Educators Corp.                            17,900           486,656
Medical Assurance, Inc.*                               28,160           804,320
Old Republic International Corp.                      153,600         2,659,200
                                                                   ------------
                                                                      6,644,576
                                                                   ------------
LEISURE -- 0.2%
Trendwest Resorts, Inc.*                               24,000           529,500
                                                                   ------------
MACHINERY & EQUIPMENT -- 2.7%
ADC Telecommunications, Inc.*                         106,100         4,827,550
Crane Co.                                              31,075           976,920
Graco, Inc.                                            20,500           602,188
IDEX Corp.                                             31,100         1,022,413
Scotsman Industries, Inc.                              15,400           332,063
SPS Technologies, Inc.*                                20,500           768,750
Terex Corp.*                                           22,500           684,844
                                                                   ------------
                                                                      9,214,728
                                                                   ------------
MEDIA -- 4.5%
Central Newspapers, Inc. Class A                       20,400           767,550
Hearst-Argyle Television, Inc.*                        16,719           401,256
Outdoor Systems, Inc.*                                 86,375         3,152,688
Pulitzer, Inc.                                         10,200           495,338
TV Guide, Inc. Class A*                               138,200         5,027,025
Univision Communications, Inc. Class A*                51,200         3,379,200
Westwood One, Inc.*                                    24,100           860,069
Wiley (John) & Sons, Inc. Class A                      57,200         1,008,150
                                                                   ------------
                                                                     15,091,276
                                                                   ------------
METALS -- 0.5%
Reliance Steel & Aluminum Corp.                        42,000         1,638,000
                                                                   ------------
MISCELLANEOUS FINANCE -- 3.1%
Americredit Corp.*                                    137,200         2,195,200
Eaton Vance Corp.                                      42,000         1,446,375
Investment Technology Group, Inc.                      26,166           847,124
Metris Cos., Inc.                                      22,884           932,523
Morgan Keegan, Inc.                                    43,000           814,313
Southwest Securities Group, Inc.                       58,000         4,161,500
                                                                   ------------
                                                                     10,397,035
                                                                   ------------
OFFICE EQUIPMENT -- 4.5%
Bea Systems, Inc.*                                     92,300         2,636,319
Comdisco, Inc.                                        115,200         2,952,000
Comverse Technology, Inc.*                             30,750         2,317,781
IMRglobal Corp.*                                       40,275           775,294
Maxwell Technologies, Inc.*                            23,000           552,000
MTS Systems Corp.                                      86,800         1,047,025
Network Appliance, Inc.*                               63,800         3,564,825
Safeguard Scientific, Inc.*                            20,500         1,271,000
                                                                   ------------
                                                                     15,116,244
                                                                   ------------
OIL & GAS -- 0.4%
North Carolina Natural Gas, Inc.                       38,400         1,315,200
                                                                   ------------

                        See Notes to Financial Statements
                                                                              47

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
POLLUTION CONTROL -- 0.5%
Catalytica, Inc.*                                      25,600        $  356,800
URS Corp.*                                             49,300         1,445,106
                                                                   ------------
                                                                      1,801,906
                                                                   ------------
RETAIL -- 11.1%
99 Cents Only Stores*                                  57,150         2,853,928
AnnTaylor Stores Corp.*                                38,400         1,728,000
Buckle, Inc.*                                          15,400           442,750
Claire's Stores, Inc.                                  29,000           743,125
Copart, Inc.*                                          82,000         1,742,500
CVS Corp.                                              70,172         3,587,544
Dollar Tree Stores, Inc.*                              49,000         2,152,938
Goody's Family Clothing, Inc.*                         92,100         1,047,638
Insight Enterprises, Inc.*                             80,000         1,975,000
Linens 'N Things, Inc.*                               163,800         7,166,250
Men's Wearhouse, Inc.*                                102,400         2,611,200
Neiman-Marcus Group, Inc.*                             48,100         1,235,569
Pacific Sunwear of California, Inc.*                   84,450         2,058,469
Regis Corp.                                            79,050         1,511,831
Tiffany & Co., Inc.                                    58,300         5,625,950
Wet Seal, Inc. Class A*                                36,000         1,017,000
                                                                   ------------
                                                                     37,499,692
                                                                   ------------
RETAIL - FOOD -- 1.1%
Foodmaker, Inc.*                                      133,900         3,799,413
                                                                   ------------
THRIFT INSTITUTIONS -- 1.6%
Anchor Bancorp Wisconsin, Inc.                         51,200           902,400
Andover Bancorp, Inc.                                  46,100         1,446,388
Charter One Financial, Inc.                            75,951         2,107,640
Dime Bancorp, Inc.                                     21,500           432,688
MAF Bancorp, Inc.                                      23,000           556,313
                                                                   ------------
                                                                      5,445,429
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $221,285,548)                                               324,058,278
                                                                   ------------
TEMPORARY INVESTMENTS -- 3.6%
Dreyfus Cash Management Plus #719                   4,033,256         4,033,256
Goldman Sachs Financial Square
  Money Market Portfolio                            3,927,091         3,927,091
J.P. Morgan Institutional Prime
  Money Market Portfolio                            4,032,500         4,032,500
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $11,992,847)                                                 11,992,847
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $233,278,395)                                              $336,051,125
                                                                   ============

-----------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.

                        See Notes to Financial Statements
48

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $233,278,395) .................. $336,051,125
   Collateral receivable for securities loaned ...............   29,283,498
   Dividends receivable ......................................      104,577
   Interest receivable .......................................       54,838
   Receivable for securities sold ............................    1,512,848
   Receivable for capital stock sold .........................      687,611
   Other assets ..............................................       26,998
                                                               ------------
          Total assets .......................................  367,721,495
                                                               ------------

LIABILITIES
   Payable upon return of securities loaned ..................   29,283,498
   Payable for capital stock redeemed ........................      382,368
   Accrued expenses ..........................................      321,905
                                                               ------------
          Total liabilities ..................................   29,987,771
                                                               ------------

NET ASSETS
Applicable to 17,005,924 Institutional Shares,
   237,080  N Shares and 983 A Shares of
   beneficial interest outstanding,
   $.001 par value (Note 7) .................................. $337,733,724
                                                               ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($333,098,099/17,005,924) .................................       $19.59
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE
   ($4,616,490/237,080) ......................................       $19.47
                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($19,135/983) .............................................       $19.47
                                                                     ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($19.47/0.945) (Note 5) ...................................       $20.60
                                                                     ======

                        See Notes to Financial Statements
                                                                              49

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 97.6%
AEROSPACE -- 6.1%
Alliant Techsystems, Inc.*                             31,800       $ 2,750,700
Cordant Technologies, Inc.                             40,000         1,807,500
Esterline Technologies Corp.*                         190,600         2,739,875
Triumph Group, Inc.*                                   45,000         1,147,500
                                                                   ------------
                                                                      8,445,575
                                                                   ------------
AIR TRANSPORT -- 1.1%
Alaska Air Group, Inc.*                                29,000         1,210,750
Continental Airlines, Inc. Class B*                    10,000           376,250
                                                                   ------------
                                                                      1,587,000
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO -- 2.2%
Universal Corp.                                       105,600         3,003,000
                                                                   ------------
APPAREL, TEXTILES -- 1.4%
Dan River, Inc. Class A*                               37,500           276,562
Oxford Industries, Inc.                                58,800         1,664,775
                                                                   ------------
                                                                      1,941,337
                                                                   ------------
AUTO RELATED -- 3.9%
Avis Rent A Car, Inc.*                                 56,800         1,654,300
Dollar Thrifty Automotive Group, Inc.*                162,800         3,785,100
                                                                   ------------
                                                                      5,439,400
                                                                   ------------
AUTOS -- 1.8%
Navistar International Corp.*                          49,200         2,460,000
                                                                   ------------
BANKS -- 9.9%
Compass Bancshares, Inc.                               87,975         2,397,319
Doral Financial Corp.                                  80,300         1,380,156
Everen Capital Corp.                                   65,900         1,964,644
Flagstar Bancorp, Inc.                                100,000         2,512,500
GBC Bancorp                                           111,700         2,261,925
Independent Bank Corp.                                 75,000         1,148,437
One Valley Bancorp                                     19,675           737,812
Provident Bankshares Corp.                             55,230         1,280,646
                                                                   ------------
                                                                     13,683,439
                                                                   ------------
BUSINESS SERVICES -- 2.0%
Franklin Covey Co.*                                         1                 7
Kelly Services, Inc. Class A                           85,200         2,726,400
                                                                   ------------
                                                                      2,726,407
                                                                   ------------
CASINOS -- 2.4%
Anchor Gaming*                                         68,100         3,273,056
                                                                   ------------
CHEMICALS -- 4.7%
Albemarle Corp.                                        13,600           314,500
Cambrex Corp.                                          60,000         1,575,000
Cytec Industries, Inc.*                                95,200         3,034,500
Schulman (A.), Inc.                                    92,500         1,572,500
                                                                   ------------
                                                                      6,496,500
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
CONSTRUCTION -- 11.1%
Apogee Enterprises, Inc.                               28,000        $  379,750
Centex Corp.                                           86,800         3,260,425
Champion Enterprises, Inc.*                            50,000           931,250
D.R. Horton, Inc.                                      26,000           432,250
Fleetwood Enterprises, Inc.                           106,400         2,812,950
Vulcan Materials Co.                                   20,000           965,000
Webb Corp.                                            118,800         2,836,350
York International Corp.                               85,000         3,639,062
                                                                   ------------
                                                                     15,257,037
                                                                   ------------
CONTAINERS -- 0.4%
Libbey, Inc.                                           21,600           626,400
                                                                   ------------
DRUGS -- 0.6%
Priority Healthcare Corp. Class B                      24,528           846,216
                                                                   ------------
ELECTRIC & GAS -- 10.0%
Calpine Corp.*                                         86,000         4,644,000
Central Hudson Gas & Electric Corp.                    44,000         1,848,000
Cleco Corp.                                            27,400           832,275
Eastern Utilities Associates                           93,200         2,714,450
OGE Energy Corp.                                       20,500           486,875
Public Service Co. of New Mexico                      103,600         2,059,050
Washington Gas Light Corp.                             47,600         1,237,600
                                                                   ------------
                                                                     13,822,250
                                                                   ------------
ELECTRICAL -- 2.9%
Encore Wire Corp.*                                     60,000           540,000
General Semiconductor, Inc.*                          232,100         2,117,912
Stoneridge, Inc.*                                      28,000           378,000
Technitrol, Inc.                                       28,700           925,575
                                                                   ------------
                                                                      3,961,487
                                                                   ------------
ELECTRONICS -- 3.6%
Amkor Technology, Inc.*                                30,000           305,625
C&D Technologies, Inc.                                 39,000         1,194,375
CHS Electronics, Inc.*                                228,100           997,937
NeoMagic Corp.*                                        85,700           717,737
Plexus Corp.*                                          58,000         1,711,000
                                                                   ------------
                                                                      4,926,674
                                                                   ------------
ENERGY SERVICES -- 2.6%
Atwood Oceanics, Inc.*                                 53,500         1,671,875
Eagle Geophysical, Inc.*                                3,579             2,684
Friede Goldman International, Inc.*                    26,500           367,688
Gulf Island Fabrication, Inc.*                         50,000           596,875
Seitel, Inc.*                                          55,700           901,644
                                                                   ------------
                                                                      3,540,766
                                                                   ------------
FOOD & BEVERAGES -- 0.7%
Smithfield Foods, Inc.*                                30,000           993,750
                                                                   ------------
FOREST PRODUCTS & PAPER -- 1.1%
Buckeye Technologies, Inc.*                           104,300         1,584,056
                                                                   ------------

                        See Notes to Financial Statements
50

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
HEALTH CARE SERVICES -- 4.8%
AmeriPath, Inc.*                                       54,400        $  465,800
Curative Health Services, Inc.*                       180,000           990,000
Datascope Corp.*                                       37,700         1,211,113
Hanger Orthopedic Group, Inc.*                         33,000           468,188
Lincare Holdings, Inc.*                                55,100         1,377,500
Pediatrix Medical Group, Inc.*                         33,800           718,250
Thermoquest Corp.*                                    102,100         1,359,206
                                                                   ------------
                                                                      6,590,057
                                                                   ------------
HOTELS & RESTAURANTS -- 1.0%
Bob Evans Farms, Inc.                                  25,000           495,313
Red Roof Inns, Inc.*                                   50,000           896,875
                                                                   ------------
                                                                      1,392,188
                                                                   ------------
INSURANCE -- 9.4%
Chartwell Re Corp.                                     35,300           657,463
Fidelity National Financial, Inc.                      45,100           947,100
First American Financial Corp.                        133,750         2,390,781
Gallagher (Arthur J.) & Co.                            83,000         4,108,500
LandAmerica Financial Group, Inc.                      24,800           713,000
Old Republic International Corp.                      140,955         2,440,283
PMI Group, Inc.                                        15,000           942,188
Selective Insurance Group, Inc.                        42,200           801,800
                                                                   ------------
                                                                     13,001,115
                                                                   ------------
MACHINERY & EQUIPMENT -- 3.0%
Gardner Denver Machinery, Inc.*                       100,000         1,612,500
Gleason Corp.                                          68,825         1,157,120
Specialty Equipment Cos.*                              45,000         1,324,688
                                                                   ------------
                                                                      4,094,308
                                                                   ------------
METALS -- 1.9%
Cleveland Cliffs, Inc.                                 20,100           650,738
Reliance Steel & Aluminum Corp.                        51,700         2,016,300
                                                                   ------------
                                                                      2,667,038
                                                                   ------------
OFFICE EQUIPMENT -- 1.9%
Pomeroy Computer Resources, Inc.*                      12,500           174,219
Tech Data Corp.*                                       62,500         2,386,719
                                                                   ------------
                                                                      2,560,938
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
RAILROADS -- 1.8%
Varlen Corp.                                           62,900       $ 2,523,863
                                                                   ------------
RETAIL -- 4.4%
Media Arts Group, Inc.*                                64,200           280,875
Musicland Stores Corp.*                               204,100         1,811,388
Nature's Sunshine Products, Inc.                       55,000           584,375
Sola International, Inc.*                              35,200           684,200
Wet Seal, Inc. Class A*                                95,000         2,683,750
                                                                   ------------
                                                                      6,044,588
                                                                   ------------
THRIFT INSTITUTIONS -- 0.5%
Washington Federal, Inc.                               34,000           760,750
                                                                   ------------
TRUCKING -- 0.4%
USFreightways Corp.                                    12,000           552,000
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $128,386,884)                                               134,801,195
                                                                   ------------
TEMPORARY INVESTMENTS -- 2.4%
Dreyfus Cash Management Plus #719                   1,091,762         1,091,762
Goldman Sachs Financial Square
  Money Market Portfolio                            1,091,203         1,091,203
J.P. Morgan Institutional Prime
  Money Market Portfolio                            1,090,342         1,090,342
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,273,307)                                                   3,273,307
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $131,660,191)                                              $138,074,502
                                                                   ============

-------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.

                        See Notes to Financial Statements
                                                                              51

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $131,660,191) .................. $138,074,502
   Collateral receivable for securities loaned ...............    8,555,345
   Dividends receivable ......................................       98,312
   Interest receivable .......................................        8,659
   Receivable for securities sold ............................       33,102
   Receivable for capital stock sold .........................       28,084
   Other assets ..............................................       26,582
                                                               ------------
          Total assets .......................................  146,824,586
                                                               ------------

LIABILITIES
   Payable upon return of securities loaned ..................    8,555,345
   Payable for securities purchased ..........................    1,504,446
   Payable for capital stock redeemed ........................      821,585
   Accrued expenses ..........................................      104,534
                                                               ------------
          Total liabilities ..................................   10,985,910
                                                               ------------

NET ASSETS
Applicable to 4,431,191 Institutional Shares and
   20,911 N Shares of beneficial interest
   outstanding, $.001 par value (Note 7) ..................... $135,838,676
                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($135,201,548/4,431,191) ..................................       $30.51
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE
   ($637,128/20,911) .........................................       $30.47
                                                                     ======

                        See Notes to Financial Statements
52

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 95.8%
AEROSPACE -- 1.7%
Allegheny Teledyne, Inc.                                8,395      $    189,937
Allied Signal, Inc.                                    24,400         1,537,200
B.F. Goodrich Co.                                       3,200           136,000
Boeing Co.                                             42,892         1,895,290
E.G. & G., Inc.                                         1,900            67,687
General Dynamics Corp.                                  5,400           369,900
Lockheed Martin Corp.                                  16,842           627,364
Northrop Grumman Holdings Corp.                         3,000           198,937
Raytheon Co. Class A                                    1,842           126,868
Raytheon Co. Class B                                   12,900           907,837
Rockwell International Corp.                            8,200           498,150
Textron, Inc.                                           6,800           559,725
United Technologies Corp.                              21,100         1,512,606
                                                                   ------------
                                                                      8,627,501
                                                                   ------------
AIR TRANSPORT -- 0.3%
AMR Corp.*                                              6,800           464,100
Delta Air Lines, Inc.                                   6,100           351,512
Southwest Airlines Co.                                 14,425           448,978
U.S. Airways Group, Inc.*                               3,600           156,825
                                                                   ------------
                                                                      1,421,415
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.5%
Anheuser-Busch Cos., Inc.                              20,900         1,482,594
Brown-Forman Corp. Class B                              2,700           176,006
Coors Adolph Co. Class B                                1,600            79,200
Fortune Brands, Inc.                                    7,400           306,175
Philip Morris Cos., Inc.                              105,300         4,231,744
R.J. Reynolds Tobacco Holdings, Inc.*                   3,266           102,879
Seagram Co., Ltd.                                      18,800           947,050
UST, Inc.                                               8,000           234,000
                                                                   ------------
                                                                      7,559,648
                                                                   ------------
APPAREL, TEXTILES -- 0.2%
Fruit of the Loom, Inc. Class A*                        2,700            26,325
Liz Claiborne, Inc.                                     2,500            91,250
Nike, Inc. Class B                                     12,100           766,081
Reebok International, Ltd.*                             2,200            40,975
Russell Corp.                                           1,600            31,200
Springs Industries, Inc. Class A                          800            34,900
VF Corp.                                                5,200           222,300
                                                                   ------------
                                                                      1,213,031
                                                                   ------------
AUTO RELATED -- 0.4%
Cooper Tire & Rubber Co.                                2,300            54,337
Dana Corp.                                              7,158           329,715
Delphi Automotive Systems Corp.                        24,293           450,939
Eaton Corp.                                             3,100           285,200
Genuine Parts Co.                                       7,725           270,375
Goodyear Tire & Rubber Co.                              6,700           394,044
T.R.W., Inc.                                            5,100           279,862
                                                                   ------------
                                                                      2,064,472
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
AUTOS -- 1.0%
Ford Motor Co.                                         52,900      $  2,985,544
General Motors Corp.                                   28,600         1,887,600
Navistar International Corp.*                           2,700           135,000
                                                                   ------------
                                                                      5,008,144
                                                                   ------------
BANKS -- 8.1%
AmSouth Bancorp.                                        7,800           180,862
Bank of America Corp.                                  76,777         5,628,714
Bank of New York Co., Inc.                             33,200         1,218,025
Bank One Corp.                                         51,405         3,061,810
BankBoston Corp.                                       13,000           664,625
BB&T Corp.                                             13,400           491,612
Chase Manhattan Corp.                                  36,968         3,202,353
Citigroup, Inc.                                       148,038         7,031,805
Comerica, Inc.                                          6,750           401,203
Fifth Third Bancorp                                    11,650           775,453
First Union Corp.                                      42,226         1,984,622
Firstar Corp.                                          30,100           842,800
Fleet Financial Group, Inc.                            24,810         1,100,944
Huntington Bancshares, Inc.                             9,010           314,787
J.P. Morgan & Co., Inc.                                 7,600         1,067,800
Keycorp                                                19,912           639,673
MBNA Corp.                                             35,055         1,073,559
Mellon Bank Corp.                                      22,800           829,350
Mercantile Bancorp., Inc.                               6,800           388,450
National City Corp.                                    14,300           936,650
Northern Trust Corp.                                    4,800           465,600
PNC Bank Corp.                                         13,100           754,887
Regions Financial Corp.                                 9,500           361,594
Republic New York Corp.                                 4,600           313,662
Southtrust Corp.                                        7,100           272,019
State Street Corp.                                      7,000           597,625
Summit Bancorp.                                         7,500           313,594
Suntrust Banks, Inc.                                   14,000           972,125
Synovus Financial Corp.                                11,450           227,569
U.S. Bancorp                                           31,884         1,084,056
Union Planters Corp.                                    5,900           263,656
Wachovia Corp.                                          8,900           761,506
Wells Fargo Co.                                        71,830         3,070,732
                                                                   ------------
                                                                     41,293,722
                                                                   ------------
BUSINESS SERVICES -- 2.0%
Automatic Data Processing, Inc.                        26,900         1,183,600
Cendant Corp.*                                         33,549           687,754
Ceridian Corp.*                                         6,100           199,394
Computer Sciences Corp.*                                6,900           477,394
Deluxe Corp.                                            3,500           136,281
Dun & Bradstreet Corp.                                  7,100           251,606
Ecolab, Inc.                                            5,600           244,300
Electronic Data Systems Corp.                          21,500         1,216,094
FDX Corp.*                                             12,760           692,230
First Data Corp.                                       19,400           949,387
H & R Block, Inc.                                       4,200           210,000
Ikon Office Solutions, Inc.                             6,300            94,500
Interpublic Group of Cos., Inc.                         6,050           524,081

                        See Notes to Financial Statements
                                                                              53

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
BUSINESS SERVICES (CONTINUED)
National Service Industries, Inc.                       1,700      $     61,200
Oracle Corp.*                                          62,880         2,334,420
Paychex, Inc.                                          10,550           334,962
PeopleSoft, Inc.*                                      10,000           172,500
Service Corp. International                            11,700           225,225
Shared Medical Systems Corp.                            1,200            78,300
                                                                   ------------
                                                                     10,073,228
                                                                   ------------
CASINOS -- 0.0%
Harrah's Entertainment, Inc.*                           5,450           119,900
Mirage Resorts, Inc.*                                   8,500           142,375
                                                                   ------------
                                                                        262,275
                                                                   ------------
CHEMICALS -- 2.2%
Air Products & Chemicals, Inc.                          9,900           398,475
Avery Dennison Corp.                                    5,000           301,875
Corning, Inc.                                          10,700           750,337
Dow Chemical Co.                                        9,700         1,230,687
E.I. du Pont de Nemours & Co.                          49,200         3,360,975
Eastman Chemical Co.                                    3,400           175,950
F.M.C. Corp.*                                           1,400            95,637
Great Lakes Chemical Corp.                              2,500           115,156
Hercules, Inc.                                          4,300           169,044
Minnesota Mining & Manufacturing Co.                   17,600         1,530,100
Monsanto Co.                                           27,400         1,080,587
Nalco Chemical Co.                                      2,500           129,687
P.P.G. Industries, Inc.                                 7,600           448,875
Praxair, Inc.                                           6,800           332,775
Rohm & Haas Co.                                         9,254           396,787
Sealed Air Corp.*                                       2,347           152,262
Sigma Aldrich Corp.                                     4,300           148,081
Union Carbide Corp.                                     5,700           277,875
W.R. Grace & Co.*                                       2,700            49,612
                                                                   ------------
                                                                     11,144,777
                                                                   ------------
CONSTRUCTION -- 0.3%
Armstrong World Industries, Inc.                        1,800           104,062
Centex Corp.                                            2,600            97,662
Fleetwood Enterprises, Inc.                             1,200            31,725
Fluor Corp.                                             3,000           121,500
Foster Wheeler Corp.                                    1,600            22,600
Kaufman & Broad Home Corp.                              2,100            52,237
Masco Corp.                                            14,600           421,575
Owens Corning, Inc.                                     2,100            72,187
Pulte Corp.                                             1,600            36,900
Sherwin Williams Co.                                    7,400           205,350
Vulcan Materials Co.                                    4,300           207,475
                                                                   ------------
                                                                      1,373,273
                                                                   ------------
CONTAINERS -- 0.1%
Ball Corp.                                                900            38,025
Bemis Co., Inc.                                         2,300            91,425
Crown Cork & Seal Co., Inc.                             5,100           145,350
Owens-Illinois, Inc.*                                   6,700           219,006
                                                                   ------------
                                                                        493,806
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
COSMETICS & SOAP -- 1.9%
Alberto-Culver Co. Class B                              2,300      $     61,237
Avon Products, Inc.                                    11,300           627,150
Clorox Co.                                              5,000           534,062
Colgate-Palmolive Co.                                  12,600         1,244,250
Gillette Co.                                           48,500         1,988,500
International Flavors & Fragrances, Inc.                4,600           204,125
Procter & Gamble Co.                                   58,100         5,185,425
                                                                   ------------
                                                                      9,844,749
                                                                   ------------
DRUGS -- 9.0%
Abbott Laboratories, Inc.                              66,300         3,016,650
Allergan, Inc.                                          2,900           321,900
Alza Corp.*                                             4,300           218,762
American Home Products Corp.                           57,600         3,312,000
Amgen, Inc.*                                           22,300         1,356,119
Bristol-Myers Squibb Co.                               86,800         6,113,975
Cardinal Health, Inc.                                  11,850           759,881
Eli Lilly & Co.                                        48,000         3,438,000
Johnson & Johnson                                      58,700         5,752,600
Mallinckrodt, Inc.                                      3,100           112,762
McKesson HBOC, Inc.                                    11,324           363,783
Merck & Co., Inc.                                     103,000         7,622,000
Pfizer, Inc.                                           56,500         6,200,875
Pharmacia & Upjohn, Inc.                               22,180         1,260,101
Schering Plough Corp.                                  64,200         3,402,600
Warner-Lambert Co.                                     37,400         2,594,625
Watson Pharmaceuticals, Inc.*                           4,100           143,756
                                                                   ------------
                                                                     45,990,389
                                                                   ------------
ELECTRIC & GAS -- 2.1%
AES Corp.*                                              8,300           482,437
Ameren Corp.                                            5,900           226,412
American Electric Power Co.                             8,400           315,525
Carolina Power & Light Co.                              6,600           282,562
Central & South West Corp.                              9,300           217,387
Cinergy Corp.                                           6,836           218,752
Columbia Energy Group                                   3,650           228,809
Consolidated Edison, Inc.                              10,200           461,550
Consolidated Natural Gas Co.                            4,200           255,150
Dominion Resources, Inc.                                8,550           370,322
DTE Energy Co.                                          6,300           252,000
Duke Energy Corp.                                      15,861           862,442
Eastern Enterprises                                       800            31,800
Edison International                                   15,400           411,950
Entergy Corp.                                          10,800           337,500
F.P.L. Group, Inc.                                      7,900           431,537
FirstEnergy Corp.                                      10,400           322,400
Florida Progress Corp.                                  4,100           169,381
GPU, Inc.                                               5,500           232,031
New Century Energies, Inc.                              4,900           190,181
Niagara Mohawk Holdings, Inc.*                          8,200           131,712
Nicor, Inc.                                             2,100            79,931
Northern States Power Co.                               6,600           159,637
Oneok, Inc.                                             1,400            44,450
P.P.& L. Resources, Inc.                                6,600           202,950
Pacificorp                                             12,800           235,200

                        See Notes to Financial Statements
54

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
ELECTRIC & GAS (CONTINUED)
PECO Energy Co.                                         8,400      $    351,750
Peoples Energy Corp.                                    1,600            60,300
PG & E Corp.                                           16,700           542,750
Public Service Enterprise Group, Inc.                   9,800           400,575
Reliant Energy, Inc.                                   12,393           342,357
Sempra Energy                                          10,361           234,418
Sonat, Inc.                                             4,700           155,687
Southern Co.                                           30,500           808,250
Texas Utilities Co.                                    12,307           507,664
Unicom Corp.                                            9,500           366,344
                                                                   ------------
                                                                     10,924,103
                                                                   ------------
ELECTRICAL -- 3.8%
Cooper Industries, Inc.                                 4,100           213,200
Emerson Electric Co.                                   19,100         1,200,912
General Electric Co.                                  142,800        16,136,400
General Instrument Corp.*                               7,200           306,000
Grainger W.W., Inc.                                     4,100           220,631
Honeywell, Inc.                                         5,500           637,312
Johnson Controls, Inc.                                  3,600           249,525
Solectron Corp.*                                       11,000           733,562
                                                                   ------------
                                                                     19,697,542
                                                                   ------------
ELECTRONICS -- 6.1%
Advanced Micro Devices, Inc.*                           6,200           111,987
America Online, Inc.*                                  47,800         5,281,900
Andrew Corp.*                                           3,287            62,248
Gateway, Inc.*                                          6,800           401,200
Intel Corp.                                           144,800         8,606,550
KLA Tencor Corp.*                                       3,800           246,287
LSI Logic Corp.*                                        6,100           281,362
Lucent Technologies, Inc.                             133,219         8,983,956
Micron Technology, Inc.*                               10,800           435,375
Motorola, Inc.                                         26,400         2,501,400
National Semiconductor Corp.*                           7,200           182,250
Parametric Technology Corp.*                           11,500           159,562
PE Corp.- PE Biosystems Group                           2,200           252,450
Scientific Atlanta, Inc.                                3,100           111,600
Tektronix, Inc.                                         1,950            58,866
Tellabs, Inc.*                                         17,100         1,155,319
Texas Instruments, Inc.                                17,200         2,494,000
Thomas & Betts Corp.                                    2,400           113,400
                                                                   ------------
                                                                     31,439,712
                                                                   ------------
ENERGY SERVICES -- 0.7%
Baker Hughes, Inc.                                     14,070           471,345
CMS Energy Corp.                                        5,100           213,562
Constellation Energy Group                              6,400           189,600
Halliburton Co.                                        19,200           868,800
Helmerich & Payne, Inc.                                 2,000            47,625
Rowan Cos., Inc.*                                       3,400            62,687
Schlumberger, Ltd.                                     23,500         1,496,656
                                                                   ------------
                                                                      3,350,275
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
FOOD & BEVERAGES -- 3.7%
Archer-Daniels-Midland Co.                             25,480      $    393,347
Bestfoods, Inc.                                        12,500           618,750
Campbell Soup Co.                                      19,000           881,125
Coca-Cola Co.                                         107,800         6,737,500
Coca-Cola Enterprises, Inc.                            18,600           553,350
Conagra, Inc.                                          21,400           569,775
General Mills, Inc.                                     6,700           538,512
Heinz H.J. Co.                                         15,800           791,975
Hershey Foods Corp.                                     6,200           368,125
Kellogg Co.                                            17,700           584,100
Nabisco Group Holdings Corp.                           14,000           273,875
Pepsico, Inc.                                          64,100         2,479,869
Pioneer Hi-Bred International, Inc.                    10,300           401,056
Quaker Oats Co.                                         5,900           391,612
Ralston Purina Group                                   14,400           438,300
Sara Lee Corp.                                         39,900           905,231
Unilever N.V.                                          25,439         1,774,370
Wm. Wrigley Jr., Co.                                    5,000           450,000
                                                                   ------------
                                                                     19,150,872
                                                                   ------------
FOREST PRODUCTS & PAPER -- 0.9%
Boise Cascade Corp.                                     2,400           103,200
Champion International Corp.                            4,100           196,287
Fort James Corp.                                        9,500           359,812
Georgia Pacific Corp.                                   7,600           360,050
International Paper Co.                                17,968           907,384
Kimberly-Clark Corp.                                   23,728         1,352,496
Louisiana-Pacific Corp.                                 4,700           111,625
Mead Corp.                                              4,400           183,700
Potlatch Corp.                                          1,300            57,119
Temple Inland, Inc.                                     2,400           163,800
Westvaco Corp.                                          4,400           127,600
Weyerhaeuser Co.                                        8,600           591,250
Willamette Industries, Inc.                             4,800           221,100
                                                                   ------------
                                                                      4,735,423
                                                                   ------------
HEALTH CARE SERVICES -- 1.5%
Bausch & Lomb, Inc.                                     2,400           183,600
Baxter International, Inc.                             12,500           757,812
Becton, Dickinson & Co.                                10,700           321,000
Biomet, Inc.                                            4,800           190,200
Boston Scientific Corp.*                               17,200           755,725
C.R. Bard, Inc.                                         2,300           109,969
Columbia/HCA Healthcare Corp.                          24,982           569,902
Guidant Corp.                                          13,200           678,975
HCR Manor Care, Inc.*                                   4,750           114,891
Healthsouth Corp.*                                     18,200           271,862
Humana, Inc.*                                           7,300            94,444
IMS Health, Inc.                                       13,700           428,125
Medtronic, Inc.                                        25,500         1,985,812
Millipore Corp.                                         1,900            77,069
PE Corp.- Cellera Genomics Group*                         950            15,378
St. Jude Medical, Inc.*                                 3,600           128,250
Tenet Healthcare Corp.*                                13,300           246,881
United Healthcare Corp.                                 8,100           507,262
Wellpoint Health Networks, Inc.*                        2,900           246,137
                                                                   ------------
                                                                      7,683,294
                                                                   ------------

                        See Notes to Financial Statements
                                                                              55

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
HOTELS & RESTAURANTS -- 0.7%
Darden Restaurants, Inc.                                5,400      $    117,787
Hilton Hotels Corp.                                    11,400           161,737
Marriott International, Inc. Class A                   10,400           388,700
McDonald's Corp.                                       59,200         2,445,700
Tricon Global Restaurants, Inc.*                        6,530           353,436
Wendy's International, Inc.                             5,100           144,394
                                                                   ------------
                                                                      3,611,754
                                                                   ------------
HOUSEHOLD GOODS -- 0.3%
Black & Decker Corp.                                    3,700           233,562
Maytag Corp.                                            3,900           271,781
Newell Rubbermaid, Inc.                                12,350           574,275
Tupperware Corp.                                        2,500            63,750
Whirlpool Corp.                                         3,300           244,200
                                                                   ------------
                                                                      1,387,568
                                                                   ------------
INSURANCE -- 3.5%
Aetna, Inc.                                             6,253           559,253
AFLAC, Inc.                                            11,600           555,350
Allstate Corp.                                         35,840         1,285,760
American General Corp.                                 10,996           828,823
American International Group, Inc.                     53,738         6,290,705
Aon Corp.                                              11,150           459,938
Chubb Corp.                                             7,100           493,450
Cigna Corp.                                             9,000           801,000
Cincinnati Financial Corp.                              7,200           269,550
Conseco, Inc.                                          13,782           419,490
Hartford Financial Services Group, Inc.                10,200           594,788
Jefferson-Pilot Corp.                                   4,600           304,463
Lincoln National Corp.                                  8,800           460,350
Loews Corp.                                             4,900           387,713
Marsh & McLennan Cos., Inc.                            11,250           849,375
MBIA, Inc.                                              4,300           278,425
MGIC Investment Corp.                                   4,800           233,400
Progressive Corp.                                       3,200           464,000
Provident Cos., Inc.                                    5,800           232,000
Providian Financial Corp.                               6,150           575,025
Safeco Corp.                                            5,900           260,338
St. Paul Cos., Inc.                                    10,168           323,470
Torchmark Corp.                                         6,000           204,750
Transamerica Corp.                                      5,400           405,000
UNUM Corp.                                              6,100           333,975
                                                                   ------------
                                                                     17,870,391
                                                                   ------------
LEISURE -- 0.4%
Brunswick Corp.                                         3,900           108,713
Carnival Corp.                                         27,000         1,309,500
Hasbro, Inc.                                            8,475           236,770
Jostens, Inc.                                           1,100            23,169
Mattel, Inc.                                           17,937           474,209
                                                                   ------------
                                                                      2,152,361
                                                                   ------------
MACHINERY & EQUIPMENT -- 1.9%
Applied Materials, Inc.*                               16,300         1,204,163
Briggs & Stratton Corp.                                 1,000            57,750
Case Corp.                                              3,200           154,000

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
MACHINERY & EQUIPMENT (CONTINUED)
Caterpillar, Inc.                                      15,700      $    942,000
Crane Co.                                               2,850            89,597
Danaher Corp.                                           5,700           331,313
Deere & Co.                                            10,300           408,138
Dover Corp.                                             9,800           343,000
Illinois Tool Works, Inc.                              10,900           893,800
Ingersoll Rand Co.                                      7,100           458,838
ITT Industries, Inc.                                    3,900           148,688
McDermott International, Inc.                           2,200            62,150
Milacron, Inc.                                          1,600            29,600
Nacco Industries, Inc. Class A                            300            22,050
Pall Corp.                                              5,333           118,326
Parker-Hannifin Corp.                                   4,625           211,594
Raychem Corp.                                           3,400           125,800
Snap-On, Inc.                                           2,800           101,325
Stanley Works, Inc.                                     3,800           122,313
Tenneco, Inc.                                           7,300           174,288
Thermo Electron Corp.                                   6,800           136,425
Timken Co.                                              2,500            48,750
Tyco International, Ltd.                               35,722         3,384,660
                                                                   ------------
                                                                      9,568,568
                                                                   ------------
MEDIA -- 3.4%
CBS Corp.*                                             30,900         1,342,219
Clear Channel Communications, Inc.*                    14,100           972,019
Comcast Corp. Class A                                   4,800           171,900
Comcast Corp. Special Class A Non-Voting               27,500         1,057,031
Dow Jones & Co., Inc.                                   4,000           212,250
Gannett Co., Inc.                                      12,300           877,913
King World Productions, Inc.*                           3,100           107,919
Knight-Ridder, Inc.                                     3,400           186,788
McGraw-Hill Cos., Inc.                                  8,500           458,469
Mediaone Group*                                        26,500         1,970,938
Meredith Corp.                                          2,300            79,638
New York Times Co. Class A                              7,800           287,138
Omnicom Group, Inc.                                     7,900           632,000
R.R. Donnelley & Sons Co.                               5,900           218,669
Time Warner, Inc.                                      52,500         3,858,750
Times Mirror Co.                                        3,300           195,525
Tribune Co.                                             5,100           444,338
Viacom, Inc. Class A*                                   1,120            49,420
Viacom, Inc. Class B*                                  29,286         1,288,584
Walt Disney Co.                                        89,900         2,770,044
                                                                   ------------
                                                                     17,181,552
                                                                   ------------
METALS -- 0.6%
Alcan Aluminium, Ltd.                                   9,800           312,988
Alcoa, Inc.                                            16,300         1,008,563
Asarco, Inc.                                            1,700            31,981
Barrick Gold Corp.                                     17,200           333,250
Battle Mountain Gold Co.                                9,000            21,938
Bethlehem Steel Corp.*                                  4,500            34,594
Cyprus AMAX Minerals Co.                                3,650            55,434
Engelhard Corp.                                         5,287           119,618
Freeport-McMoran Copper & Gold, Inc.                    7,100           127,356
Homestake Mining Co.                                   11,200            91,700

                        See Notes to Financial Statements
56

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
METALS (CONTINUED)
Inco, Ltd.                                              7,900      $    142,200
Newmont Mining Corp.                                    7,174           142,583
Nucor Corp.                                             3,800           180,263
Phelps Dodge Corp.                                      2,500           154,844
Placer Dome, Inc.                                      14,000           165,375
Reynolds Metals Co.                                     2,700           159,300
USX-U.S. Steel Group, Inc.                              3,300            89,100
Worthington Industries, Inc.                            3,850            63,044
                                                                   ------------
                                                                      3,234,131
                                                                   ------------
MISCELLANEOUS FINANCE -- 3.5%
American Express Co.                                   19,800         2,576,475
Associates First Capital Corp. Class A                 31,782         1,408,340
Bear Stearns Cos., Inc.                                 4,910           229,543
Capital One Financial Corp.                             8,500           473,344
Charles Schwab Corp.                                   17,525         1,925,559
Countrywide Credit Industries, Inc.                     4,800           205,200
Equifax, Inc.                                           6,300           224,831
Federal Home Loan Mortgage Corp.                       30,600         1,774,800
Federal National Mortgage Association                  45,300         3,097,388
Franklin Resources, Inc.                               10,900           442,813
Household International, Inc.                          21,133         1,001,176
Lehman Brothers Holdings, Inc.                          4,900           305,025
Merrill Lynch & Co., Inc.                              15,500         1,239,031
Morgan Stanley Dean Witter & Co.                       25,269         2,590,073
PaineWebber Group, Inc.                                 6,200           289,850
SLM Holding Corp.                                       7,100           325,269
                                                                   ------------
                                                                     18,108,717
                                                                   ------------
OFFICE EQUIPMENT -- 12.1%
3Com Corp.*                                            15,700           418,013
Adobe Systems, Inc.                                     2,500           205,313
Apple Computer, Inc.*                                   6,900           319,556
Autodesk, Inc.                                          2,600            76,863
BMC Software, Inc.*                                    10,300           555,556
Cabletron Systems, Inc.*                                7,400            96,200
Cisco Systems, Inc.*                                  140,000         9,021,250
Compaq Computer Corp.                                  73,721         1,746,266
Computer Associates International, Inc.                23,562         1,295,910
Compuware Corp.*                                       16,100           511,175
Data General Corp.*                                     2,200            32,038
Dell Computer, Inc.*                                  111,300         4,111,144
EMC Corp.*                                             44,400         2,442,000
Harris Corp.                                            3,400           133,238
Hewlett Packard Co.                                    44,400         4,462,200
International Business Machines Corp.                  79,500        10,275,375
Microsoft Corp.*                                      223,000        20,097,875
Network Appliance, Inc.*                                  200            11,175
Novell, Inc.*                                          14,500           384,250
Pitney Bowes, Inc.                                     11,900           764,575
Seagate Technology, Inc.*                              10,500           269,063
Silicon Graphics, Inc.*                                 8,154           133,522
Sun Microsystems, Inc.*                                33,600         2,314,200
Unisys Corp.*                                          11,200           436,100
Xerox Corp.                                            28,600         1,689,188
                                                                   ------------
                                                                     61,802,045
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 5.5%
Amerada Hess Corp.                                      3,900      $    232,050
Anadarko Petroleum Corp.                                5,400           198,788
Apache Corp.                                            4,800           187,200
Ashland, Inc.                                           2,900           116,363
Atlantic Richfield Co.                                 14,300         1,194,944
Burlington Resources, Inc.                              7,582           327,922
Chevron Corp.                                          28,500         2,712,844
Coastal Corp.                                           9,300           372,000
Enron Corp.                                            15,300         1,250,775
Exxon Corp.                                           106,300         8,198,388
Kerr-McGee Corp.                                        3,812           191,315
Mobil Corp.                                            34,100         3,375,900
Occidental Petroleum Corp.                             14,900           314,763
Phillips Petroleum Co.                                 10,900           548,406
Royal Dutch Petroleum Co.                              93,700         5,645,425
Sunoco, Inc.                                            4,055           122,410
Texaco, Inc.                                           23,400         1,462,500
Union Pacific Resources Group, Inc.                    10,751           175,376
Unocal Corp.                                           10,400           412,100
USX-Marathon Group, Inc.                               13,200           429,825
Williams Cos., Inc.                                    18,700           795,919
                                                                   ------------
                                                                     28,265,213
                                                                   ------------
PHOTOGRAPHIC -- 0.2%
Eastman Kodak Co.                                      13,900           941,725
Polaroid Corp.                                          1,800            49,725
                                                                   ------------
                                                                        991,450
                                                                   ------------
POLLUTION CONTROL -- 0.3%
Browning-Ferris Industries, Inc.                        6,900           296,700
Laidlaw, Inc.                                          12,500            92,188
Waste Management, Inc.                                 26,175         1,406,906
                                                                   ------------
                                                                      1,795,794
                                                                   ------------
RAILROADS -- 0.5%
Burlington Northern Santa Fe Corp.                     20,193           625,983
CSX Corp.                                               9,300           421,406
Kansas City Southern Industries, Inc.                   4,800           306,300
Norfolk Southern Corp.                                 16,300           491,038
Union Pacific Corp.                                    10,600           618,113
                                                                   ------------
                                                                      2,462,840
                                                                   ------------
RETAIL -- 5.7%
American Greetings Corp. Class A                        3,100            93,388
Autozone, Inc.*                                         6,400           192,800
Best Buy Co., Inc.*                                     8,700           587,250
Circuit City Stores, Inc.                               4,400           409,200
Consolidated Stores Corp.*                              4,700           126,900
Costco Cos., Inc.*                                      9,521           761,680
CVS Corp.                                              17,100           874,238
Dayton Hudson Corp.                                    19,300         1,254,500
Dillard's, Inc. Class A                                 4,600           161,575
Dollar General Corp.                                    9,481           274,949
Federated Department Stores, Inc.*                      9,200           487,025
Gap, Inc.                                              37,462         1,887,173
Harcourt General, Inc.                                  3,100           159,844


                        See Notes to Financial Statements
                                                                              57

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
RETAIL (CONTINUED)
Home Depot, Inc.                                       64,398      $  4,149,646
K Mart Corp.*                                          21,200           348,475
Kohls Corp.*                                            6,900           532,594
Limited, Inc.                                           9,581           434,738
Longs Drug Stores, Inc.                                 1,700            58,756
Lowe's Cos., Inc.                                      16,200           918,338
May Department Stores Co.                              15,300           625,388
Nordstrom, Inc.                                         6,100           204,350
Office Depot, Inc.*                                    15,900           350,794
Penney, J.C. Co.                                       11,500           558,469
Pep Boys-Manny, Moe & Jack                              2,400            51,900
Rite Aid Corp.                                         11,100           273,338
Sears, Roebuck & Co.                                   16,700           744,194
Staples, Inc.                                          20,400           629,850
Tandy Corp.                                             8,600           420,325
TJX Cos., Inc.                                         13,900           463,044
Toys "R" Us, Inc.*                                     11,000           227,563
Wal-Mart Stores, Inc.                                 195,100         9,413,575
Walgreen Co.                                           43,600         1,280,750
                                                                   ------------
                                                                     28,956,609
                                                                   ------------
RETAIL - FOOD -- 0.8%
Albertson's, Inc.                                      18,260           941,531
Great Atlantic & Pacific Tea Co., Inc.                  1,700            57,481
Kroger Co.*                                            36,000         1,005,750
Safeway, Inc.*                                         21,300         1,054,350
Supervalu, Inc.                                         5,200           133,575
Sysco Corp.                                            14,600           435,263
Winn-Dixie Stores, Inc.                                 6,400           236,400
                                                                   ------------
                                                                      3,864,350
                                                                   ------------
TELEPHONES -- 8.6%
Alltel Corp.                                           12,300           879,450
Ameritech Corp.                                        48,000         3,528,000
AT&T Corp.                                            139,362         7,778,142
Bell Atlantic Corp.                                    67,804         4,432,687
BellSouth Corp.                                        82,900         3,885,938
CenturyTel, Inc.                                        6,000           238,500
Frontier Corp.                                          7,400           436,600
GTE Corp.                                              42,200         3,196,650
MCI Worldcom, Inc.*                                    81,419         7,002,034
Nextel Communications, Inc. Class A*                   13,000           652,438
Nortel Networks Corp.                                  28,980         2,515,826
SBC Communications, Inc.                               86,008         4,988,464
Sprint Corp. (FON Group)                               37,800         1,996,313
Sprint Corp. (PCS Group)*                              18,900         1,079,663
US West, Inc.                                          21,911         1,287,271
                                                                   ------------
                                                                     43,897,976
                                                                   ------------
THRIFT INSTITUTIONS -- 0.2%
Golden West Financial Corp.                             2,400           235,200
Washington Mutual, Inc.                                25,893           915,965
                                                                   ------------
                                                                      1,151,165
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
TRUCKING -- 0.1%
Cummins Engine Co., Inc.                                1,600      $     91,400
Paccar, Inc.                                            3,090           164,929
Ryder System, Inc.                                      3,000            78,000
                                                                   ------------
                                                                        334,329
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $280,650,285)                                               489,988,464
                                                                   ------------
CONVERTIBLE PREFERRED STOCK -- 0.0%
CONTAINERS -- 0.0%
Sealed Air Corp., $2.00, 04/01/18,
  Series A (Cost $42,011)                               1,282            80,125
                                                                   ------------
RIGHTS & WARRANTS -- 0.0%
U.S. Surgical Corp. (Cost $0)                              22                 0
                                                                   ------------
  COUPON                                                PAR
   RATE                           MATURITY             (000)
 --------                         --------             ------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills**
    5.198%                        07/22/99             $1,000           997,540
    4.330%                        12/09/99                500           489,356
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,487,428)                                                   1,486,896
                                                                   ------------

                                                       SHARES
                                                      -------
TEMPORARY INVESTMENTS -- 3.9%
Dreyfus Cash Management Plus #719                   6,656,643         6,656,643
Goldman Sachs Financial Square
  Money Market Portfolio                            6,451,178         6,451,178
J.P. Morgan Institutional Prime
  Money Market Portfolio                            6,568,198         6,568,198
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $19,676,019)                                                 19,676,019
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $301,855,743)                                              $511,231,504
                                                                   ============

--------------------
(DAGGER) See Note 2a to the Financial Statements.
      *  Non-income producing security.
      ** Securities pledged as collateral for futures contracts.

                                                     NUMBER OF     UNREALIZED
                                                     CONTRACTS    APPRECIATION
                                                     ---------    ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 1999                         64           $749,450
                                                        ==           ========


                        See Notes to Financial Statements
58

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $301,855,743) .................. $511,231,504
   Collateral receivable for securities loaned ...............   57,410,779
   Dividends receivable ......................................      406,980
   Interest receivable .......................................       89,500
   Receivable for securities sold ............................    3,542,629
   Receivable for capital stock sold .........................      483,550
   Other assets ..............................................      427,823
                                                               ------------
          Total assets .......................................  573,592,765
                                                               ------------

LIABILITIES
   Payable upon return of securities loaned ..................   57,410,779
   Payable for securities purchased ..........................    3,320,140
   Payable for capital stock redeemed ........................      480,819
   Accrued expenses ..........................................      184,143
                                                               ------------
          Total liabilities ..................................   61,395,881
                                                               ------------

NET ASSETS
Applicable to 15,577,453 Institutional Shares and
   627,853 N Shares of beneficial interest
   outstanding, $.001 par value (Note 7) ..................... $512,196,884
                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($492,353,329/15,577,453) .................................       $31.61
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER N SHARE
   ($19,843,555/627,853) .....................................       $31.61
                                                                     ======


                        See Notes to Financial Statements
                                                                              59

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 53.0%
AEROSPACE -- 2.6%
Alliant Techsystems, Inc.*                              1,100      $     95,150
Cordant Technologies, Inc.                              7,200           325,350
Esterline Technologies Corp.*                           7,300           104,937
Litton Industries, Inc.*                               12,000           861,000
Triumph Group, Inc.*                                    1,600            40,800
                                                                   ------------
                                                                      1,427,237
                                                                   ------------
AIR TRANSPORT -- 0.5%
Alaska Air Group, Inc.*                                 1,000            41,750
Continental Airlines, Inc. Class B*                       700            26,337
Delta Air Lines, Inc.                                   3,700           213,212
                                                                   ------------
                                                                        281,299
                                                                   ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 0.6%
Philip Morris Cos., Inc.                                4,700           188,881
Universal Corp.                                         4,700           133,656
                                                                   ------------
                                                                        322,537
                                                                   ------------
APPAREL, TEXTILES -- 1.2%
Dan River, Inc. Class A*                                  400             2,950
Oxford Industries, Inc.                                 1,700            48,131
Shaw Industries, Inc.*                                 22,800           376,200
VF Corp.                                                4,900           209,475
                                                                   ------------
                                                                        636,756
                                                                   ------------
AUTO RELATED -- 0.4%
Avis Rent A Car, Inc.*                                  2,000            58,250
Dollar Thrifty Automotive Group, Inc.*                  5,900           137,175
                                                                   ------------
                                                                        195,425
                                                                   ------------
AUTOS -- 2.2%
Ford Motor Co.                                         11,900           671,606
General Motors Corp.                                    7,200           475,200
Navistar International Corp.*                           1,700            85,000
                                                                   ------------
                                                                      1,231,806
                                                                   ------------
BANKS -- 3.0%
Chase Manhattan Corp.                                  10,300           892,237
Compass Bancshares, Inc.                                3,150            85,837
Doral Financial Corp.                                   2,400            41,250
Everen Capital Corp.                                    2,200            65,587
Flagstar Bancorp, Inc.                                  3,500            87,937
GBC Bancorp                                             4,000            81,000
Independent Bank Corp.                                  2,500            38,281
One Valley Bancorp                                        750            28,125
Provident Bankshares Corp.                              1,680            38,955
Southtrust Corp.                                        8,400           321,825
                                                                   ------------
                                                                      1,681,034
                                                                   ------------
BUSINESS SERVICES -- 1.8%
Computer Sciences Corp.*                                2,900           200,644
Kelly Services, Inc. Class A                            3,000            96,000
Oracle Corp.*                                           5,300           196,762
Reynolds & Reynolds Co. Class A                         6,100           142,206

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Viad Corp.                                             12,100      $    374,344
                                                                   ------------
                                                                      1,009,956
                                                                   ------------
CASINOS -- 0.6%
Anchor Gaming*                                          2,400           115,350
Mandalay Resort Group*                                 11,300           238,712
                                                                   ------------
                                                                        354,062
                                                                   ------------
CHEMICALS -- 0.3%
Albemarle Corp.                                           400             9,250
Cambrex Corp.                                           2,000            52,500
Cytec Industries, Inc.*                                 2,400            76,500
Schulman (A.), Inc.                                     3,000            51,000
                                                                   ------------
                                                                        189,250
                                                                   ------------
CONSTRUCTION -- 1.8%
Apogee Enterprises, Inc.                                1,000            13,562
Centex Corp.                                           15,400           578,462
Champion Enterprises, Inc.*                             1,600            29,800
D.R. Horton, Inc.                                         900            14,962
Fleetwood Enterprises, Inc.                             3,800           100,462
Vulcan Materials Co.                                      500            24,125
Webb Corp.                                              4,000            95,500
York International Corp.                                2,900           124,156
                                                                   ------------
                                                                        981,029
                                                                   ------------
CONTAINERS -- 0.0%
Libbey, Inc.                                              700            20,300
                                                                   ------------
DRUGS -- 1.8%
Amgen, Inc.*                                            1,700           103,381
Bergen Brunswig Corp. Class A                          20,957           361,508
Bristol-Myers Squibb Co.                                2,600           183,137
McKesson HBOC, Inc.                                     7,468           239,909
Mylan Laboratories, Inc.                                3,900           103,350
Priority Healthcare Corp., Class B                        537            18,526
                                                                   ------------
                                                                      1,009,811
                                                                   ------------
ELECTRIC & GAS -- 2.4%
Calpine Corp.*                                          3,000           162,000
Central Hudson Gas & Electric Corp.                     1,500            63,000
Cleco Corp.                                             1,100            33,412
Columbia Energy Group                                   4,200           263,287
Eastern Utilities Associates                            3,700           107,762
Energy East Corp.                                      17,300           449,800
Public Service Co. of New Mexico                        4,000            79,500
Reliant Energy, Inc.                                    4,900           135,362
Washington Gas Light Corp.                              1,900            49,400
                                                                   ------------
                                                                      1,343,523
                                                                   ------------
ELECTRICAL -- 0.3%
Encore Wire Corp.*                                      2,100            18,900
General Semiconductor, Inc.*                            8,000            73,000
Stoneridge, Inc.*                                       1,000            13,500
Technitrol, Inc.                                          900            29,025
                                                                   ------------
                                                                        134,425
                                                                   ------------

                        See Notes to Financial Statements
60

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
ELECTRONICS -- 1.5%
Amkor Technology, Inc.*                                 1,000      $     10,187
C&D Technologies, Inc.                                  1,300            39,812
CHS Electronics, Inc.*                                  7,900            34,562
Intel Corp.                                             9,700           576,544
Micron Technology, Inc.*                                2,800           112,875
NeoMagic Corp.*                                         2,800            23,450
Plexus Corp.*                                           1,800            53,100
                                                                   ------------
                                                                        850,530
                                                                   ------------
ENERGY SERVICES -- 0.2%
Atwood Oceanics, Inc.*                                  1,900            59,375
Eagle Geophysical, Inc.*                                  141               106
Friede Goldman International, Inc.*                       900            12,488
Gulf Island Fabrication, Inc.*                          1,700            20,294
Seitel, Inc.*                                           2,200            35,612
                                                                   ------------
                                                                        127,875
                                                                   ------------
FOOD & BEVERAGES -- 1.0%
Dean Foods Co.                                          4,100           170,406
IBP, Inc.                                               3,800            90,250
Smithfield Foods, Inc.*                                 9,500           314,688
                                                                   ------------
                                                                        575,344
                                                                   ------------
FOREST PRODUCTS & PAPER -- 1.3%
Buckeye Technologies, Inc.*                             3,400            51,638
Georgia Pacific Corp.                                   8,400           397,950
Weyerhaeuser Co.                                        3,900           268,125
                                                                   ------------
                                                                        717,713
                                                                   ------------
HEALTH CARE SERVICES -- 1.6%
AmeriPath, Inc.*                                        1,800            15,413
AmeriSource Health Corp. Class A*                       6,200           158,100
Covance, Inc.*                                          9,200           220,225
Curative Health Services, Inc.*                         6,800            37,400
Datascope Corp.*                                        1,300            41,763
Hanger Orthopedic Group, Inc.*                          1,500            21,281
Lincare Holdings, Inc.*                                 2,000            50,000
Pediatrix Medical Group, Inc.*                          1,000            21,250
Thermoquest Corp.*                                      3,200            42,600
Wellpoint Health Networks, Inc.*                        3,000           254,625
                                                                   ------------
                                                                        862,657
                                                                   ------------
HOTELS & RESTAURANTS -- 2.0%
Bob Evans Farms, Inc.                                     800            15,850
Brinker International, Inc.*                            4,500           122,344
Darden Restaurants, Inc.                               20,575           448,792
Outback Steakhouse, Inc.*                              12,300           481,238
Red Roof Inns, Inc.*                                    1,900            34,081
                                                                   ------------
                                                                      1,102,305
                                                                   ------------
INSURANCE -- 4.7%
Allstate Corp.                                         18,700           670,863
Chartwell Re Corp.                                      1,300            24,213
Cigna Corp.                                             9,400           836,600
Conseco, Inc.                                           3,800           115,663
Equitable Cos., Inc.                                    7,400           495,800


                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
Fidelity National Financial, Inc.                       1,320      $     27,720
First American Financial Corp.                          5,500            98,313
Gallagher (Arthur J.) & Co.                             3,000           148,500
LandAmerica Financial Group, Inc.                         800            23,000
Old Republic International Corp.                        6,250           108,203
PMI Group, Inc.                                           600            37,688
Selective Insurance Group, Inc.                         1,600            30,400
                                                                   ------------
                                                                      2,616,963
                                                                   ------------
MACHINERY & EQUIPMENT -- 1.0%
Applied Materials, Inc.*                                5,200           384,150
Gardner Denver Machinery, Inc.*                         3,500            56,438
Gleason Corp.                                           2,475            41,611
Specialty Equipment Cos.*                               1,500            44,156
                                                                   ------------
                                                                        526,355
                                                                   ------------
MEDIA -- 0.4%
R.R. Donnelley & Sons Co.                               6,200           229,788
                                                                   ------------
METALS -- 0.7%
Alcoa, Inc.                                             4,400           272,250
Cleveland Cliffs, Inc.                                    700            22,663
Reliance Steel & Aluminum Corp.                         1,800            70,200
                                                                   ------------
                                                                        365,113
                                                                   ------------
MISCELLANEOUS FINANCE -- 1.8%
Countrywide Credit Industries, Inc.                     2,600           111,150
Lehman Brothers Holdings, Inc.                          5,200           323,700
Morgan Stanley Dean Witter & Co.                        3,900           399,750
PaineWebber Group, Inc.                                 3,800           177,650
                                                                   ------------
                                                                      1,012,250
                                                                   ------------
OFFICE EQUIPMENT -- 4.8%
Compaq Computer Corp.                                  12,900           305,569
Dell Computer, Inc.*                                    2,800           103,425
International Business Machines Corp.                   7,700           995,225
Lexmark International Group, Inc. Class A*             10,900           720,081
Pomeroy Computer Resources, Inc.*                       1,700            23,694
Quantum Corp.*                                          6,600           158,400
Tech Data Corp.*                                        9,800           374,238
                                                                   ------------
                                                                      2,680,632
                                                                   ------------
OIL & GAS -- 2.4%
Coastal Corp.                                          19,700           788,000
Mobil Corp.                                             1,800           178,200
Sunoco, Inc.                                           12,700           383,381
                                                                   ------------
                                                                      1,349,581
                                                                   ------------
RAILROADS -- 0.2%
Varlen Corp.                                            2,150            86,269
                                                                   ------------
RETAIL -- 2.8%
BJ's Wholesale Club, Inc.*                             16,500           496,031
Dayton Hudson Corp.                                     4,000           260,000
Intimate Brands, Inc. Class A                           7,875           373,078
Media Arts Group, Inc.*                                 2,200             9,625
Musicland Stores Corp.*                                 6,900            61,238
Nature's Sunshine Products, Inc.                        1,800            19,125

                        See Notes to Financial Statements
                                                                              61

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------

COMMON STOCK (CONTINUED)
RETAIL (CONTINUED)
Ross Stores, Inc.                                       4,400      $    220,825
Sola International, Inc.*                               1,200            23,325
Wet Seal, Inc. Class A*                                 3,200            90,400
                                                                   ------------
                                                                      1,553,647
                                                                   ------------
RETAIL - FOOD -- 1.6%
Kroger Co.*                                            18,000           502,875
Safeway, Inc.*                                          8,100           400,950
                                                                   ------------
                                                                        903,825
                                                                   ------------
TELEPHONES -- 4.9%
AT&T Corp.                                             16,037           895,065
Bell Atlantic Corp.                                     6,000           392,250
GTE Corp.                                               5,900           446,925
SBC Communications, Inc.                                3,537           205,146
Sprint Corp. (FON Group)                                6,000           316,875
Telefonos de Mexico S.A. ADR                            1,800           145,463
US West, Inc.                                           5,800           340,750
                                                                   ------------
                                                                      2,742,474
                                                                   ------------
THRIFT INSTITUTIONS -- 0.6%
Dime Bancorp, Inc.                                     14,600           293,825
Washington Federal, Inc.                                1,000            22,375
                                                                   ------------
                                                                        316,200
                                                                   ------------
TRUCKING -- 0.0%
USFreightways Corp.                                       400            18,400
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $24,766,338)                                                 29,456,371
                                                                   ------------

COUPON                                                  PAR
 RATE                                   MATURITY       (000)
------                                  --------      -------
ASSET-BACKED SECURITIES -- 4.8%
AK Bank Series 1998-A, Class 1
    7.500%                              07/15/05       $  250           235,000
BankAmerica Manufactured Housing
  Contract Series 1998-2, Class B1
    7.930%                              12/10/25          425           331,367
Case Equipment Loan Trust Series 1997-A,
  Class B
    6.700%                              03/15/04          500           495,379
First Plus Home Loan Trust Series 1997-3,
  Class A6
    7.080%                              07/10/17          285          284,430
Green Tree Financial Corp. Series 1997-4,
  Class A5
    6.880%                              02/15/29          650           653,521
Green Tree Home Equity Loan Trust
  Series 1999-A, Class A3
    5.980%                              04/15/18          298           293,577
Team Fleet Financing Corp. Series 1997-1,
  Class A
    7.350%                              05/15/03          375           380,002
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $2,783,644)                                                   2,673,276
                                                                   ------------

COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      -------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 9.6%
Asset Securitization Corp.
  Series 1997-D4, Class PS1 IO
    1.233%                              04/14/29       $6,238      $    406,469
Asset Securitization Corp.
  Series 1997-D5, Class PS1 IO
    1.587%                              02/14/41        2,941           267,864
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
    6.588%                              05/25/28          417           402,851
Federal Home Loan Mortgage Corp.
  Series 1897, Class G
    7.250%                              03/15/22          695           703,515
Federal Home Loan Mortgage Corp.
  Series 2075, Class QG
    6.250%                              12/15/26          350           329,438
Federal National Mortgage Association
  Series 110, Class 2 IO
    9.000%                              11/25/19          500           156,660
Federal National Mortgage Association
  Series 145, Class 1 PO
    11.753%                             06/25/22          525           395,350
Federal National Mortgage Association
  Series 1996-53, Class PE
    6.500%                              11/18/10          800           799,271
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                              03/25/27        2,627            87,011
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                              02/25/09        4,015           457,961
Federal National Mortgage Association
  Series X-13, Class G
    6.500%                              08/25/22          845           839,550
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
    6.750%                              08/25/27          475           475,949
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $5,436,121)                                                   5,321,889
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 6.9%
Federal National Mortgage Association
    6.500%                              01/15/14          400           394,625
    6.500%                              01/15/29          875           845,195
Federal National Mortgage Association
  Pool #250888
    7.000%                              04/01/12        1,239         1,248,104
Federal National Mortgage Association
  Pool #345739
    7.500%                              03/01/27           53            53,472
Federal National Mortgage Association
  Pool #363317
    7.500%                              11/01/26           17            17,294
Federal National Mortgage Association
  Pool #368941
    7.500%                              12/01/26          401           406,490
Federal National Mortgage Association
  Pool #371323
    7.500%                              03/01/27          266           269,868

                        See Notes to Financial Statements
62

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #354675
    6.500%                              10/15/23       $  598      $    580,604
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $3,812,234)                                                   3,815,652
                                                                   ------------
CORPORATE BONDS -- 10.7%
ELECTRIC -- 0.9%
Public Service Co. of Colorado
    6.600%                              02/01/01          500           503,125
                                                                   ------------
FINANCE - BANK -- 0.4%
Providian National Bank
    6.650%                              02/01/04          250           245,000
                                                                   ------------
FINANCE - NON-BANK -- 2.8%
Associates Corp. of North America
    8.550%                              07/15/09          300           331,125
Associates Corp. of North America
  Euro Bond
    6.875%                              06/20/02          190           191,425
General Motors Acceptance Corp.
    6.850%                              06/17/04          250           253,438
Lehman Brothers Holdings, Inc.
    8.800%                              03/01/15          250           271,250
Xerox Credit Corp. Euro Bond
    5.400%                              09/11/00          500           497,817
                                                                   ------------
                                                                      1,545,055
                                                                   ------------
INDUSTRIAL -- 4.1%
Air Products & Chemicals, Inc.
    6.862%                              10/25/03          535           538,344
Boston University
    7.625%                              07/15/97          120           118,950
Cendant Corp.
    7.750%                              12/01/03          310           313,875
Cummins Engine Co., Inc.
    5.650%                              03/01/98          245           164,456
Ford Motor Co.
    7.500%                              08/01/26          130           130,000
    7.400%                              11/01/46          370           359,825
James River Corp.
    6.700%                              11/15/03          300           299,625
Nordstrom, Inc.
    6.950%                              03/15/28           40            38,100
Time Warner Entertainment, Inc.
    8.375%                              07/15/33          130           141,863
Xerox Capital Trust I
    8.000%                              02/01/27          190           191,188
                                                                   ------------
                                                                      2,296,226
                                                                   ------------
TELEPHONES -- 1.5%
Airtouch Communications, Inc.
    6.650%                              05/01/08          410           401,288
MCI Worldcom, Inc.
    6.125%                              04/15/02          310           306,900
Sprint Capital Corp.
    6.900%                              05/01/19          125           116,875
                                                                   ------------
                                                                        825,063
                                                                   ------------

COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      ------------
CORPORATE BONDS (CONTINUED)
TRANSPORTATION -- 1.0%
CSX Corp.
    7.250%                              05/01/27       $  535      $    543,694
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $6,047,282)                                                   5,958,163
                                                                   ------------
SUPRANATIONAL BONDS -- 1.4%
African Development Bank (Cost $782,342)
    7.750%                             12/15/01          770            795,025
                                                                   ------------
YANKEE BONDS -- 3.2%
Cable & Wireless Communications Notes
    6.625%                              03/06/05           80            78,200
Empresa Nacional Electric
    7.750%                              07/15/08          300           282,750
Export-Import Bank Korea
    6.500%                              11/15/06          325           310,375
Hydro-Quebec
    8.050%                              07/07/24          545           590,644
Korea Development Bank
    7.375%                              09/17/04           90            88,425
Korea Electric Power Global
    6.375%                              12/01/03          150           141,375
United Utilities P.L.C.
    6.450%                              04/01/08          300           285,375
                                                                   ------------
TOTAL YANKEE BONDS
  (Cost $1,817,419)                                                   1,777,144
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 8.7%
U.S. TREASURY BILLS -- 0.1%
    4.520%                              09/16/99           55            54,460
                                                                   ------------
U.S. TREASURY BONDS -- 1.2%
    8.875%                              08/15/17          136           173,683
    8.000%                              11/15/21          420           505,565
                                                                   ------------
                                                                        679,248
                                                                   ------------
U.S. TREASURY NOTES -- 7.4%
    7.875%                              11/15/04        1,090         1,188,821
    7.000%                              07/15/06        2,710         2,871,608
    6.500%                              10/15/06           25            25,816
                                                                   ------------
                                                                      4,086,245
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,922,600)                                                   4,819,953
                                                                   ------------

                        See Notes to Financial Statements
                                                                              63

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------

TEMPORARY INVESTMENTS -- 1.7%
Dreyfus Cash Management Plus #719                     294,727       $   294,727
Goldman Sachs Financial Square
  Money Market Portfolio                              298,889           298,889
J.P. Morgan Institutional Prime
  Money Market Portfolio                              319,993           319,993
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $913,609)                                                       913,609
                                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $51,281,589)                                                $55,531,082
                                                                    ===========
-----------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depository Receipt.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                        See Notes to Financial Statements
64

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $51,281,589) ...................  $55,531,082
   Collateral receivable for securities loaned ...............    2,380,125
   Dividends receivable ......................................       26,838
   Interest receivable .......................................      356,647
   Receivable for securities sold ............................      884,672
   Receivable for capital stock sold .........................       12,306
   Other assets ..............................................       26,235
                                                                -----------
          Total assets .......................................   59,217,905
                                                                -----------

LIABILITIES
   Payable upon return of securities loaned ..................    2,380,125
   Payable for securities purchased ..........................    1,633,658
   Payable for capital stock redeemed ........................       29,320
   Accrued expenses ..........................................       42,841
                                                                -----------
          Total liabilities ..................................    4,085,944
                                                                -----------

NET ASSETS
Applicable to 3,652,051 Institutional Shares,
   190,545 N Shares and 5,242 A Shares of
   beneficial interest outstanding, $.001 par value (Note 7)    $55,131,961
                                                                 ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($52,326,814/3,652,051)                                           $14.33
                                                                     ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER N SHARE
   ($2,730,044/190,545)                                              $14.33
                                                                     ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
   ($75,103/5,242)                                                   $14.33
                                                                     ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
   ($14.33/0.945) (Note 5)                                           $15.16
                                                                     ======

                        See Notes to Financial Statements
                                                                              65

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK--95.5%
AUSTRALIA -- 2.4%
Broken Hill Proprietary Co., Ltd.                     215,000      $  2,490,485
National Australia Bank, Ltd.                         186,112         3,079,795
                                                                   ------------
                                                                      5,570,280
                                                                   ------------
AUSTRIA -- 2.5%
Bank Austria A.G.                                      30,500         1,604,137
EVN A.G.                                               12,500         1,827,923
VA Technologie A.G.                                    27,700         2,509,534
                                                                   ------------
                                                                      5,941,594
                                                                   ------------
BRAZIL -- 1.6%
Companhia Vale do Rio Doce ADR                         55,000         1,091,964
Telecomunicacoes Brasileiras S.A. ADR                  11,000           992,062
Telecomunicacoes Brasileiras S.A. ADR*                 11,000               687
Uniao de Bancos Brasileiros S.A. GDR                   68,000         1,636,250
                                                                   ------------
                                                                      3,720,963
                                                                   ------------
CANADA -- 4.0%
Alcan Aluminium, Ltd.                                  78,000         2,491,125
Methanex Corp.*                                       671,000         2,538,833
Moore Corp., Ltd.                                     168,500         1,411,187
Nexfor, Inc.                                          505,000         3,104,963
                                                                   ------------
                                                                      9,546,108
                                                                   ------------
CHINA -- 0.5%
Shandong Huaneng Power Co., Ltd. ADR                  221,000         1,146,437
                                                                   ------------
COLOMBIA -- 0.2%
Bancolombia S.A. ADR                                   90,000           427,500
                                                                   ------------
CROATIA -- 0.7%
Pliva D.D. GDR                                        116,000         1,725,396
                                                                   ------------
CZECH REPUBLIC -- 2.0%
Czech Power Co.*                                    1,033,000         2,117,913
Komercni Banka A.S. GDR*                              426,800         2,683,548
                                                                   ------------
                                                                      4,801,461
                                                                   ------------
DENMARK -- 1.2%
Forsikringsselskabet Codan                             10,600         1,120,168
Unidanmark A.S.-A                                      25,300         1,688,594
                                                                   ------------
                                                                      2,808,762
                                                                   ------------
FINLAND -- 1.0%
Fortum Corp.                                          219,400         1,061,160
Kemira Oyj                                            208,900         1,262,431
                                                                   ------------
                                                                      2,323,591
                                                                   ------------
FRANCE -- 4.8%
Alcatel                                                20,000         2,815,362
Banque Nationale de Paris                              22,294         1,857,680
Elf Aquitaine S.A.                                     15,750         2,311,304
Rhone-Poulenc S.A.                                     50,000         2,284,774
Scor S.A.                                              43,900         2,177,615
                                                                   ------------
                                                                     11,446,735
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
GERMANY -- 2.7%
BASF A.G.                                              61,000      $  2,679,853
Bilfinger & Berger Bau A.G.                            79,000         1,947,137
Viag A.G.                                               3,550         1,647,451
                                                                   ------------
                                                                      6,274,441
                                                                   ------------
HONG KONG -- 6.5%
HSBC Holdings P.L.C.                                   76,800         2,801,327
Hutchison Whampoa, Ltd.                               345,000         3,123,788
Jardine Matheson Holdings, Ltd.                       705,067         3,525,335
Smartone Telecommunications Holdings, Ltd.            499,000         1,775,112
Swire Pacific, Ltd.-A                                 570,000         2,821,124
Techtronic Industries Co.                           6,726,000         1,343,707
                                                                   ------------
                                                                     15,390,393
                                                                   ------------
INDIA -- 0.5%
State Bank of India, Ltd. GDR                         105,000         1,288,350
                                                                   ------------
INDONESIA -- 0.7%
PT Indosat                                            870,000         1,668,025
                                                                   ------------
ITALY -- 1.4%
Burgo (Cartiere) S.P.A.                               179,000         1,148,193
Societa Assicuratrice Industriale (SAI)               428,000         2,251,052
                                                                   ------------
                                                                      3,399,245
                                                                   ------------
JAPAN -- 13.3%
Aoyama Trading Co., Ltd.                               95,000         2,998,278
Daito Trust Construction Co., Ltd.                    227,800         2,540,811
Daiwa House Industry Co., Ltd.                        215,000         2,261,266
Daiwa Securities Co., Ltd.                            582,000         3,846,784
Dowa Fire & Marine Insurance Co.                      635,000         2,109,039
Hitachi, Ltd.                                         141,000         1,322,208
Kyudenko Co., Ltd.                                    385,000         2,201,160
Kyushu Electric Power Co., Inc.                            90             1,383
Marubeni Corp.                                      1,350,000         2,821,884
Nippon Fire & Marine Insurance                        705,000         2,388,129
NTT Mobile Communications Network, Inc.                   270         3,658,411
Sankyo Co., Ltd.                                       92,000         2,318,315
Yamanouchi Pharmaceutical Co., Ltd.                    82,000         3,136,749
                                                                   ------------
                                                                     31,604,417
                                                                   ------------
KOREA -- 3.0%
Korea Fund, Inc.*                                     486,000         7,229,250
                                                                   ------------
MALAYSIA** -- 2.8%
Malakoff BHD                                        1,075,000         2,428,971
Malayan Banking BHD                                 1,424,000         3,631,678
O.Y.L. Industries BHD                                 279,000           636,644
                                                                   ------------
                                                                      6,697,293
                                                                   ------------
MEXICO -- 1.5%
Panamerican Beverages, Inc.                            49,000         1,166,812
Telefonos de Mexico S.A. ADR                           30,000         2,424,375
                                                                   ------------
                                                                      3,591,187
                                                                   ------------

                        See Notes to Financial Statements
66

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
NETHERLANDS -- 2.6%
Eriks Holdings N.V.                                    16,200      $    860,387
European Vinyls Corp. International N.V.              159,000         1,344,567
Koninklijke Ahrend Groep N.V.                          69,000         1,199,004
Koninklijke KPN N.V.                                   60,000         2,815,362
                                                                   ------------
                                                                      6,219,320
                                                                   ------------
NEW ZEALAND -- 3.9%
Air New Zealand, Ltd.                               1,660,000         3,430,702
Carter Holt Harvey, Ltd.                            2,299,000         2,753,327
Fletcher Challenge Energy, Ltd.                     1,135,000         3,079,471
                                                                   ------------
                                                                      9,263,500
                                                                   ------------
NORWAY -- 1.8%
Bergesen D.Y. A.S.A. - B                               89,400         1,266,236
Odfjell A.S.A.                                         98,100         1,395,691
Union Bank of Norway                                   83,000         1,549,878
                                                                   ------------
                                                                      4,211,805
                                                                   ------------
PERU -- 0.5%
Banco Wiese ADR                                       245,000           290,938
Southern Peru Copper Corp., Ltd.                       58,000           837,375
                                                                   ------------
                                                                      1,128,313
                                                                   ------------
PHILIPPINES -- 2.4%
Philippine Long Distance Telephone Co.                 86,000         2,621,893
Philippine National Bank*                           1,154,200         3,124,473
                                                                   ------------
                                                                      5,746,366
                                                                   ------------
RUSSIA -- 1.8%
Lukoil Holding ADR                                     51,000         2,019,601
Rostelecom ADR*                                       225,000         2,207,813
                                                                   ------------
                                                                      4,227,414
                                                                   ------------
SINGAPORE -- 3.2%
Asia Pulp & Paper Co., Ltd. ADR*                      228,000         2,194,500
City Developments, Ltd.                               429,000         2,746,656
United Overseas Bank, Ltd.                            394,000         2,753,999
                                                                   ------------
                                                                      7,695,155
                                                                   ------------
SLOVAKIA -- 0.5%
Nafta A.S.                                             30,000           351,048
Slovakofarma A.S. GDR                                 157,000           554,210
Vychodoslovenske Zeleziarne A.S.*                      89,000           364,707
                                                                   ------------
                                                                      1,269,965
                                                                   ------------
SLOVENIA -- 0.7%
SKB Banka D.D. GDR                                    132,000         1,617,000
                                                                   ------------
SOUTH AFRICA -- 1.3%
Anglogold, Ltd.                                        31,159         1,342,544
Standard Bank Investment Corp., Ltd.                  550,300         1,819,341
                                                                   ------------
                                                                      3,161,885
                                                                   ------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK (CONTINUED)
SPAIN -- 3.4%
Iberdrola S.A.                                        172,774      $  2,631,664
Repsol S.A.                                           129,906         2,652,565
Telefonica S.A.                                        58,416         2,813,930
                                                                   ------------
                                                                      8,098,159
                                                                   ------------
SWEDEN -- 3.8%
ABB AB-B                                              148,000         1,958,423
Assidoman AB                                          162,500         2,446,558
AstraZeneca Group P.L.C.                               64,095         2,495,424
SKF AB-B                                              113,500         2,095,983
                                                                   ------------
                                                                      8,996,388
                                                                   ------------
SWITZERLAND -- 3.1%
ABB A.G.                                                1,120         1,657,029
Forbo Holdings A.G.                                     2,725         1,083,276
Schweizerische Lebensversicherungs-und
  Rentenanstalt                                         3,850         2,330,422
UBS A.G.                                                7,700         2,298,227
                                                                   ------------
                                                                      7,368,954
                                                                   ------------
THAILAND -- 3.3%
Bangkok Bank Public Co., Ltd.*                        500,000         1,871,243
Thai Farmers Bank Public Co., Ltd.*                 1,000,000         3,091,619
Thailand International Fund                               255         2,894,250
                                                                   ------------
                                                                      7,857,112
                                                                   ------------
UNITED KINGDOM -- 9.9%
BICC Group P.L.C.                                   1,462,458         2,086,258
Cable & Wireless P.L.C.                               179,844         2,291,987
Enterprise Oil  P.L.C.*                               384,000         2,487,764
Marks & Spencer P.L.C.                                400,000         2,313,994
National Power P.L.C.                                 295,380         2,151,093
Nycomed Amersham P.L.C.                               344,500         2,408,346
Rolls-Royce P.L.C.                                    550,726         2,330,859
Royal & Sun Alliance Insurance Group
  P.L.C.                                              274,936         2,465,933
Royal Bank of Scotland Group P.L.C.                   131,450         2,677,067
Sainsbury (J.) P.L.C.                                 368,732         2,324,914
                                                                   ------------
                                                                     23,538,215
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $217,534,677)                                               227,000,979
                                                                   ------------
PREFERRED STOCK -- 0.7%
GERMANY -- 0.3%
Moebel Walther A.G.                                    41,900           650,312
                                                                   ------------
NETHERLANDS -- 0.4%
Ballast Nedam N.V.                                     39,000         1,033,640
                                                                   ------------
TOTAL PREFERRED STOCK
  (Cost $3,308,935)                                                   1,683,952
                                                                   ------------
CURRENCY -- 0.0%
Euro Currency (Cost $3)                                     2                 2
                                                                   ------------

                        See Notes to Financial Statements
                                                                              67

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
COUPON                                                  PAR
 RATE                                   MATURITY       (000)       VALUE(DAGGER)
------                                  --------      -------      ------------
U.S. TREASURY OBLIGATIONS -- 3.8%
U.S. Treasury Bills
    3.400%                              07/08/99       $2,835      $  2,833,126
    3.440%                              07/08/99          780           779,478
    3.450%                              07/08/99        5,505         5,501,307
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $9,113,911)                                                   9,113,911
                                                                   ------------

                                                      SHARES
                                                      ------
TEMPORARY INVESTMENTS -- 0.0%
Provident Institutional Funds - TempCash
  (Cost $8,143)                                         8,143             8,143
                                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $229,965,669)                                               237,806,987
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Dividends receivable and other assets                                 1,364,424
Receivable for capital stock sold                                       206,091
Payable for securities purchased                                       (497,573)
Payable for capital stock redeemed                                     (838,061)
Accrued expenses                                                       (269,411)
                                                                   ------------
                                                                        (34,530)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 16,068,509 Institutional Shares,
  155,788 N Shares and 40.536 A Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                         $237,772,457
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($235,495,208/16,068,509)                                              $14.66
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER N SHARE ($2,276,657/155,788)                                 $14.61
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($592.35/40.536)                                     $14.61
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($14.61/0.945) (NOTE 5)                                                $15.46
                                                                         ======
--------------------
(DAGGER) See Note 2a to the Financial Statements.
       * Non-income producing security.
      ** Effective September 1998, the Malaysian government fixed the ringgit exchange rate at 3.80 per $1 and suspended investors' ability to convert proceeds from the sale of Malaysian securities into foreign currency proceeds for one year from initial purchase, or September 1, 1998, whichever is later. Accordingly, the Fund considers Malaysian security holdings to be illiquid and has established a fair value of
         4.47 ringgits per US dollar for the determination of the dollar value of Malaysian holdings.
     ADR -- American Depository Receipt.
     GDR -- Global Depository Receipt.

                        See Notes to Financial Statements
68

                              HARRIS INSIGHT FUNDS
                                EMERGING MARKETS
                             STATEMENT OF NET ASSETS
                            JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       SHARES      VALUE(DAGGER)
                                                      -------      ------------
COMMON STOCK -- 96.6%
ARGENTINA -- 0.8%
Telefonica de Argentina S.A. ADR                        7,600      $    238,450
                                                                   ------------
BRAZIL -- 7.3%
Aracruz Celulose S.A. ADR                              14,500           319,000
Companhia Energetica de Minas Gerais
  S.A. ADR                                             11,000           229,561
Companhia Vale do Rio Doce ADR                         16,100           319,648
Petroleo Brasileiro S.A. ADR                           19,700           303,343
Tele Sudeste Celular Participacoes
  S.A.  ADR                                             9,600           278,400
Telecomunicacoes Brasileiras S.A. ADR*                  3,100               194
Telecomunicacoes Brasileiras S.A. ADR                   3,100           279,581
Uniao de Bancos Brasileiros S.A. GDR                   17,700           425,906
                                                                   ------------
                                                                      2,155,633
                                                                   ------------
CHILE -- 2.0%
Administradora de Fondos de Pensiones
  Provida S.A. ADR                                     12,000           264,000
Compania de Telecomunicaciones de
  Chile S.A. ADR                                       13,463           333,209
                                                                   ------------
                                                                        597,209
                                                                   ------------
CHINA -- 0.9%
Huaneng Power International, Inc. ADR*                 15,000           256,875
                                                                   ------------
CROATIA -- 1.3%
Pliva D.D. GDR                                         26,000           386,727
                                                                   ------------
CZECH REPUBLIC -- 0.7%
Deza Valasske Mezirici A.S.                             2,400            24,426
Komercni Banka A.S. GDR*                               30,400           191,143
                                                                   ------------
                                                                        215,569
                                                                   ------------
GREECE -- 1.6%
Hellenic Telecommunication Organization
  (OTE) S.A.                                           17,000           364,390
Panafon Hellenic Telecom S.A.*                          4,800           115,766
                                                                   ------------
                                                                        480,156
                                                                   ------------
HONG KONG -- 10.8%
Citic Pacific, Ltd.                                   116,000           370,040
HSBC Holdings P.L.C.                                  10,400            379,346
Hutchison Whampoa, Ltd.                                46,000           416,505
Jardine Matheson Holdings, Ltd.                        64,400           322,000
Shanghai Petrochemical Co., Ltd.                    3,250,000           766,568
Smartone Telecommunications Holdings,
  Ltd.                                                108,000           384,192
Swire Pacific, Ltd.-A                                  49,000           242,518
Wing Hang Bank, Ltd.                                   93,000           299,068
                                                                   ------------
                                                                      3,180,237
                                                                   ------------
HUNGARY -- 3.9%
BorsodChem Rt.                                         12,500           302,329
EGIS Rt.                                               17,800           426,101
Magyar Tavkozlesi Rt. ADR                               8,700           239,250
Pick Szeged Rt.                                         6,024           169,110
                                                                   ------------
                                                                      1,136,790
                                                                   ------------
COMMON STOCK (CONTINUED)
INDIA -- 3.5%
Bajaj Auto, Ltd. GDR                                   11,000      $    180,400
BSES, Ltd. GDR                                         28,500           294,103
Gujarat Ambuja Cement GDR                              42,000           309,964
Mahanagar Telephone Nigam, Ltd. GDR*                   25,000           247,500
                                                                   ------------
                                                                      1,031,967
                                                                   ------------
INDONESIA -- 2.2%
PT Semen Gresik TBK                                   145,000           315,914
PT Indosat ADR                                         17,000           331,500
                                                                   ------------
                                                                        647,414
                                                                   ------------
ISRAEL -- 1.6%
ECI Telecom, Ltd.                                       6,500           214,500
Koor Industries, Ltd. ADR                              11,000           257,125
                                                                   ------------
                                                                        471,625
                                                                   ------------
KOREA -- 10.6%
Kookmin Bank GDR                                       30,000           610,500
Korea Telecom Corp. ADR*                                9,000           360,000
Pohang Iron & Steel Co., Ltd. ADR                      23,200           780,100
Samsung Electronics Co., Ltd. GDR                      13,550           725,602
SK Telecom Co., Ltd. ADR                               37,636           639,812
                                                                   ------------
                                                                      3,116,014
                                                                   ------------
MALAYSIA** -- 7.2%
Commerce Asset Holdings BHD                           120,000           252,349
Malakoff BHD                                           90,000           203,356
Malayan Banking BHD                                   116,000           295,839
Perusahaan Otomobil Nasional BHD                      160,000           314,989
Road Builder (M) Holdings BHD                         343,000           560,157
Technology Resources Industries BHD                   695,000           481,991
                                                                   ------------
                                                                      2,108,681
                                                                   ------------
MEXICO -- 8.2%
Cemex S.A. de C.V.-CPO                                127,860           628,629
Cifra S.A. de C.V.-V ADR*                              14,000           268,510
Grupo Casa Autrey S.A. de C.V.                        288,000           112,485
Grupo Mexico S.A.-B                                   103,000           437,176
Telefonos de Mexico S.A. ADR                            4,600           371,737
Transportacion Maritima Mexicana
  S.A. de C.V. ADR*                                    37,000           161,875
Tubos de Acero de Mexico S.A. ADR*                     22,000           239,250
Vitro S.A.-A                                          115,000           194,757
                                                                   ------------
                                                                      2,414,419
                                                                   ------------
PERU -- 1.9%
Banco Wiese ADR                                        36,000            42,750
Credicorp, Ltd.                                        22,000           239,250
Southern Peru Copper Corp., Ltd.                       18,000           259,875
                                                                   ------------
                                                                        541,875
                                                                   ------------
PHILIPPINES -- 4.0%
Digital Telecommunications Philippines,
  Inc.*                                             5,800,000           356,699
Metropolitan Bank & Trust Co.                          48,240           481,781
Philippine Long Distance Telephone Co. ADR             11,400           343,425
                                                                   ------------
                                                                      1,181,905
                                                                   ------------

                        See Notes to Financial Statements
                                                                              69

                              HARRIS INSIGHT FUNDS
                                EMERGING MARKETS
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHARES      VALUE(DAGGER)
                                                      ------      -------------
COMMON STOCK (CONTINUED)
POLAND -- 2.1%
Mostostal Export S.A. ADR                            150,000        $   189,255
Telekomunikacja Polska S.A. GDR*                      61,000            434,625
                                                                    -----------
                                                                        623,880
                                                                    -----------
RUSSIA -- 6.3%
Irkutskenergo ADR                                     30,000            148,500
Lukoil Holding ADR                                    13,400            530,640
Nizhegorodsvyazinform ADR*                            75,000            135,000
Rostelecom ADR*                                       58,500            574,031
Surgutneftegaz ADR                                    59,700            473,719
                                                                    -----------
                                                                      1,861,890
                                                                    -----------
SINGAPORE -- 5.6%
Asia Pulp & Paper Co., Ltd. ADR*                      40,000            385,000
City Developments, Ltd.                               82,000            525,002
Development Bank of Singapore, Ltd.                   30,000            366,526
United Overseas Bank, Ltd.                            52,000            363,472
                                                                    -----------
                                                                      1,640,000
                                                                    -----------
SLOVAKIA -- 2.7%
Drotovna A.S.*                                        14,481             32,967
Nafta A.S.                                             3,000             35,105
Slovakofarma A.S. GDR                                124,200            438,426
Slovenske Energeticke Stroja*                         18,328             46,315
Slovnaft A.S.                                          9,200            121,478
Vychodoslovenske Zeleziarne A.S.*                     30,000            122,935
                                                                    -----------
                                                                        797,226
                                                                    -----------
SLOVENIA -- 0.7%
SKB Banka D.D. GDR                                    16,600            203,350
                                                                    -----------
SOUTH AFRICA -- 1.9%
Sasol, Ltd.                                           40,000            285,368
Standard Bank Investment Corp., Ltd.                  85,500            282,671
                                                                    -----------
                                                                        568,039
                                                                    -----------
THAILAND -- 7.7%
Advanced Information Service Public Co.,
  Ltd.*                                               36,000            488,150
Bangkok Bank Public Co., Ltd.*                       178,000            666,163
Bank of Ayudhya Public Co., Ltd.*                    410,000            280,754
Thai Airways International Public Co., Ltd.*         157,000            295,914
Thai Farmers Bank Public Co., Ltd.*                  170,000            525,575
                                                                    -----------
                                                                      2,256,556
                                                                    -----------
TURKEY -- 0.2%
Yapi Ve Kredi Bankasi A.S.                         4,229,640             56,127
                                                                    -----------
VENEZUELA -- 0.9%
Mavesa S.A. ADR                                       46,700            151,775
Siderurgica Venezolana Sivensa S.A.C.A.
  ADR                                                 37,966            113,887
                                                                    -----------
                                                                        265,662
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $23,592,073)                                                 28,434,276
                                                                    -----------
                                                      SHARES      VALUE(DAGGER)
                                                      ------      -------------
CURRENCY -- 0.0%
Malaysia Ringgit (Cost $421)                           1,601        $       358
                                                                    -----------
RIGHTS & WARRANTS -- 0.0%
Samsung Electronics Ltd. GDR (Cost $0)                     1                  0
                                                                    -----------
  COUPON                                                PAR
   RATE                              MATURITY          (000)
   --------                          --------         ------
U.S. TREASURY OBLIGATIONS -- 4.1%
U.S. Treasury Bills
    3.000%                           07/08/99           $235            234,863
    3.450%                           07/08/99            766            765,486
    4.500%                           07/08/99            195            194,829
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,195,178)                                                   1,195,178
                                                                    -----------

                                                     SHARES
                                                     ------
TEMPORARY INVESTMENTS -- 0.0%
Provident Institutional Funds -
TempCash
(Cost $8,801)                                         8,801               8,801
                                                                    -----------
TOTAL INVESTMENTS -- 100.7%
  (Cost $24,796,473)                                                 29,638,613
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.7%)
Dividends receivable and other assets                                    79,989
Receivable for securities sold                                          323,186
Receivable for capital stock sold                                       246,000
Payable for securities purchased                                       (562,898)
Payable for capital stock redeemed                                     (250,000)
Accrued expenses                                                        (53,567)
                                                                    -----------
                                                                       (217,290)
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 3,515,428 Institutional Shares
  and 22,982 N Shares of beneficial interest
  outstanding, $.001 par value (Note 7)                             $29,421,323
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($29,231,034/3,515,428)                                                 $8.32
                                                                          =====
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER N SHARE ($190,289/22,982)                                     $8.28
                                                                          =====
---------------
(DAGGER) See Note 2a to the Financial Statements.
*  Non-income producing security.
** Effective September 1998, the Malaysian government fixed the ringgit exchange rate at 3.80 per $1 and suspended investors' ability to convert proceeds from the sale of Malaysian securities into foreign currency proceeds for one year from initial purchase, or September 1, 1998, whichever is later. Accordingly, the Fund considers Malaysian security holdings to be illiquid and has established a fair value of 4.47 ringgits per US dollar for the determination of the dollar value of Malaysian holdings.
ADR -- American Depository Receipt.
GDR-- Global Depository Receipt.

                        See Notes to Financial Statements
70

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                    MONEY MARKET FUNDS                         FIXED INCOME FUNDS
                                         ---------------------------------------   ----------------------------------------
                                                                                      SHORT/                   INTERMEDIATE
                                          GOVERNMENT       MONEY      TAX-EXEMPT   INTERMEDIATE      BOND       GOVERNMENT
                                          MONEY FUND        FUND      MONEY FUND       FUND          FUND           FUND
                                         -----------   -----------   -----------   ------------  -----------   ------------
INVESTMENT INCOME:
  Interest ............................. $11,385,831   $62,579,196   $12,279,350    $10,722,292   $6,252,421    $3,184,604
  Dividends ............................          --            --            --             --           --            --
  Foreign taxes withheld ...............          --            --            --             --           --            --
                                         -----------   -----------   -----------    -----------  -----------    ----------
    Total investment income ............  11,385,831    62,579,196    12,279,350     10,722,292    6,252,421     3,184,604
                                         -----------   -----------   -----------    -----------  -----------    ----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .....     249,885     1,236,871       417,035      1,172,596      612,143       338,114
  Rule 12b-1 fee (Note 4) ..............     131,984       444,380       115,977             --           16            99
  Shareholder services fee (Note 4) ....     329,960     1,110,951       279,809          7,871        4,013         3,945
  Transfer agency fee (Note 3) .........      37,640       149,378        47,590         21,275       19,415        23,456
  Administration fee (Note 3) ..........     197,786     1,053,741       344,292        250,896      147,252        84,248
  Custodian fee (Note 3) ...............      22,282       106,872        40,965         20,208       12,246         7,299
  Directors' fees and expenses .........       7,510        40,562        14,609          6,026        2,932         1,749
  Audit fee ............................       6,113        31,524         8,874          3,889        2,642         1,330
  Legal fee ............................       2,232        11,780         4,515          1,621          914           504
  Amortization of organization
    expenses (Note 2f) .................          --            --            --             --        1,981         1,991
  Reports to shareholders ..............       6,968        36,872        12,012          5,069        2,850         1,574
  Registration fees ....................      19,950       152,550        10,020         20,589       21,010        14,499
  Miscellaneous ........................      11,725        41,977        16,822         14,920       10,452         5,058
                                         -----------   -----------   -----------    -----------  -----------    ----------
    Total expenses .....................   1,024,035     4,417,458     1,312,520      1,524,960      837,866       483,866
                                         -----------   -----------   -----------    -----------  -----------    ----------
  Less fee waivers and expense
    reimbursements (Notes 3,4) .........    (111,983)     (592,871)      (35,180)      (512,007)    (268,781)     (219,735)
                                         -----------   -----------   -----------    -----------  -----------    ----------
    Net expenses .......................     912,052     3,824,587     1,277,340      1,012,953      569,085       264,131
                                         -----------   -----------   -----------    -----------  -----------    ----------
    NET INVESTMENT INCOME/(LOSS) .......  10,473,779    58,754,609    11,002,010      9,709,339    5,683,336     2,920,473
                                         -----------   -----------   -----------    -----------  -----------    ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS  (NOTE 6):
 Net realized
  gain/(loss) from:
    Investment transactions ............    (112,283)      (16,932)           --     (1,788,997)    (732,471)     (396,768)
    Futures contracts ..................          --            --            --          2,593     (646,563)     (110,870)
    Foreign currency transactions ......          --            --            --             --           --            --
 Net change in unrealized appreciation/
    (depreciation) on:
    Investments ........................          --            --            --     (8,523,568)  (6,544,421)   (4,006,400)
    Futures contracts ..................          --            --            --       (263,703)        7,383      (85,039)
    Foreign currency transactions ......          --            --            --             --           --            --
                                         -----------   -----------   -----------   ------------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS .......................    (112,283)      (16,932)           --    (10,573,675)  (7,916,072)   (4,599,077)
                                         -----------   -----------   -----------   ------------  -----------   -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ...................... $10,361,496   $58,737,677   $11,002,010   $   (864,336) $(2,232,736)  $(1,678,604)
                                         ===========   ===========   ===========   ============  ===========   ===========



                                                     FIXED INCOME FUNDS                                EQUITY FUNDS
                                         ----------------------------------------   ------------------------------------------------
                                         INTERMEDIATE                 CONVERTIBLE                  EQUITY                SMALL-CAP
                                          TAX-EXEMPT     TAX-EXEMPT   SECURITIES      EQUITY       INCOME      GROWTH   OPPORTUNITY
                                             FUND           FUND         FUND          FUND         FUND        FUND        FUND
                                         ------------   -----------   -----------  -----------   ---------- ----------- -----------
INVESTMENT INCOME:
  Interest .............................  $ 4,994,828   $ 4,189,816   $   397,681  $   287,271   $  116,512 $   101,862 $   276,512
  Dividends ............................           --            --       719,171    4,679,631      539,108     691,423     914,636
  Foreign taxes withheld ...............           --            --            --           --           --          --          --
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
    Total investment income ............    4,994,828     4,189,816     1,116,852    4,966,902      655,620     793,285   1,191,148
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .....      648,649       501,064       166,558    2,866,001      247,552     735,107   1,489,863
  Rule 12b-1 fee (Note 4) ..............           --            --            --           77          158         362           8
  Shareholder services fee (Note 4) ....        2,509         1,314           510       33,889        5,430       9,001       5,494
  Transfer agency fee (Note 3) .........       10,892         8,791         5,700       61,158       13,135      20,991      23,012
  Administration fee (Note 3) ..........      161,860       124,830        35,631      618,266       59,339     128,128     227,120
  Custodian fee (Note 3) ...............       13,257        10,868         3,811       49,618        7,985      11,810      20,542
  Directors' fees and expenses .........        3,459         3,021           860       14,917        1,041       2,642       4,694
  Audit fee ............................        2,940         1,921           549        9,317        1,053       2,193       4,129
  Legal fee ............................        1,044           808           230        3,958          345         796       1,451
  Amortization of organization
    expenses (Note 2f) .................        1,981         1,981         1,991           --        1,981       1,981       1,981
  Reports to shareholders ..............        3,272         2,527           720       12,390        1,070       2,472       4,510
  Registration fees ....................       15,759        14,945        14,539       24,035       13,866      15,264      16,005
  Miscellaneous ........................        9,234         8,081         4,750       19,114        2,988       4,670       9,373
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
    Total expenses .....................      874,856       680,151       235,849    3,712,740      355,943     935,417   1,808,182
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
  Less fee waivers and expense
    reimbursements (Notes 3,4) .........       (7,482)      (10,752)      (16,434)     (11,893)     (21,465)    (27,590)    (14,845)
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
    Net expenses .......................      867,374       669,399       219,415    3,700,847      334,478     907,827   1,793,337
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
    NET INVESTMENT INCOME/(LOSS) .......    4,127,454     3,520,417       897,437    1,266,055      321,142    (114,542)   (602,189)
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS  (NOTE 6):
 Net realized
  gain/(loss) from:
    Investment transactions ............       65,264        42,504       558,559   60,263,713    1,414,812   7,200,452   7,441,994
    Futures contracts ..................           --            --            --           --           --          --          --
    Foreign currency transactions ......           --            --            --           --           --          --          --
 Net change in unrealized appreciation/
    (depreciation) on:
    Investments ........................   (6,282,026)   (6,199,675)    2,959,556  (40,572,581)   4,196,768   6,893,815  23,069,016
    Futures contracts ..................           --            --            --           --           --          --          --
    Foreign currency transactions ......           --            --            --           --           --          --          --
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS .......................   (6,216,762)   (6,157,171)    3,518,115   19,691,132    5,611,580  14,094,267  30,511,010
                                          -----------   -----------   -----------  -----------   ---------- ----------- -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ......................  $(2,089,308)  $(2,636,754)  $ 4,415,552  $20,957,187   $5,932,722 $13,979,725 $29,908,821
                                          ===========   ===========   ===========  ===========   ========== =========== ===========



                                                                       EQUITY FUNDS
                                            ----------------------------------------------------------------
                                             SMALL-CAP                                              EMERGING
                                              VALUE        INDEX       BALANCED    INTERNATIONAL    MARKETS
                                               FUND         FUND         FUND           FUND          FUND
                                            ----------   -----------   ----------   -----------   ----------
INVESTMENT INCOME:
  Interest .............................   $   136,612   $   503,438   $  854,535   $   154,682   $   23,018
  Dividends ............................       810,505     2,648,706      176,344     3,891,668      235,325
  Foreign taxes withheld ...............            --            --           --      (499,948)     (23,497)
                                           -----------   -----------   ----------   -----------   ----------
    Total investment income ............       947,117     3,152,144    1,030,879     3,546,402      234,846
                                           -----------   -----------   ----------   -----------   ----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) .....       532,912       520,275      166,605     1,126,454      144,303
  Rule 12b-1 fee (Note 4) ..............            --            --           64             1           --
  Shareholder services fee (Note 4) ....           731        20,788        3,215         2,943          131
  Transfer agency fee (Note 3) .........         8,561        31,290       24,948        19,063        1,386
  Administration fee (Note 3) ..........        99,565       307,451       48,398       172,262       17,684
  Custodian fee (Note 3) ...............        11,669        30,959       15,441        77,544       17,065
  Directors' fees and expenses .........         1,929         6,550          989         3,576          317
  Audit fee ............................         2,015         5,770          655         2,780          369
  Legal fee ............................           645         2,034          269         1,050          115
  Amortization of organization
    expenses (Note 2f) .................         1,991         1,981        1,991         1,981           --
  Reports to shareholders ..............         2,016         4,899          840         3,248          351
  Registration fees ....................        18,272         9,884       15,004        21,102       15,609
  Miscellaneous ........................         4,019        17,720        9,032        14,982       10,497
                                           -----------   -----------   ----------   -----------   ----------
    Total expenses .....................       684,325       959,601      287,451     1,446,986      207,827
                                           -----------   -----------   ----------   -----------   ----------
  Less fee waivers and expense
    reimbursements (Notes 3,4) .........       (24,116)       (2,318)     (39,817)      (10,572)      (5,145)
                                           -----------   -----------   ----------   -----------   ----------
    Net expenses .......................       660,209       957,283      247,634     1,436,414      202,682
                                           -----------   -----------   ----------   -----------   ----------
    NET INVESTMENT INCOME/(LOSS) .......       286,908     2,194,861      783,245     2,109,988       32,164
                                           -----------   -----------   ----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS  (NOTE 6):
 Net realized
  gain/(loss) from:
    Investment transactions ............     3,246,769     3,004,070    1,711,723     6,886,747     (616,378)
    Futures contracts ..................            --     1,015,469      (64,718)           --           --
    Foreign currency transactions ......            --            --           --      (333,133)     (13,303)
 Net change in unrealized appreciation/
    (depreciation) on:
    Investments ........................    (4,763,236)   42,661,229   (2,148,797)   26,157,525    9,111,941
    Futures contracts ..................            --       247,575        1,039            --           --
    Foreign currency transactions ......            --            --           --      (130,241)        (291)
                                           -----------   -----------   ----------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS .......................    (1,516,467)   46,928,343     (500,753)   32,580,898    8,481,969
                                           -----------   -----------   ----------   -----------   ----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS ......................   $(1,229,559)  $49,123,204   $  282,492   $34,690,886   $8,514,133
                                           ===========   ===========   ==========   ===========   ==========

                                             See Notes to Financial Statements
                                                          72 & 73

                              HARRIS INSIGHT FUNDS
                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1999

                                                         MONEY MARKET FUNDS                        FIXED INCOME FUNDS
                                            ----------------------------------------------    ----------------------------
                                                                                                 SHORT/
                                             GOVERNMENT         MONEY           TAX-EXEMPT    INTERMEDIATE        BOND
                                             MONEY FUND         FUND            MONEY FUND        FUND            FUND
                                            ------------    --------------    ------------    ------------    ------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:

Net investment income/
  (loss) ...............................    $ 10,473,779    $   58,754,609    $ 11,002,010    $  9,709,339    $  5,683,336
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................        (112,283)          (16,932)             --      (1,786,404)     (1,379,034)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................              --                --              --      (8,787,271)     (6,537,038)
                                            ------------    --------------    ------------    ------------    ------------
Increase/(decrease) in net
  assets from operations ...............      10,361,496        58,737,677      11,002,010        (864,336)     (2,232,736)
                                            ------------    --------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................      (4,661,164)      (38,294,880)     (8,139,950)     (9,534,186)     (5,589,419)
  N Shares .............................      (5,815,363)      (20,477,801)     (2,888,514)       (175,153)        (93,537)
  A Shares .............................              --                --              --              --            (380)
                                            ------------    --------------    ------------    ------------    ------------
Total distributions from net
  investment income ....................     (10,476,527)      (58,772,681)    (11,028,464)     (9,709,339)     (5,683,336)
                                            ------------    --------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................      26,961,289       (59,556,089)   (115,095,423)     (1,070,323)      9,730,096
  N Shares .............................      13,811,283        52,296,313      10,149,264       3,569,292       1,314,998
  A Shares .............................              --                --              --              --          19,209
                                            ------------    --------------    ------------    ------------    ------------
Increase/(decrease) in net
  assets from capital share
  transactions .........................      40,772,572        (7,259,776)   (104,946,159)      2,498,969      11,064,303
                                            ------------    --------------    ------------    ------------    ------------
Total increase/(decrease) in
  net assets ...........................      40,657,541        (7,294,780)   (104,972,613)     (8,074,706)      3,148,231
NET ASSETS:
Beginning of period ....................     410,880,087     2,269,382,968     810,867,876     341,672,701     186,397,437
                                            ------------    --------------    ------------    ------------    ------------
End of period ..........................    $451,537,628    $2,262,088,188    $705,895,263    $333,597,995    $189,545,668
                                            ============    ==============    ============    ============    ============

                                                                  FIXED INCOME FUNDS                            EQUITY FUNDS
                                            ----------------------------------------------------------   --------------------------
                                            INTERMEDIATE    INTERMEDIATE                   CONVERTIBLE                    EQUITY
                                             GOVERNMENT      TAX-EXEMPT      TAX-EXEMPT    SECURITIES       EQUITY        INCOME
                                                FUND            FUND            FUND          FUND           FUND          FUND
                                            ------------    ------------    ------------   -----------   ------------   -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ...............................    $  2,920,473    $  4,127,454    $  3,520,417   $   897,437    $ 1,266,055   $   321,142
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................        (507,638)         65,264          42,504       558,559     60,263,713     1,414,812
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................      (4,091,439)     (6,282,026)     (6,199,675)    2,959,556    (40,572,581)    4,196,768
                                            ------------    ------------    ------------   -----------   ------------   -----------
Increase/(decrease) in net
  assets from operations ...............      (1,678,604)     (2,089,308)     (2,636,754)    4,415,552     20,957,187     5,932,722
                                            ------------    ------------    ------------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................      (2,832,950)     (4,091,077)     (3,499,053)     (847,328)    (1,342,354)     (308,873)
  N Shares .............................         (85,384)        (36,377)        (21,364)       (6,879)       (19,493)      (16,043)
  A Shares .............................          (2,139)             --              --            --             (9)         (541)
                                            ------------    ------------    ------------   -----------   ------------   -----------
Total distributions from net
  investment income ....................      (2,920,473)     (4,127,454)     (3,520,417)     (854,207)    (1,361,856)     (325,457)
                                            ------------    ------------    ------------   -----------   ------------   -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................         800,664     (18,740,903)     (3,688,737)   (4,514,906)   (73,432,813)    4,436,177
  N Shares .............................       2,597,999       2,385,022       1,029,392       (20,436)    (2,104,289)      872,628
  A Shares .............................         199,420              --              --            --         94,150       253,578
                                            ------------    ------------    ------------   -----------   ------------   -----------
Increase/(decrease) in net
  assets from capital share
  transactions .........................       3,598,083     (16,355,881)     (2,659,345)   (4,535,342)   (75,442,952)    5,562,383
                                            ------------    ------------    ------------   -----------   ------------   -----------
Total increase/(decrease) in
  net assets ...........................      (1,000,994)    (22,572,643)     (8,816,516)     (973,997)   (55,847,621)   11,169,648
NET ASSETS:
Beginning of period ....................     105,288,316     226,987,114     169,969,488    49,805,258    870,168,813    65,931,514
                                            ------------    ------------    ------------   -----------   ------------   -----------
End of period ..........................    $104,287,322    $204,414,471    $161,152,972   $48,831,261   $814,321,192   $77,101,162
                                            ============    ============    ============   ===========   ============   ===========



                                                                                  EQUITY FUNDS
                                            ----------------------------------------------------------------------------------------
                                                              SMALL-CAP     SMALL-CAP
                                               GROWTH        OPPORTUNITY      VALUE          INDEX         BALANCED    INTERNATIONAL
                                                FUND             FUND          FUND           FUND           FUND            FUND
                                            ------------    ------------   ------------   ------------   -----------    ------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:

Net investment income/
  (loss) ...............................    $   (114,542)   $   (602,189)  $    286,908   $  2,194,861   $   783,245    $  2,109,988
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................       7,200,452       7,441,994      3,246,769      4,019,539     1,647,005       6,553,614
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................       6,893,815      23,069,016     (4,763,236)    42,908,804    (2,147,758)     26,027,284
                                            ------------    ------------   ------------   ------------   -----------    ------------
Increase/(decrease) in net
  assets from operations ...............      13,979,725      29,908,821     (1,229,559)    49,123,204       282,492      34,690,886
                                            ------------    ------------   ------------   ------------   -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................              --              --             --     (2,063,293)     (721,109)             --
  N Shares .............................              --              --             --        (68,067)      (32,770)             --
  A Shares .............................              --              --             --             --          (536)             --
                                            ------------    ------------   ------------   ------------   -----------    ------------
Total distributions from net
  investment income ....................              --              --             --     (2,131,360)     (754,415)             --
                                            ------------    ------------   ------------   ------------   -----------    ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................      12,030,959       6,827,285     (7,109,414)    84,638,750    (3,252,951)      6,935,257
  N Shares .............................         392,986        (770,914)        11,940      4,271,628       425,071          41,511
  A Shares .............................         434,407          17,423             --             --        76,593             482
                                            ------------    ------------   ------------   ------------   -----------    ------------
Increase/(decrease) in net
  assets from capital share
  transactions .........................      12,858,352       6,073,794     (7,097,474)    88,910,378    (2,751,287)      6,977,250
                                            ------------    ------------   ------------   ------------   -----------    ------------
Total increase/(decrease) in
  net assets ...........................      26,838,077      35,982,615     (8,327,033)   135,902,222    (3,223,210)     41,668,136
NET ASSETS:
Beginning of period ....................     152,419,801     301,751,109    144,165,709    376,294,662    58,355,171     196,104,321
                                            ------------    ------------   ------------   ------------   -----------    ------------
End of period ..........................    $179,257,878    $337,733,724   $135,838,676   $512,196,884   $55,131,961    $237,772,457
                                            ============    ============   ============   ============   ===========    ============


                                            EQUITY FUNDS
                                            -----------
                                              EMERGING
                                               MARKETS
                                                FUND
                                            -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:

Net investment income/
  (loss) ...............................    $    32,164
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................       (629,681)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................      9,111,650
                                            -----------
Increase/(decrease) in net
  assets from operations ...............      8,514,133
                                            -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................             --
  N Shares .............................             --
  A Shares .............................             --
                                            -----------
Total distributions from net
  investment income ....................             --
                                            -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................      1,683,690
  N Shares .............................         89,772
  A Shares .............................             --
                                            -----------
Increase/(decrease) in net
  assets from capital share
  transactions .........................      1,773,462
                                            -----------
Total increase/(decrease) in
  net assets ...........................     10,287,595
NET ASSETS:
Beginning of period ....................     19,133,728
                                            -----------
End of period ..........................    $29,421,323
                                            ===========



                                             See Notes to Financial Statements
                                                          74 & 75

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1998

                                                           MONEY MARKET FUNDS                        FIXED INCOME FUNDS
                                            ----------------------------------------------    -------------------------------
                                                                                                 SHORT/
                                             GOVERNMENT          MONEY          TAX-EXEMPT    INTERMEDIATE       BOND
                                             MONEY FUND          FUND           MONEY FUND        FUND           FUND
                                            ------------    --------------    ------------    ------------   ------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ...............................    $ 19,791,893    $  100,470,937    $ 27,605,102    $ 19,308,141   $ 10,034,741
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................           2,820            12,255          24,082       2,908,410      1,428,165
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................              --                --              --          24,109        121,675
                                            ------------    --------------    ------------    ------------   ------------
Increase/(decrease) in net
  assets from operations ...............      19,794,713       100,483,192      27,629,184      22,240,660     11,584,581
                                            ------------    --------------    ------------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................      (6,041,082)      (62,505,055)    (21,145,766)    (19,005,088)    (9,928,728)
  N Shares .............................     (13,750,811)      (37,965,882)     (6,459,336)       (304,649)      (106,013)
                                            ------------    --------------    ------------    ------------   ------------
Total distributions from net
  investment income ....................     (19,791,893)     (100,470,937)    (27,605,102)    (19,309,737)   (10,034,741)
                                            ------------    --------------    ------------    ------------   ------------
Net realized gains on investments:
  Institutional Shares .................              --                --              --        (187,644)    (1,788,220)
  N Shares .............................              --                --              --          (2,526)       (24,732)
                                            ------------    --------------    ------------    ------------   ------------
Total distributions from net
  realized gains .......................              --                --              --        (190,170)    (1,812,952)
                                            ------------    --------------    ------------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares                        98,313,647       363,757,602     108,749,809      45,429,042     43,637,130
  N Shares .............................         999,760       199,717,848     (18,963,018)     (1,305,356)     1,640,511
                                            ------------    --------------    ------------    ------------   ------------
Increase/(decrease) in net
  assets from capital share
  transactions .........................      99,313,407       563,475,450      89,786,791      44,123,686     45,277,641
                                            ------------    --------------    ------------    ------------   ------------
Total increase/(decrease) in
  net assets ...........................      99,316,227       563,487,705      89,810,873      46,864,439     45,014,529
NET ASSETS:
Beginning of period ....................     311,563,860     1,705,895,263     721,057,003     294,808,262    141,382,908
                                            ------------    --------------    ------------    ------------   ------------
End of period ..........................    $410,880,087    $2,269,382,968    $810,867,876    $341,672,701   $186,397,437
                                            ============    ==============    ============    ============   ============

                                                               FIXED INCOME FUNDS                                EQUITY FUNDS
                                            ----------------------------------------------------------   --------------------------
                                            INTERMEDIATE    INTERMEDIATE                   CONVERTIBLE                    EQUITY
                                            GOVERNMENT       TAX-EXEMPT      TAX-EXEMPT     SECURITIES      EQUITY        INCOME
                                                 FUND           FUND            FUND           FUND          FUND          FUND
                                            ------------    ------------    ------------   -----------   ------------   -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ...............................    $  6,103,445    $  7,706,236    $  7,432,575   $ 2,108,992   $  5,625,779   $   645,065
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................         927,189       2,440,207       2,660,619     3,966,042    120,355,079     1,997,487
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................         705,013        (737,737)     (1,763,510)   (7,187,746)   (13,198,885)    8,267,199
                                            ------------    ------------    ------------   -----------   ------------   -----------
Increase/(decrease) in net
  assets from operations ...............       7,735,647       9,408,706       8,329,684    (1,112,712)   112,781,973    10,909,751
                                            ------------    ------------    ------------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................      (6,033,054)     (7,676,693)     (7,400,695)   (2,120,236)    (5,466,932)     (609,709)
  N Shares .............................         (71,099)        (29,543)        (31,880)      (12,532)       (88,622)      (24,897)
                                            ------------    ------------    ------------   -----------   ------------   -----------
Total distributions from net
  investment income ....................      (6,104,153)     (7,706,236)     (7,432,575)   (2,132,768)    (5,555,554)     (634,606)
                                            ------------    ------------    ------------   -----------   ------------   -----------
Net realized gains on investments:
  Institutional Shares .................        (988,975)     (2,830,031)     (3,079,610)   (5,044,777)  (130,433,776)   (1,589,832)
  N Shares .............................         (19,423)        (11,893)        (16,541)      (39,249)    (4,124,381)      (93,017)
                                            ------------    ------------    ------------   -----------   ------------   -----------
Total distributions from net
  realized gains .......................      (1,008,398)     (2,841,924)     (3,096,151)   (5,084,026)  (134,558,157)   (1,682,849)
                                            ------------    ------------    ------------   -----------   ------------   -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................       3,180,402      34,213,507      (8,622,818)   (1,721,894)    22,196,934    13,554,788
  N Shares .............................       1,409,794         259,648         275,998       387,694     11,615,123     2,119,058
                                            ------------    ------------    ------------   -----------   ------------   -----------
Increase/(decrease) in net
  assets from capital share
  transactions .........................       4,590,196      34,473,155      (8,346,820)   (1,334,200)    33,812,057    15,673,846
                                            ------------    ------------    ------------   -----------   ------------   -----------
Total increase/(decrease) in
  net assets ...........................       5,213,292      33,333,701     (10,545,862)   (9,663,706)     6,480,319    24,266,142
NET ASSETS:
Beginning of period ....................     100,075,024     193,653,413     180,515,350    59,468,964    863,688,494    41,665,372
                                            ------------    ------------    ------------   -----------   ------------   -----------
End of period ..........................    $105,288,316    $226,987,114    $169,969,488   $49,805,258   $870,168,813   $65,931,514
                                            ============    ============    ============   ===========   ============   ===========

                                                                                   EQUITY FUNDS
                                            ----------------------------------------------------------------------------------------
                                                            SMALL-CAP      SMALL-CAP
                                               GROWTH      OPPORTUNITY       VALUE          INDEX          BALANCED    INTERNATIONAL
                                                FUND          FUND           FUND            FUND            FUND           FUND
                                            ------------  ------------   ------------    ------------    -----------   -------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ...............................    $     52,778  $   (806,520)  $    621,844    $  3,790,469    $ 2,006,211   $  3,007,536
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................      10,398,983    (2,724,319)     1,262,177      17,576,723      3,788,742     (8,150,129)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................      19,871,546     4,631,841     (4,486,231)     61,514,412       (662,244)    (4,212,689)
                                            ------------  ------------   ------------    ------------    -----------   ------------
Increase/(decrease) in net
  assets from operations ...............      30,323,307     1,101,002     (2,602,210)     82,881,604      5,132,709     (9,355,282)
                                            ------------  ------------   ------------    ------------    -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................         (46,318)           --       (641,087)     (3,691,322)    (1,966,524)    (2,471,063)
  N Shares .............................              --            --         (1,439)        (89,257)       (56,479)       (33,387)
                                            ------------  ------------   ------------    ------------    -----------   ------------
Total distributions from net
  investment income ....................         (46,318)           --       (642,526)     (3,780,579)    (2,023,003)    (2,504,450)
                                            ------------  ------------   ------------    ------------    -----------   ------------
Net realized gains on investments:
  Institutional Shares .................     (10,660,807)   (1,166,482)    (3,192,531)    (17,251,334)    (4,564,004)            --
  N Shares .............................        (532,486)      (17,416)       (16,897)       (625,478)      (174,321)            --
                                            ------------  ------------   ------------    ------------    -----------   ------------
Total distributions from net
  realized gains .......................     (11,193,293)   (1,183,898)    (3,209,428)    (17,876,812)    (4,738,325)            --
                                            ------------  ------------   ------------    ------------    -----------   ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................      17,124,303    22,929,255     50,070,733      10,993,666    (11,873,103)    34,176,338
  N Shares .............................       4,305,325     2,066,357        440,834       4,939,039      1,741,964        364,280
                                            ------------  ------------   ------------    ------------    -----------   ------------
Increase/(decrease) in net
  assets from capital share
  transactions .........................      21,429,628    24,995,612     50,511,567      15,932,705    (10,131,139)    34,540,618
                                            ------------  ------------   ------------    ------------    -----------   ------------
Total increase/(decrease) in
  net assets ...........................      40,513,324    24,912,716     44,057,403      77,156,918    (11,759,758)    22,680,886
NET ASSETS:
Beginning of period ....................     111,906,477   276,838,393    100,108,306     299,137,744     70,114,929    173,423,435
                                            ------------  ------------   ------------    ------------    -----------   ------------
End of period ..........................    $152,419,801  $301,751,109   $144,165,709    $376,294,662    $58,355,171   $196,104,321
                                            ============  ============   ============    ============    ===========   ============

                                             EQUITY FUNDS
                                            -------------
                                              EMERGING
                                               MARKETS
                                                 FUND
                                             -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ...............................     $   201,940
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions .........................      (5,420,986)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions .........................      (1,901,422)
                                             -----------
Increase/(decrease) in net
  assets from operations ...............      (7,120,468)
                                             -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares .................         (49,109)
  N Shares .............................              --
                                             -----------
Total distributions from net
  investment income ....................         (49,109)
                                             -----------
Net realized gains on investments:
  Institutional Shares .................              --
  N Shares .............................              --
                                             -----------
Total distributions from net
  realized gains .......................              --
                                             -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares .................       8,164,295
  N Shares .............................          19,533
                                             -----------
Increase/(decrease) in net
  assets from capital share
  transactions .........................       8,183,828
                                             -----------
Total increase/(decrease) in
  net assets ...........................       1,014,251
NET ASSETS:
Beginning of period ....................      18,119,477
                                             -----------
End of period ..........................     $19,133,728
                                             ===========



                       See Notes to Financial Statements
                                    76 & 77

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITy

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                      MONEY MARKET FUNDS
                                   ------------------------------------------------------------------------------------------------
                                        GOVERNMENT MONEY FUND                MONEY FUND                   TAX-EXEMPT MONEY FUND
                                   ------------------------------  -------------------------------   ------------------------------
                                    SIX MONTHS          YEAR         SIX MONTHS          YEAR         SIX MONTHS         YEAR
                                      ENDED            ENDED            ENDED            ENDED           ENDED           ENDED
                                     06/30/99        12/31/98         06/30/99          12/31/98        06/30/99       12/31/98
                                   -------------  ---------------  ---------------  ---------------  -------------  ---------------
                                    (UNAUDITED)                      (UNAUDITED)                       (UNAUDITED)
INSTITUTIONAL SHARES:
Sold ...........................   $ 278,679,042  $   474,602,020  $ 4,321,289,312  $ 6,077,554,330  $ 439,216,749  $ 1,224,139,829
Issued as reinvestment of
  dividends ....................         356,330          681,351        5,020,318        4,855,945        184,386           38,515
Redeemed .......................    (252,074,083)    (376,969,724)  (4,385,865,719)  (5,718,652,673)  (554,496,558)  (1,115,428,535)
                                   -------------  ---------------  ---------------  ---------------  -------------  ---------------
Net increase/(decrease) ........   $  26,961,289  $    98,313,647  $   (59,556,089) $   363,757,602  $(115,095,423) $   108,749,809
                                   =============  ===============  ===============  ===============  =============  ===============

N SHARES :
Sold ...........................   $ 833,204,458  $ 1,792,833,704  $ 1,865,257,290  $ 3,255,287,012  $ 258,550,612  $   421,214,364
Issued as reinvestment of
  dividends ....................       4,250,269        9,532,140       17,057,577       28,923,116      2,270,497        4,957,489
Redeemed .......................    (823,643,444)  (1,801,366,084)  (1,830,018,554)  (3,084,492,280)  (250,671,845)    (445,134,871)
                                   -------------  ---------------  ---------------  ---------------  -------------  ---------------
Net increase/(decrease) ........   $  13,811,283  $       999,760  $    52,296,313  $   199,717,848  $  10,149,264  $   (18,963,018)
                                   =============  ===============  ===============  ===============  =============  ===============


                       See Notes to Financial Statements
78

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                      FIXED INCOME FUNDS
                                      --------------------------------------------------------------------------------------------
                                               SHORT/                                                         INTERMEDIATE
                                            INTERMEDIATE                         BOND                          GOVERNMENT
                                                FUND                             FUND                             FUND
                                      ----------------------------    ----------------------------    ----------------------------
                                      SIX MONTHS          YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                         ENDED            ENDED           ENDED           ENDED           ENDED          ENDED
                                       06/30/99         12/31/98        06/30/99        12/31/98        06/30/99         12/31/98
                                      ------------    ------------    ------------    ------------    ------------    ------------
                                       (UNAUDITED)                     (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...............................  $ 57,887,575    $ 98,262,177    $ 37,266,804    $ 62,185,154    $ 10,911,495    $ 29,218,220
Issued as reinvestment of dividends      1,288,439       2,067,037       2,443,477       5,589,291       2,557,269       6,595,979
Redeemed ...........................   (60,246,337)    (54,900,172)    (29,980,185)    (24,137,315)    (12,668,100)    (32,633,797)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ............  $ (1,070,323)   $ 45,429,042    $  9,730,096    $ 43,637,130    $    800,664    $  3,180,402
                                      ============    ============    ============    ============    ============    ============
N SHARES:
Sold ...............................  $  7,747,037    $  3,387,231    $  1,712,858    $  2,490,267    $  2,693,856    $  1,369,151
Issued as reinvestment of dividends        124,754         232,605          65,928          75,997          80,710          87,003
Redeemed ...........................    (4,302,499)     (4,925,192)       (463,788)       (925,753)       (176,567)        (46,360)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ............  $  3,569,292    $ (1,305,356)   $  1,314,998    $  1,640,511    $  2,597,999    $  1,409,794
                                      ============    ============    ============    ============    ============    ============
A SHARES:
Sold ...............................  $         --    $         --    $     18,829    $         --    $    226,152    $         --
Issued as reinvestment of dividends             --              --             380              --           2,132              --
Redeemed ...........................            --              --              --              --         (28,864)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ............  $         --    $         --    $     19,209    $         --    $    199,420    $         --
                                      ============    ============    ============    ============    ============    ============

------------------------------------------------------------------------------------------------------------------------------------
SHARES
------

INSTITUTIONAL SHARES:
Sold ...............................     5,687,663       9,550,792       3,714,947       6,064,826         670,090       1,760,474
Issued as reinvestment of dividends        127,206         200,903         244,468         545,444         157,694         396,620
Redeemed ...........................    (5,918,942)     (5,330,155)     (2,995,329)     (2,351,634)       (780,444)     (1,954,680)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ............      (104,073)      4,421,540         964,086       4,258,636          47,340         202,414
                                      ============    ============    ============    ============    ============    ============
N SHARES:
Sold ...............................       758,653         329,377         170,031         242,849         166,082          82,328
Issued as reinvestment of dividends         12,336          22,636           6,613           7,413           4,993           5,220
Redeemed ...........................      (422,334)       (479,744)        (46,469)        (90,329)        (11,002)         (2,786)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ............       348,655        (127,731)        130,175         159,933         160,073          84,762
                                      ============    ============    ============    ============    ============    ============
A SHARES:
Sold ...............................            --              --           1,865              --          13,855              --
Issued as reinvestment of dividends             --              --              38              --             133              --
Redeemed ...........................            --              --              --              --          (1,775)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ............            --              --           1,903              --          12,213              --
                                      ============    ============    ============    ============    ============    ============

                                                                               FIXED INCOME FUNDS
                                         -------------------------------------------------------------------------------------------
                                                 INTERMEDIATE                                                   CONVERTIBLE
                                                  TAX-EXEMPT                      TAX-EXEMPT                     SECURITIES
                                                     FUND                            FUND                           FUND
                                         ----------------------------    ----------------------------    ---------------------------
                                          SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS       YEAR
                                             ENDED          ENDED           ENDED            ENDED          ENDED          ENDED
                                           06/30/99        12/31/98        06/30/99         12/31/98      06/30/99       12/31/98
                                         ------------    ------------    ------------    ------------    -----------   ------------
                                         (UNAUDITED)                      (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...............................     $ 15,785,641    $ 70,456,250    $  7,669,000    $ 18,982,201    $ 1,464,274   $  5,672,247
Issued as reinvestment of dividends            39,433         544,842          41,604         543,487        843,054      7,118,875
Redeemed ...........................      (34,565,977)    (36,787,585)    (11,399,341)    (28,148,506)    (6,822,234)   (14,513,016)
                                         ------------    ------------    ------------    ------------    -----------   ------------
Net increase/(decrease) ............     $(18,740,903)   $ 34,213,507    $ (3,688,737)   $ (8,622,818)   $(4,514,906)  $ (1,721,894)
                                         ============    ============    ============    ============    ===========   ============
N SHARES:
Sold ...............................     $  4,435,437    $  1,323,118    $  2,591,865    $  1,163,477    $     3,547   $    414,463
Issued as reinvestment of dividends            26,375          26,278          10,773          22,861          6,017         44,309
Redeemed ...........................       (2,076,790)     (1,089,748)     (1,573,246)       (910,340)       (30,000)       (71,078)
                                         ------------    ------------    ------------    ------------    -----------   ------------
Net increase/(decrease) ............     $  2,385,022     $   259,648    $  1,029,392    $    275,998    $   (20,436)  $    387,694
                                         ============    ============    ============    ============    ===========   ============
A SHARES:
Sold ...............................     $         --    $         --    $         --    $         --         $ --     $         --
Issued as reinvestment of dividends                --              --              --              --           --               --
Redeemed ...........................               --              --              --              --           --               --
                                         ------------    ------------    ------------    ------------    -----------   ------------
Net increase/(decrease) ............     $         --    $         --    $         --    $         --         $ --     $         --
                                         ============    ============    ============    ============    ===========   ============

------------------------------------------------------------------------------------------------------------------------------------
SHARES
------

INSTITUTIONAL SHARES:
Sold ...............................        1,472,973       6,548,230         738,620       1,802,796         59,125        203,052
Issued as reinvestment of dividends             3,698          50,759           4,037          51,949         33,861        283,550
Redeemed ...........................       (3,238,972)     (3,425,001)     (1,103,519)     (2,675,429)      (275,927)      (522,748)
                                         ------------    ------------    ------------    ------------    -----------   ------------
Net increase/(decrease) ............       (1,762,301)      3,173,988        (360,862)       (820,684)      (182,941)       (36,146)
                                         ============    ============    ============    ============    ===========   ============
N SHARES:
Sold ...............................          413,555         123,047         254,859         110,353            142         14,664
Issued as reinvestment of dividends             2,493           2,446           1,049           2,177            242          1,808
Redeemed ...........................         (194,227)       (101,319)       (154,947)        (86,174)        (1,211)        (2,530)
                                         ------------    ------------    ------------    ------------    -----------   ------------
Net increase/(decrease) ............          221,821          24,174         100,961          26,356           (827)        13,942
                                         ============    ============    ============    ============    ===========   ============
A SHARES:
Sold ...............................               --              --              --              --             --             --
Issued as reinvestment of dividends                --              --              --              --             --             --
Redeemed ...........................               --              --              --              --             --             --
                                         ------------    ------------    ------------    ------------    -----------   ------------
Net increase/(decrease) ............               --              --              --              --             --             --
                                         ============    ============    ============    ============    ===========   ============

                        See Notes to Financial Statements
                                     80 & 81

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                  EQUITY FUNDS
                                         ------------------------------------------------------------------------------------------
                                                                                     EQUITY
                                            EQUITY                                   INCOME                        GROWTH
                                             FUND                                     FUND                          FUND
                                         ------------------------------    ----------------------------- --------------------------
                                          SIX MONTHS          YEAR         SIX MONTHS         YEAR        SIX MONTHS       YEAR
                                             ENDED            ENDED           ENDED          ENDED          ENDED         ENDED
                                           06/30/99         12/31/98        06/30/99        12/31/98       06/30/99      12/31/98
                                         -------------    -------------    -----------    ------------   ------------  ------------
                                          (UNAUDITED)                      (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................  $  31,126,646    $ 107,058,873    $ 9,057,988    $16,273,336    $ 19,378,217  $ 24,726,605
Issued as reinvestment of
  dividends ...........................        412,279       59,860,296         37,941        456,240              --     4,407,089
Redeemed ..............................   (104,971,738)    (144,722,235)    (4,659,752)    (3,174,788)     (7,347,258)  (12,009,391)
                                         -------------    -------------    -----------    -----------    ------------  ------------
Net increase/(decrease) ...............  $ (73,432,813)   $  22,196,934    $ 4,436,177    $13,554,788    $ 12,030,959  $ 17,124,303
                                         =============    =============    ===========    ===========    ============  ============
N SHARES:
Sold ..................................  $  20,607,434    $  47,707,142    $ 1,261,604    $ 2,658,901    $ 10,759,504  $ 20,830,182
Issued as reinvestment of
  dividends ...........................         13,299        3,481,957         14,422        106,802              --       428,210
Redeemed ..............................    (22,725,022)     (39,573,976)      (403,398)      (646,645)    (10,366,518)  (16,953,067)
                                         -------------    -------------    -----------    -----------    ------------  ------------
Net increase/(decrease) ...............  $  (2,104,289)   $  11,615,123    $   872,628    $ 2,119,058    $    392,986  $  4,305,325
                                         =============    =============    ===========    ===========    ============  ============
A SHARES:
Sold ..................................  $      94,142    $          --    $   253,134    $        --    $    468,883  $         --
Issued as reinvestment of
  dividends ...........................              8               --            542             --              --            --
Redeemed ..............................             --               --            (98)            --         (34,476)           --
                                         -------------    -------------    -----------    -----------    ------------  ------------
Net increase/(decrease) ...............  $      94,150    $          --    $   253,578    $        --    $    434,407  $         --
                                         =============    =============    ===========    ===========    ============  ============



---------------------------------------------------------------------------------------------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................      1,830,237        6,026,791        454,497        904,751         707,442     1,017,596
Issued as reinvestment of
  dividends ...........................         24,449        3,488,559          1,894         24,434              --       171,897
Redeemed ..............................     (6,178,111)      (8,209,390)      (233,438)      (177,434)       (269,112)     (489,520)
                                         -------------    -------------    -----------    -----------    ------------  ------------
Net increase/(decrease) ...............     (4,323,425)       1,305,960        222,953        751,751         438,330       699,973
                                         =============    =============    ===========    ===========    ============  ============
N SHARES:
Sold ..................................      1,219,815        2,692,062         63,287        148,486         398,264       837,319
Issued as reinvestment of
  dividends ...........................            788          203,732            720          5,753              --        16,757
Redeemed ..............................     (1,341,074)      (2,204,864)       (20,012)       (36,833)       (382,624)     (683,516)
                                         -------------    -------------    -----------    -----------    ------------  ------------
Net increase/(decrease) ...............       (120,471)         690,930         43,995        117,406          15,640       170,560
                                         =============    =============    ===========    ===========    ============  ============
A SHARES:
Sold ..................................          5,559               --         12,470             --          17,095            --
Issued as reinvestment of
  dividends ...........................              1               --             27             --              --            --
Redeemed ..............................             --               --             (5)            --          (1,229)           --
                                         -------------    -------------    -----------    -----------    ------------  ------------
Net increase/(decrease) ...............          5,560               --         12,492             --          15,866            --
                                         =============    =============    ===========    ===========    ============  ============

                                                                     EQUITY FUNDS
                                            ---------------------------------------------------------------
                                                     SMALL-CAP                       SMALL-CAP
                                                    OPPORTUNITY                        VALUE
                                                        FUND                            FUND
                                            ----------------------------    ----------------------------
                                             SIX MONTHS        YEAR          SIX MONTHS         YEAR
                                               ENDED           ENDED           ENDED           ENDED
                                             06/30/99         12/31/98        06/30/99        12/31/98
                                            ------------    ------------    ------------    ------------
                                             (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................     $ 48,450,382    $ 70,401,482    $ 11,549,473    $ 65,891,159
Issued as reinvestment of
  dividends ...........................               --         644,720              --       3,337,416
Redeemed ..............................     $(41,623,097)    (48,116,947)    (18,658,887)    (19,157,842)
                                            ------------    ------------    ------------    ------------
Net increase/(decrease) ...............     $  6,827,285    $ 22,929,255    $ (7,109,414)   $ 50,070,733
                                            ============    ============    ============    ============
N SHARES:
Sold ..................................     $ 25,636,975    $ 46,956,439    $    278,786    $    697,922
Issued as reinvestment of
  dividends ...........................          --               11,681              --          18,194
Redeemed ..............................      (26,407,889)    (44,901,763)       (266,846)       (275,282)
                                            ------------    ------------    ------------    ------------
Net increase/(decrease) ...............     $   (770,914)   $  2,066,357    $     11,940    $    440,834
                                            ============    ============    ============    ============
A SHARES:
Sold ..................................     $     25,395    $         --    $         --    $         --
Issued as reinvestment of
  dividends ...........................               --              --              --              --
Redeemed ..............................           (7,972)             --              --              --
                                            ------------    ------------    ------------    ------------
Net increase/(decrease) ...............     $     17,423    $         --    $         --    $         --
                                            ============    ============    ============    ============



-----------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................        2,722,613       4,046,918         402,012       2,156,720
Issued as reinvestment of
  dividends ...........................               --          33,302              --          97,119
Redeemed ..............................       (2,336,144)     (2,956,250)       (646,997)       (600,967)
                                            ------------    ------------    ------------    ------------
Net increase/(decrease) ...............          386,469       1,123,970        (244,985)      1,652,872
                                            ============    ============    ============    ============
N SHARES:
Sold ..................................        1,492,155       2,880,683           9,554          20,368
Issued as reinvestment of
  dividends ...........................               --             606              --             526
Redeemed ..............................       (1,538,263)     (2,738,838)         (9,525)         (8,868)
                                            ------------    ------------    ------------    ------------
Net increase/(decrease) ...............          (46,108)        142,451              29          12,026
                                            ============    ============    ============    ============
A SHARES:
Sold ..................................            1,423              --              --              --
Issued as reinvestment of
  dividends ...........................               --              --              --              --
Redeemed ..............................             (440)             --              --              --
                                            ------------    ------------    ------------    ------------
Net increase/(decrease) ...............              983              --              --              --
                                            ============    ============    ============    ============

                                                                      EQUITY FUNDS
                                            -----------------------------------------------------------

                                                          INDEX                         BALANCED
                                                           FUND                           FUND
                                            ----------------------------    ---------------------------
                                             SIX MONTHS         YEAR         SIX MONTHS        YEAR
                                               ENDED            ENDED          ENDED          ENDED
                                              06/30/99        12/31/98       06/30/99        12/31/98
                                            ------------    ------------    ------------   ------------
                                            (UNAUDITED)                     (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................     $119,639,789    $ 56,739,210    $ 3,185,943    $  8,051,050
Issued as reinvestment of
  dividends ...........................        1,074,538      11,324,663        720,963       6,530,108
Redeemed ..............................      (36,075,577)    (57,070,207)    (7,159,857)    (26,454,261)
                                            ------------    ------------    -----------    ------------
Net increase/(decrease) ...............     $ 84,638,750    $ 10,993,666    $(3,252,951)   $(11,873,103)
                                            ============    ============    ===========    ============
N SHARES:
Sold ..................................     $  6,410,499    $  8,005,096    $ 1,654,500    $  1,756,331
Issued as reinvestment of
  dividends ...........................           57,326         575,857         32,770         230,800
Redeemed ..............................       (2,196,197)     (3,641,914)    (1,262,199)       (245,167)
                                            ------------    ------------    -----------    ------------
Net increase/(decrease) ...............     $  4,271,628    $  4,939,039    $   425,071    $  1,741,964
                                            ============    ============    ===========    ============
A SHARES:
Sold ..................................                                     $    76,057    $         --
Issued as reinvestment of
  dividends ...........................                                             536              --
Redeemed ..............................                                              --              --
                                                                            -----------    ------------
Net increase/(decrease) ...............                                     $    76,593    $         --
                                                                            ===========    ============



-----------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................        3,956,228       2,172,445        222,906         527,780
Issued as reinvestment of
  dividends ...........................           35,513         413,390         51,265         446,869
Redeemed ..............................       (1,204,237)     (2,222,548)      (501,241)     (1,744,530)
                                            ------------    ------------    -----------    ------------
Net increase/(decrease) ...............        2,787,504         363,287       (227,070)       (769,881)
                                            ============    ============    ===========    ============
N SHARES:
Sold ..................................          214,172         310,345        116,189         115,400
Issued as reinvestment of
  dividends ...........................            1,895          21,022          2,330          15,932
Redeemed ..............................          (72,484)       (142,365)       (89,207)        (16,971)
                                            ------------    ------------    -----------    ------------
Net increase/(decrease) ...............          143,583         189,002         29,312         114,361
                                            ============    ============    ===========    ============
A SHARES:
Sold ..................................                                           5,204              --
Issued as reinvestment of
  dividends ...........................                                              38              --
Redeemed ..............................                                              --              --
                                                                            -----------    ------------
Net increase/(decrease) ...............                                           5,242              --
                                                                            ===========    ============

                                                                     EQUITY FUNDS
                                            -------------------------------------------------------------
                                                                                     EMERGING
                                                     INTERNATIONAL                    MARKETS
                                                         FUND                           FUND
                                            -----------------------------   -----------------------------
                                             SIX MONTHS           YEAR        SIX MONTHS        YEAR
                                               ENDED             ENDED           ENDED          ENDED
                                              06/30/99         12/31/98        06/30/99        12/31/98
                                            -------------    ------------    -----------    -------------
                                             (UNAUDITED)                     (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................     $  50,201,194    $100,158,674    $ 2,746,181    $   9,517,265
Issued as reinvestment of
  dividends ...........................                --       1,121,898             --           44,300
Redeemed ..............................       (43,265,937)    (67,104,234)    (1,062,491)      (1,397,270)
                                            -------------    ------------    -----------    -------------
Net increase/(decrease) ...............     $   6,935,257    $ 34,176,338    $ 1,683,690    $   8,164,295
                                            =============    ============    ===========    =============
N SHARES:
Sold ..................................     $  17,644,963    $ 23,331,527    $    92,932    $     103,114
Issued as reinvestment of
  dividends ...........................                --          27,871             --               --
Redeemed ..............................       (17,603,452)    (22,995,118)        (3,160)         (83,581
                                            -------------    ------------    -----------    -------------
Net increase/(decrease) ...............     $      41,511    $    364,280    $    89,772    $      19,533
                                            =============    ============    ===========    =============
A SHARES:
Sold ..................................     $         482    $         --    $        --    $          --
Issued as reinvestment of
  dividends ...........................                --              --             --               --
Redeemed ..............................                --              --             --               --
                                            -------------    ------------    -----------    -------------
Net increase/(decrease) ...............     $         482    $         --    $        --    $          --
                                            =============    ============    ===========    =============



-----------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................         3,838,900       7,821,444        412,689        1,372,793
Issued as reinvestment of
  dividends ...........................                --          90,989             --            7,745
Redeemed ..............................        (3,264,433)     (5,331,529)      (147,071)        (239,318
                                            -------------    ------------    -----------    -------------
Net increase/(decrease) ...............           574,467       2,580,904        265,618        1,141,220
                                            =============    ============    ===========    =============
N SHARES:
Sold ..................................         1,419,114       1,842,292         12,850           13,464
Issued as reinvestment of
  dividends ...........................                --           2,260             --               --
Redeemed ..............................        (1,395,428)     (1,807,396)          (455)        (14,143)
                                            -------------    ------------    -----------    -------------
Net increase/(decrease) ...............            23,686          37,156         12,395            (679)
                                            =============    ============    ===========    =============
A SHARES:
Sold ..................................                41              --             --               --
Issued as reinvestment of
  dividends ...........................                --              --             --               --
Redeemed ..............................                --              --             --               --
                                            -------------    ------------    -----------    -------------
Net increase/(decrease) ...............                41              --             --               --
                                            =============    ============    ===========    =============


                       See Notes to Financial Statements
                                     82 & 83

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                NET                                                             NET
                               ASSET                             DISTRIBUTIONS                 ASSET
                               VALUE        NET      REALIZED     FROM NET                     VALUE
                             BEGINNING  INVESTMENT    LOSS ON    INVESTMENT        CAPITAL     END OF
                             OF PERIOD    INCOME    INVESTMENTS    INCOME       CONTRIBUTIONS  PERIOD
=====================================================================================================
---------------------
GOVERNMENT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)        $1.00      $0.024     $    --       $(0.024)        $  --        $1.00
12/31/98                        1.00       0.053          --        (0.053)           --         1.00
12/31/97                        1.00       0.053          --        (0.053)           --         1.00
12/31/96                        1.00       0.051          --        (0.051)           --         1.00
12/31/95                        1.00       0.056          --        (0.056)           --         1.00
05/16/94(3) to 12/31/94         1.00       0.028          --        (0.028)           --         1.00
N SHARES
01/01/99 to 06/30/99(5)        $1.00      $0.022     $    --       $(0.022)        $  --        $1.00
12/31/98                        1.00       0.050          --        (0.050)           --         1.00
12/31/97                        1.00       0.050          --        (0.050)           --         1.00
12/31/96                        1.00       0.049          --        (0.049)           --         1.00
12/31/95                        1.00       0.054          --        (0.054)           --         1.00
12/31/94                        1.00       0.037          --        (0.037)           --         1.00

----------
MONEY FUND
----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)        $1.00      $0.025     $    --       $(0.025)        $  --        $1.00
12/31/98                        1.00       0.055          --        (0.055)           --         1.00
12/31/97                        1.00       0.055      (0.001)       (0.055)         0.001        1.00
12/31/96                        1.00       0.052          --        (0.052)           --         1.00
12/31/95                        1.00       0.057          --        (0.057)           --         1.00
01/05/94(3) to 12/31/94         1.00       0.039          --        (0.039)           --         1.00
N SHARES
01/01/99 to 06/30/99(5)        $1.00      $0.023     $    --       $(0.023)        $  --        $1.00
12/31/98                        1.00       0.051          --        (0.051)           --         1.00
12/31/97                        1.00       0.052      (0.001)       (0.052)         0.001        1.00
12/31/96                        1.00       0.050          --        (0.050)           --         1.00
12/31/95                        1.00       0.054          --        (0.054)           --         1.00
12/31/94                        1.00       0.037          --        (0.037)           --         1.00

---------------------
TAX-EXEMPT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)        $1.00      $0.014     $    --       $(0.014)        $  --        $1.00
12/31/98                        1.00       0.033          --        (0.033)           --         1.00
12/31/97                        1.00       0.034          --        (0.034)           --         1.00
12/31/96                        1.00       0.031          --        (0.031)           --         1.00
12/31/95                        1.00       0.035          --        (0.035)           --         1.00
01/05/94(3) to 12/31/94         1.00       0.025          --        (0.025)           --         1.00
N SHARES
01/01/99 to 06/30/99(5)        $1.00      $0.013     $    --       $(0.013)        $  --        $1.00
12/31/98                        1.00       0.030          --        (0.030)           --         1.00
12/31/97                        1.00       0.031          --        (0.031)           --         1.00
12/31/96                        1.00       0.029          --        (0.029)           --         1.00
12/31/95                        1.00       0.033          --        (0.033)           --         1.00
12/31/94                        1.00       0.023          --        (0.023)           --         1.00

                                          NET                    RATIO OF EXPENSES
                                         ASSETS      RATIO OF        TO AVERAGE       RATIO OF NET
                                         END OF     EXPENSES TO      NET ASSETS     INVESTMENT INCOME
                               TOTAL     PERIOD     AVERAGE NET      (EXCLUDING      TO AVERAGE NET
                              RETURN     (000)       ASSETS          WAIVERS)           ASSETS
=====================================================================================================

---------------------
GOVERNMENT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       2.38%(2) $  189,200    0.20%(1)         0.24%(1)           4.75%(1)
12/31/98                      5.43        162,285    0.19             0.24               5.27
12/31/97                      5.48         63,970    0.23             0.28               5.36
12/31/96                      5.24         37,169    0.31             0.32               5.12
12/31/95                      5.79         18,367    0.31             0.32               5.62
05/16/94(3) to 12/31/94       2.82(2)       9,617    0.29(1)          0.31(1)            4.52(1)
N SHARES
01/01/99 to 06/30/99(5)       2.20%(2)  $ 262,338    0.55%(1)         0.59%(1)           4.40%(1)
12/31/98                      5.08        248,595    0.54             0.59               4.96
12/31/97                      5.17        247,594    0.53             0.63               5.05
12/31/96                      5.00        206,073    0.54             0.67               4.89
12/31/95                      5.51        264,426    0.57             0.67               5.36
12/31/94                      3.72        229,619    0.60             0.66               3.62

----------
MONEY FUND
----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       2.48%(2) $1,332,279    0.19%(1)         0.24%(1)           4.96%(1)
12/31/98                      5.61      1,391,856    0.19             0.24               5.46
12/31/97                      5.66      1,028,091    0.21             0.26               5.54
12/31/96                      5.38        369,417    0.27             0.28               5.23
12/31/95                      5.86         98,837    0.29             0.30               5.69
01/05/94(3) to 12/31/94       4.08(2)      31,990    0.29(1)          0.30(1)            4.79(1)
N SHARES
01/01/99 to 06/30/99(5)       2.31%(2) $  929,809    0.54%(1)         0.59%(1)           4.61%(1)
12/31/98                      5.25        877,527    0.53             0.59               5.12
12/31/97                      5.35        677,804    0.51             0.61               5.23
12/31/96                      5.11        461,213    0.52             0.63               5.00
12/31/95                      5.58        423,588    0.56             0.65               5.42
12/31/94                      3.79        530,366    0.55             0.65               3.79

---------------------
TAX-EXEMPT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       1.44%(2) $  491,639    0.23%(1)         0.23%(1)           2.86%(1)
12/31/98                      3.35        606,754    0.23             0.23               3.30
12/31/97                      3.47        497,986    0.25             0.26               3.41
12/31/96                      3.19        388,404    0.29             0.29               3.14
12/31/95                      3.60        212,146    0.29             0.29               3.52
01/05/94(3) to 12/31/94       2.56(2)     237,100    0.28(1)          0.30(1)            2.99(1)
N SHARES
01/01/99 to 06/30/99(5)       1.28%(2) $  214,256    0.55%(1)         0.58%(1)           2.55%(1)
12/31/98                      3.02        204,114    0.55             0.58               2.99
12/31/97                      3.17        223,071    0.54             0.61               3.13
12/31/96                      2.94        178,849    0.53             0.64               2.89
12/31/95                      3.31        170,570    0.56             0.65               3.25
12/31/94                      2.30        123,501    0.54             0.65               2.20

                        See Notes to Financial Statements
                                     84 & 85

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                NET                       NET                                    NET
                               ASSET                 REALIZED AND  DISTRIBUTIONS DISTRIBUTIONS  ASSET
                               VALUE       NET       UNREALIZED     FROM NET       FROM NET     VALUE
                             BEGINNING  INVESTMENT    GAIN/(LOSS)   INVESTMENT     REALIZED    END OF
                             OF PERIOD    INCOME    ON INVESTMENTS    INCOME        GAINS      PERIOD
=====================================================================================================
-----------------------
SHORT/INTERMEDIATE FUND
-----------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $10.30      $0.292       $(0.320)     $(0.292)       $    --     $ 9.98
12/31/98                       10.21       0.603         0.096       (0.603)        (0.006)     10.30
12/31/97                       10.14       0.633         0.070       (0.633)            --      10.21
02/26/96(3) to 12/31/96        10.30       0.517        (0.160)      (0.517)            --      10.14
N SHARES
01/01/99 to 06/30/99(5)       $10.30      $0.280       $(0.320)     $(0.280)       $    --     $ 9.98
12/31/98                       10.21       0.577         0.096       (0.577)        (0.006)     10.30
12/31/97                       10.14       0.608         0.070       (0.608)            --      10.21
12/31/96                       10.38       0.594        (0.247)      (0.587)            --      10.14
12/31/95                        9.66       0.588         0.720       (0.588)            --      10.38
12/31/94                       10.34       0.559        (0.694)      (0.545)            --       9.66

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $10.20      $0.300       $(0.420)     $(0.300)       $    --     $ 9.78
12/31/98                       10.20       0.604         0.103       (0.604)        (0.103)     10.20
12/31/97                       10.07       0.628         0.284       (0.628)        (0.154)     10.20
04/16/96(3) to 12/31/96        10.00       0.425         0.103       (0.425)        (0.033)     10.07
N SHARES
01/01/99 to 06/30/99(5)       $10.20      $0.288       $(0.420)     $(0.288)       $    --     $ 9.78
12/31/98                       10.20       0.579         0.103       (0.579)        (0.103)     10.20
12/31/97                       10.07       0.603         0.284       (0.603)        (0.154)     10.20
04/22/96(3) to 12/31/96         9.99       0.402         0.113       (0.402)        (0.033)     10.07
A SHARES
02/18/99(3) to 06/30/99(5)    $10.11      $0.205       $(0.330)     $(0.205)       $    --     $ 9.78

----------------------------
INTERMEDIATE GOVERNMENT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $16.61      $0.454       $(0.710)     $(0.454)       $    --     $15.90
12/31/98                       16.54       0.967         0.231       (0.967)        (0.161)     16.61
03/24/97(3) to 12/31/97        16.12       0.793         0.461       (0.793)        (0.041)     16.54
N SHARES
01/01/99 to 06/30/99(5)       $16.61      $0.433       $(0.710)     $(0.433)       $    --     $15.90
12/31/98                       16.54       0.925         0.231       (0.925)        (0.161)     16.61
04/16/97(3) to 12/31/97        16.06       0.702         0.521       (0.702)        (0.041)     16.54
A SHARES
02/12/99(3) to 06/30/99(5)    $16.44      $0.318       $(0.540)     $(0.318)       $    --     $15.90

----------------------------
INTERMEDIATE TAX-EXEMPT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $10.70      $0.201       $(0.310)     $(0.201)       $    --     $10.39
12/31/98                       10.75       0.417         0.103       (0.417)        (0.153)     10.70
12/31/97                       10.58       0.442         0.220       (0.442)        (0.050)     10.75
02/26/96(3) to 12/31/96        10.74       0.381        (0.124)      (0.381)        (0.036)     10.58
N SHARES
01/01/99 to 06/30/99(5)       $10.70      $0.188       $(0.310)     $(0.188)       $    --     $10.39
12/31/98                       10.75       0.390         0.103       (0.390)        (0.153)     10.70
12/31/97                       10.58       0.327         0.220       (0.327)        (0.050)     10.75
03/13/96(3) to 12/31/96        10.55       0.084         0.066       (0.084)        (0.036)     10.58

                                              NET                     RATIO OF EXPENSES
                                            ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                            END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                                TOTAL       PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                               RETURN        (000)        ASSETS          WAIVERS)            ASSETS           RATE
======================================================================================================================
-----------------------
SHORT/INTERMEDIATE FUND
-----------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (0.28)%(2)    $325,602        0.60%(1)         0.91%(1)            5.80%(1)       45.79%
12/31/98                      7.01%         337,015        0.60%            0.90                5.85           66.06
12/31/97                      7.15          288,886        0.60             0.89                6.24           98.08
02/26/96(3) to 12/31/96       3.61(2)       255,573        0.60(1)          0.90(1)             6.06(1)       186.02
N SHARES
01/01/99 to 06/30/99(5)      (0.40)%(2)    $  7,996        0.85%(1)         1.16%(1)            5.55%(1)       45.79%
12/31/98                      6.75            4,658        0.85             1.15                5.60           66.06
12/31/97                      6.89            5,922        0.85             1.14                5.99           98.08
12/31/96                      3.51            4,432        0.62             0.92                5.59          186.02
12/31/95                     13.88           51,814        0.60             0.96                5.91          194.94
12/31/94                     (1.29)          44,333        0.60             0.92                5.29          140.99

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (1.20%)(2)    $185,792        0.60%(1)         0.89%(1)            6.04%(1)       25.93%
12/31/98                      7.12          183,831        0.60             0.88                5.89           64.93
12/31/97                      9.41          140,447        0.60             0.89                6.25          138.30
04/16/96(3) to 12/31/96       5.40(2)        43,142        0.60(1)          0.98(1)             6.03(1)       116.02
N SHARES
01/01/99 to 06/30/99(5)      (1.32)%(2)    $  3,735        0.85%(1)         1.14%(1)            5.79%(1)       25.93%
12/31/98                      6.86            2,566        0.85             1.13                5.64           64.93
12/31/97                      9.14              936        0.85             1.14                6.00          138.30
04/22/96(3) to 12/31/96       5.27(2)           130        0.85(1)          1.23(1)             5.87(1)       116.02
A SHARES
02/18/99(3) to 06/30/99(5)   (5.73)%(2)(4) $     19        0.85%(1)         1.14%(1)            5.79%(1)       25.93%

----------------------------
INTERMEDIATE GOVERNMENT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (1.57)%(2)    $ 99,512        0.50%(1)         0.92%(1)            5.64%(1)       40.34%
12/31/98                      7.45          103,162        0.50             0.91                5.82           99.63
03/24/97(3) to 12/31/97       7.96(2)        99,359        0.50(1)          0.91(1)             6.31(1)        84.89(1)
N SHARES
01/01/99 to 06/30/99(5)      (1.69)%(2)    $  4,581        0.75%(1)         1.17%(1)            5.39%(1)       40.34%
12/31/98                      7.18            2,126        0.75             1.16                5.57           99.63
04/16/97(3) to 12/31/97       7.76(2)           716        0.75(1)          1.16(1)             6.06(1)        84.89(1)
A SHARES
02/12/99(3) to 06/30/99(5)   (4.84)%(2)(4) $    194        0.75%            1.17%(1)            5.39%(1)       40.34%

----------------------------
INTERMEDIATE TAX-EXEMPT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (1.04)%(2)    $201,236        0.80%(1)         0.81%(1)            3.82%(1)       88.32%
12/31/98                      4.94          226,087        0.80             0.80                3.87           90.92
12/31/97                      6.41          193,009        0.79             0.79                4.16           48.72
02/26/96(3) to 12/31/96       2.49(2)       208,690        0.79(1)          0.82(1)             4.28(1)        57.23
N SHARES
01/01/99 to 06/30/99(5)      (1.16)%(2)    $  3,178        1.05%(1)         1.06%(1)            3.57%(1)       88.32%
12/31/98                      4.67              900        1.05             1.05                3.62           90.92
12/31/97                      6.14              644        1.04             1.04                3.91           48.72
03/13/96(3) to 12/31/96       1.44(2)            --        1.04(1)          1.07(1)             4.33(1)        57.23



                        See Notes to Financial Statements
                                     86 & 87

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                NET                       NET                                       NET
                               ASSET                 REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                               VALUE        NET       UNREALIZED      FROM NET       FROM NET      VALUE
                             BEGINNING  INVESTMENT    GAIN/(LOSS)    INVESTMENT      REALIZED     END OF
                             OF PERIOD    INCOME    ON INVESTMENTS     INCOME          GAINS      PERIOD
========================================================================================================
---------------
TAX-EXEMPT FUND
---------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $10.39      $0.216       $(0.380)       $(0.216)       $    --      $10.01
12/31/98                       10.52       0.444         0.059         (0.444)        (0.189)      10.39
12/31/97                       10.25       0.461         0.391         (0.461)        (0.121)      10.52
02/26/96(3) to 12/31/96        10.56       0.402        (0.094)        (0.402)        (0.216)      10.25
N SHARES
01/01/99 to 06/30/99(5)       $10.39      $0.203       $(0.380)       $(0.203)       $    --      $10.01
12/31/98                       10.52       0.418         0.059         (0.418)        (0.189)      10.39
12/31/97                       10.25       0.435         0.391         (0.435)        (0.121)      10.52
10/02/96(3) to 12/31/96        10.33       0.105         0.136         (0.105)        (0.216)      10.25

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $24.14      $0.476       $ 1.827        $(0.453)       $    --      $25.99
12/31/98                       28.52       1.130        (1.647)        (1.141)        (2.722)      24.14
03/24/97(3) to 12/31/97        29.15       0.914         3.120         (0.897)        (3.767)      28.52
N SHARES
01/01/99 to 06/30/99(5)       $24.14      $0.438       $ 1.825        $(0.423)       $    --      $25.98
12/31/98                       28.52       1.106        (1.691)        (1.073)        (2.722)      24.14
03/26/97(3) to 12/31/97        29.30       0.690         3.122         (0.825)        (3.767)      28.52

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $17.03     $ 0.028       $ 0.421        $(0.029)       $    --      $17.45
12/31/98                       17.59       0.116         2.224         (0.114)        (2.786)      17.03
12/31/97                       15.53       0.234         5.190         (0.235)        (3.129)      17.59
02/26/96(3) to 12/31/96        15.30       0.189         1.898         (0.193)        (1.664)      15.53
N SHARES
01/01/99 to 06/30/99(5)       $17.02     $ 0.005       $ 0.437        $(0.012)       $    --      $17.45
12/31/98                       17.59       0.066         2.213         (0.063)        (2.786)      17.02
12/31/97                       15.53       0.174         5.190         (0.175)        (3.129)      17.59
12/31/96                       13.99       0.451         2.926         (0.173)        (1.664)      15.53
12/31/95                       11.28       0.229         3.827         (0.232)        (1.114)      13.99
12/31/94                       12.86       0.263        (0.514)        (0.263)        (1.066)      11.28
A SHARES
02/12/99(3) to 06/30/99(5)    $16.97     $(0.001)      $ 0.484        $(0.003)       $    --      $17.45

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $19.27     $ 0.089        $1.562        $(0.091)       $    --      $20.83
12/31/98                       16.32       0.218         3.492         (0.216)        (0.544)      19.27
12/31/97                       13.73       0.272         4.050         (0.268)        (1.464)      16.32
02/26/96(3) to 12/31/96        13.34       0.270         1.387         (0.269)        (0.998)      13.73
N SHARES
01/01/99 to 06/30/99(5)       $19.26     $ 0.053        $1.587        $(0.070)       $    --      $20.83
12/31/98                       16.31       0.171         3.490         (0.167)        (0.544)      19.26
12/31/97                       13.72       0.237         4.037         (0.220)        (1.464)      16.31
04/18/96(3) to 12/31/96        13.02       0.179         1.732         (0.213)        (0.998)      13.72
A SHARES
02/10/99(3) to 06/30/99(5)    $19.26     $ 0.086        $1.552        $(0.068)       $    --      $20.83

                                           NET                     RATIO OF EXPENSES
                                          ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                          END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                              TOTAL       PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                             RETURN       (000)        ASSETS          WAIVERS)            ASSETS           RATE
====================================================================================================================
---------------
TAX-EXEMPT FUND
---------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (1.62)%(2)  $159,266       0.80%(1)         0.81%(1)           4.22%(1)       108.67%
12/31/98                      4.88        169,060       0.79             0.80               4.22            87.61
12/31/97                      8.55        179,871       0.80             0.80               4.47            61.52
02/26/96(3) to 12/31/96       3.04(2)     165,388       0.80(1)          0.81(1)            4.60(1)         61.60
N SHARES
01/01/99 to 06/30/99(5)      (1.74)%(2)  $  1,887       1.05%(1)         1.06%(1)           3.97%(1)       108.67%
12/31/98                      4.62            909       1.04             1.05               3.97            87.61
12/31/97                      8.28            644       1.05             1.05               4.22            61.52
10/02/96(3) to 12/31/96       2.34(2)          38       1.05(1)          1.06(1)            4.35(1)         61.60

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       9.63%(2)   $ 48,413       0.92%(1)         0.99%(1)           3.77%(1)         5.98%
12/31/98                     (1.80)        49,396       0.92             1.01               4.05            48.73
03/24/97(3) to 12/31/97      14.24(2)      59,384       0.92(1)          0.96(1)            3.76(1)         93.24(1)
N SHARES
01/01/99 to 06/30/99(5)       9.46%(2)   $    418       1.17%(1)         1.24%(1)           3.52%(1)         5.98%
12/31/98                     (2.04)           409       1.17             1.26               3.80            48.73
03/26/97(3) to 12/31/97      13.39(2)          85       1.17(1)          1.21(1)            3.51(1)         93.24(1)

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       2.64%(2)   $786,553       0.90%(1)         0.90%(1)           0.32%(1)        24.88%
12/31/98                     13.80        841,119       0.89             0.89               0.64            76.92
12/31/97                     35.89        845,829       0.88             0.88               1.33            81.48
02/26/96(3) to 12/31/96      13.66(2)     568,400       0.90(1)          0.90(1)            1.43(1)         75.20
N SHARES
01/01/99 to 06/30/99(5)       2.60%(2)   $ 27,671       1.15%(1)         1.15%(1)           0.07%(1)        24.88%
12/31/98                     13.42         29,050       1.14             1.14               0.39            76.92
12/31/97                     35.45         17,859       1.13             1.13               1.08            81.48
12/31/96                     24.15          7,792       0.94             0.94               1.47            75.20
12/31/95                     36.26         61,256       0.96             0.97               1.75            75.93
12/31/94                     (2.05)        38,920       0.90             0.92               1.94            87.83
A SHARES
02/12/99(3) to 06/30/99(5)    2.85%(2)(4)$     97       1.25%(1)         1.25%(1)          (0.03)%(1)       24.88%

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       8.59%(2)   $ 71,894       0.93%(1)         0.99%(1)           0.92%(1)         6.77%
12/31/98                     22.97         62,204       0.93             0.96               1.26            21.60
12/31/97                     31.90         40,424       0.93             0.96               1.69            29.87
02/26/96(3) to 12/31/96      12.46(2)      31,760       0.93(1)          0.97(1)            2.36(1)         52.77
N SHARES
01/01/99 to 06/30/99(5)       8.53%(2)   $  4,947       1.18%(1)         1.24%(1)           0.67%(1)         6.77%
12/31/98                     22.66          3,728       1.18             1.21               1.01            21.60
12/31/97                     31.53          1,241       1.18             1.21               1.44            29.87
04/18/96(3) to 12/31/96      14.67(2)         298       1.18(1)          1.19(1)            2.11(1)         52.77
A SHARES
02/10/99(3) to 06/30/99(5)    8.52%(2)(4)$    260       1.28%(1)         1.34%(1)           0.57%(1)         6.77%

                        See Notes to Financial Statements
                                     88 & 89

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                NET                      NET                                        NET
                               ASSET                 REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                               VALUE       NET        UNREALIZED      FROM NET       FROM NET      VALUE
                             BEGINNING  INVESTMENT    GAIN/(LOSS)    INVESTMENT      REALIZED     END OF
                             OF PERIOD    INCOME    ON INVESTMENTS     INCOME          GAINS      PERIOD
=============================================================================================================
-----------
GROWTH FUND
-----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $26.25     $(0.016)      $ 2.336        $    --        $    --      $28.57
12/31/98                       22.67       0.012         5.583         (0.009)        (2.006)      26.25
12/31/97                       18.69       0.048         6.026         (0.048)        (2.046)      22.67
02/26/96(3) to 12/31/96        17.01       0.062         2.746         (0.063)        (1.065)      18.69
N SHARES
01/01/99 to 06/30/99(5)       $26.18     $(0.042)      $ 2.322        $    --        $    --      $28.46
12/31/98                       22.67      (0.030)        5.546             --         (2.006)      26.18
12/31/97                       18.69       0.004         6.026         (0.004)        (2.046)      22.67
04/19/96(3) to 12/31/96        16.49       0.030         3.273         (0.038)        (1.065)      18.69
A SHARES
02/05/99(3) to 06/30/99(5)    $27.00     $(0.031)      $ 1.471        $    --        $    --      $28.44

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $17.85     $(0.035)      $ 1.775        $    --        $    --      $19.59
12/31/98                       17.71      (0.047)        0.258             --         (0.071)      17.85
12/31/97                       15.52       0.007         3.865         (0.012)        (1.670)      17.71
02/26/96(3) to 12/31/96        14.24       0.057         1.998         (0.057)        (0.718)      15.52
N SHARES
01/01/99 to 06/30/99(5)       $17.77     $(0.063)      $ 1.763        $    --        $    --      $19.47
12/31/98                       17.66      (0.060)        0.241             --         (0.071)      17.77
12/31/97                       15.51      (0.003)        3.823             --         (1.670)      17.66
04/19/96(3) to 12/31/96        14.25       0.032         1.996         (0.050)        (0.718)      15.51
A SHARES
03/05/99(3) to 06/30/99(5)    $16.67     $(0.016)      $ 2.816        $    --        $    --      $19.47

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $30.69     $ 0.065       $(0.245)       $    --        $    --      $30.51
12/31/98                       33.02       0.132        (1.312)        (0.139)        (1.011)      30.69
03/24/97(3) to 12/31/97        28.29       0.146         7.467         (0.139)        (2.744)      33.02
N SHARES
01/01/99 to 06/30/99(5)       $30.69     $ 0.028       $(0.248)       $    --        $    --      $30.47
12/31/98                       33.02       0.093        (1.342)        (0.070)        (1.011)      30.69
07/10/97(3) to 12/31/97        32.31       0.028         3.462         (0.036)        (2.744)      33.02

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       $28.35     $ 0.150       $ 3.253        $(0.143)       $    --      $31.61
12/31/98                       23.51       0.304         6.247         (0.303)        (1.408)      28.35
12/31/97                       18.48       0.278         5.742         (0.281)        (0.709)      23.51
02/26/96(3) to 12/31/96        16.72       0.268         2.104         (0.268)        (0.344)      18.48
N SHARES
01/01/99 to 06/30/99(5)       $28.35     $ 0.130       $ 3.244        $(0.114)       $    --      $31.61
12/31/98                       23.51       0.236         6.244         (0.232)        (1.408)      28.35
12/31/97                       18.48       0.247         5.725         (0.233)        (0.709)      23.51
04/19/96(3) to 12/31/96        16.35       0.188         2.511         (0.225)        (0.344)      18.48


                                            NET                   RATIO OF EXPENSES
                                           ASSETS      RATIO OF       TO AVERAGE        RATIO OF NET
                                           END OF     EXPENSES TO     NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                              TOTAL        PERIOD     AVERAGE NET     (EXCLUDING       TO AVERAGE NET     TURNOVER
                             RETURN         (000)       ASSETS         WAIVERS)            ASSETS           RATE
===================================================================================================================
-----------
GROWTH FUND
-----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (8.84)%(2)   $170,036      1.10%(1)        1.13%(1)           (0.13)%(1)      12.26%
12/31/98                     25.03         144,759      1.10            1.11                0.05           34.96
12/31/97                     32.81         109,140      1.10            1.11                0.22           37.02
02/26/96(3) to 12/31/96      16.43(2)       76,516      1.10(1)         1.14(1)             0.42(1)        35.36
N SHARES
01/01/99 to 06/30/99(5)       8.71%(2)    $  8,771      1.35%(1)        1.38%(1)           (0.38)%(1)      12.26%
12/31/98                     24.68           7,661      1.35            1.36               (0.20)          34.96
12/31/97                     32.54           2,766      1.35            1.36               (0.03)          37.02
04/19/96(3) to 12/31/96      19.95(2)          397      1.35(1)         1.39(1)             0.17(1)        35.36
A SHARES
02/05/99(3) to 06/30/99(5)    5.33(2)(4)  $    451      1.45%(1)        1.48%(1)           (0.48)%(1)      12.26%

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)       9.75(2)     $333,098      1.20%(1)        1.21%(1)           (0.40)%(1)      18.12%
12/31/98                      1.16         296,719      1.20            1.21               (0.28)          51.49
12/31/97                     25.47         274,353      1.20            1.21                0.03           39.63
02/26/96(3) to 12/31/96      14.29(2)      150,306      1.20(1)         1.22(1)             0.46(1)        46.13
N SHARES
01/01/99 to 06/30/99(5)       9.57(2)     $  4,617      1.45%(1)        1.46%(1)           (0.65)%(1)      18.12%
12/31/98                      0.99           5,032      1.45            1.46               (0.53)          51.49
12/31/97                     25.14           2,485      1.45            1.46               (0.22)          39.63
04/19/96(3) to 12/31/96      14.29(2)          443      1.45(1)         1.47(1)             0.10(1)        46.13
A SHARES
03/05/99(3) to 06/30/99(5)   16.80%(2)(4) $     19      1.55%(1)        1.56%(1)           (0.75)%(1)      18.12%

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      (0.59)%(2)   $135,202      0.99%(1)        1.03%(1)            0.43%(1)       37.67%
12/31/98                     (3.93)        143,525      0.99            1.05                0.56           76.44
03/24/97(3) to 12/31/97      27.11(2)       99,816      0.99(1)         1.06(1)             0.63(1)        91.66(1)
N SHARES
01/01/99 to 06/30/99(5)      (0.72)%(2)   $    637      1.24%(1)        1.28%(1)            0.18%(1)       37.67%
12/31/98                      4.15             641      1.24            1.30                0.31           76.44
07/10/97(3) to 12/31/97      10.95(2)          292      1.24(1)         1.31(1)             0.38(1)        91.66(1)

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)      12.02%(2)    $492,353      0.45%(1)        0.45%(1)            1.06%(1)        1.30%
12/31/98                     28.22         362,568      0.45            0.46                1.16            5.59
12/31/97                     32.78         292,196      0.45            0.47                1.39            7.10
02/26/96(3) to 12/31/96      14.26(2)      143,954      0.45(1)         0.49(1)             1.85(1)         4.71
N SHARES
01/01/99 to 06/30/99(5)      11.92%(2)    $ 19,844      0.70%(1)        0.70%(1)            0.81%(1)        1.30%
12/31/98                     27.88          13,727      0.70            0.71                0.91            5.59
12/31/97                     32.51           6,942      0.70            0.72                1.14            7.10
04/19/96(3) to 12/31/96      16.56(2)          150      0.70(1)         0.74(1)             1.60(1)         4.71

                       See Notes to Financial Statements.

                                     90 & 91

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       NET                         NET                                      NET
                                      ASSET                   REALIZED AND  DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                      VALUE        NET         UNREALIZED     FROM NET       FROM NET      VALUE
                                    BEGINNING  INVESTMENT      GAIN/(LOSS)   INVESTMENT      REALIZED      END OF
                                    OF PERIOD    INCOME      ON INVESTMENTS    INCOME          GAINS       PERIOD
---------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)              $14.44     $ 0.204          $(0.118)      $(0.196)       $    --      $14.33
12/31/98                              14.93       0.492            0.753        (0.494)        (1.241)      14.44
03/24/97(3) to 12/31/97               12.74       0.377            2.185        (0.372)            --       14.93
N SHARES
01/01/99 to 06/30/99(5)              $14.44     $ 0.189          $(0.121)      $(0.178)       $    --      $14.33
12/31/98                              14.93       0.440            0.759        (0.448)        (1.241)      14.44
04/16/97(3) to 12/31/97               12.56       0.301            2.411        (0.342)            --       14.93
A SHARES
02/10/99(3) to 06/30/99(5)           $14.14     $ 0.258          $ 0.105       $(0.173)       $    --      $14.33

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)              $12.55     $ 0.130          $ 1.980       $    --        $    --      $14.66
12/31/98                              13.33       0.166           (0.787)       (0.159)            --       12.55
12/31/97                              15.46       0.116           (0.858)       (0.125)        (1.263)      13.33
02/26/96(3) to 12/31/96               15.04       0.128            0.485        (0.125)        (0.068)      15.46
N SHARES
01/01/99 to 06/30/99(5)              $12.55     $ 0.127          $ 1.933       $    --        $    --      $14.61
12/31/98                              13.33       0.140           (0.787)       (0.133)            --       12.55
12/31/97                              15.46       0.078           (0.876)       (0.069)        (1.263)      13.33
03/13/96(3) to 12/31/96               14.69       0.091            0.860        (0.113)        (0.068)      15.46
A SHARES
03/05/99(3) to 06/30/99(5)           $11.90     $ 0.122          $ 2.588       $    --        $    --      $14.61

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)              $ 5.87      $0.009          $ 2.441       $    --        $    --      $ 8.32
12/31/98                               8.55       0.023           (2.688)       (0.015)            --        5.87
10/21/97(3) to 12/31/97               10.00       0.006           (1.456)           --             --        8.55
N SHARES
01/01/99 to 06/30/99(5)              $ 5.85      $0.008          $ 2.422       $    --        $    --      $ 8.28
12/31/98                               8.54       0.008           (2.698)           --             --        5.85
10/21/97(3) to 12/31/97               10.00       0.002           (1.462)           --             --        8.54



                                                     NET                    RATIO OF EXPENSES
                                                   ASSETS       RATIO OF        TO AVERAGE        RATIO OF NET
                                                   END OF      EXPENSES TO      NET ASSETS      INVESTMENT INCOME   PORTFOLIO
                                     TOTAL         PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     TURNOVER
                                    RETURN          (000)        ASSETS          WAIVERS)            ASSETS           RATE
---------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)             0.63%(2)     $ 52,327        0.88%(1)         1.02%(1)            2.83%(1)       31.82%
12/31/98                            8.61           56,027        0.88             0.98                3.16           70.93
03/24/97(3) to 12/31/97            20.24(2)        69,415        0.88(1)          0.92(1)             3.45(1)       108.29(1)
N SHARES
01/01/99 to 06/30/99(5)             0.50%(2)     $  2,730        1.13%(1)         1.27%(1)            2.58%(1)       31.82%
12/31/98                            8.29            2,328        1.13             1.23                2.91           70.93
04/16/97(3) to 12/31/97            21.72(2)           700        1.13(1)          1.17(1)             3.20(1)       108.29(1)
A SHARES
02/10/99(3) to 06/30/99(5)          2.59%(2)(4)  $     75        1.23%(1)         1.37%(1)            2.48%(1)       31.82%

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)            16.81%(2)     $235,495        1.34%(1)         1.35%(1)            1.97%(1)       27.22%
12/31/98                           (4.64)         194,447        1.33             1.33                1.64           45.82
12/31/97                           (4.87)         172,158        1.40             1.42                0.82           93.33
02/26/96(3) to 12/31/96             4.08(2)       109,747        1.36(1)          1.38(1)             0.99(1)         6.72
N SHARES
01/01/99 to 06/30/99(5)            16.41%(2)     $  2,276        1.59%(1)         1.60%(1)            1.72%(1)       27.22%
12/31/98                           (4.84)           1,657        1.58             1.58                1.39           45.82
12/31/97                           (5.21)           1,265        1.65             1.67                0.57           93.33
03/13/96(3) to 12/31/96             6.48(2)           597        1.61(1)          1.63(1)             0.35(1)         6.72
A SHARES
03/05/99(3) to 06/30/99(5)         22.77%(2)(4)  $      1        1.69%(1)         1.70%(1)            1.62%(1)       27.22%

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/99 to 06/30/99(5)            41.74%(2)     $ 29,231        1.75%(1)         1.79%(1)            0.28%(1)       23.96%
12/31/98                          (31.16)          19,072        1.75             2.08                1.06           34.55
10/21/97(3) to 12/31/97           (14.50)(2)       18,023        1.75(1)          2.09(1)             0.43(1)           --
N SHARES
01/01/99 to 06/30/99(5)            41.54%(2)    $     190        2.00%(1)         2.04%(1)            0.03%(1)       23.96%
12/31/98                          (31.50)              62        2.00             2.33                0.81           34.55
10/21/97(3) to 12/31/97           (14.60)(2)           96        2.00(1)          2.34(1)             0.18(1)           --


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Unaudited.

                                            See Notes to Financial Statements.

                                                          92 & 93

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

1.   ORGANIZATION

     HT Insight Funds, Inc., doing business as Harris Insight Funds (the "Company"), was incorporated in Maryland on September 16, 1987. The Company is an open-end management investment company and currently offers five diversified investment portfolios. Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers thirteen diversified investment portfolios. The portfolios of the Company and the Trust (each a "Fund" and collectively, the "Funds") are as follows:

      COMPANY:
      EQUITY FUNDS:
      Harris Insight Equity Fund ("Equity Fund")

      FIXED INCOME FUNDS:
      Harris Insight Short/Intermediate Bond Fund ("Short/Intermediate Fund")

      MONEY MARKET FUNDS:
      Harris Insight Government Money Market Fund ("Government Money Fund") Harris Insight Money Market Fund ("Money Fund")
      Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money Fund")

      TRUST:
      EQUITY FUNDS:
      Harris Insight Equity Income Fund ("Equity Income Fund") Harris Insight Growth Fund ("Growth Fund")
      Harris Insight Small-Cap Opportunity Fund ("Small-Cap
        Opportunity Fund")
      Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund") Harris Insight Index Fund ("Index Fund")
      Harris Insight International Fund ("International Fund") Harris Insight Balanced Fund ("Balanced Fund")
      Harris Insight Emerging Markets Fund ("Emerging Markets Fund")

      FIXED INCOME FUNDS:
      Harris Insight Convertible Securities Fund ("Convertible Securities Fund") Harris Insight Bond Fund ("Bond Fund")
      Harris Insight Intermediate Government Bond Fund ("Intermediate Government
        Fund")
      Harris Insight Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-Exempt
        Fund")
      Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Fund")

     Each of the Funds currently offers three classes of shares: Institutional shares, N shares, and A shares, with the exception of the Index Fund and the Money Market Funds, each of which offers two classes: Institutional shares and N shares. The N shares of each Fund were formerly known as Class A; the current A shares' first offering date was January 18, 1999. Shares of each class of a Fund represent equal pro rata interests in the Fund and are identical in all respects except that N shares and A shares are subject to certain service organization/agent fees as described in Note 4 and the A shares are sold subject to a sales load (Note 5). Institutional shares are not subject to service
organization/agent   fees.   As  of  June  30,   1999,   no  A  shares   of  the
Short/Intermediate Fund, Intermediate Tax-Exempt Fund, Tax-Exempt Fund, Convertible Securities Fund, Small-Cap Value Fund, and Emerging Markets Fund had been issued.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements which are in accordance with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- The value of securities (other than bonds and debt obligations maturing in 60 days or less) of the Funds other than Money Market Funds is determined based on the last sales price on the principal exchange on which the securities are traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Trustees or Board of Directors of the Funds, as the case may be. Prices used for valuations of securities are provided by independent pricing services and brokers. Bonds maturing in more than 60 days are valued at the mean of the last bid and asked prices.In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or Board of Directors, as the case may be. Debt obligations, other than bonds, with remaining maturities of 60 days or less are valued at amortized cost. Note: The Boards have adopted valuation procedures specifying amortized cost for fixed income securities within 60 days of maturity.

     Each of the Money Market Funds values its investments using the amortized cost method, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds (other than the Convertible Securities Fund) are declared daily and paid monthly. Dividends from the Convertible Securities Fund, Equity Fund, Equity Income Fund, Index Fund and Balanced Fund are declared and paid quarterly. Dividends from the Growth Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, International Fund and the Emerging Markets Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ORGANIZATION EXPENSES -- Each Fund's share of the costs incurred in connection with the organization of the Trust has been deferred and is being amortized over 60 months from commencement of operations of the respective Fund.

     (G) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated between the classes of shares of the Fund based upon the relative net assets of the classes.

     (H) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     (I) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     (J) SECURITIES LENDING -- The non-Money Market Funds may participate in a securities lending program with certain counterparties whereby the Funds loan securities to an organization that provides collateral. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Funds with respect to such loans (including rights to draw on letters of credit) at June 30, 1999, and income earned on securities loaned for the six months ended June 30, 1999, are as follows:

                                  MARKET VALUE      VALUE OF       INCOME EARNED
                                 OF SECURITIES     COLLATERAL      ON SECURITIES
                                   ON LOAN          RECEIVED           LOANED*
                                 -------------     -----------     -------------
 Short/Intermediate Fund .......  $18,006,740      $18,657,500       $ 4,501
 Bond Fund .....................    2,754,840        2,823,750         1,932
 Convertible Securities Fund ...    2,097,078        2,104,855         7,963
 Equity Fund ...................   49,752,795       50,390,600        63,743
 Equity Income Fund ............    7,498,162        7,609,400         4,820
 Growth Fund ...................   17,518,490       17,441,000         9,587
 Small-Cap Opportunity Fund ....   29,152,523       29,283,498        23,453
 Small-Cap Value Fund ..........    8,094,897        8,555,345        11,905
 Index Fund ....................   55,937,791       57,410,779        22,763
 Balanced Fund .................    2,308,915        2,380,125         3,255

     *Income is included in interest income on the Statements of Operations.

     (K) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Company and the Trust retain Harris Trust and Savings Bank ("Harris Trust") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, Harris Trust is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

            Each Money Market Fund              0.14% of the first $100 million
                                                of net assets and 0.10% of net
                                                assets over $100 million
            Short/Intermediate Fund             0.70%
            Bond Fund                           0.65%
            Intermediate Government Fund        0.65%
            Intermediate Tax-Exempt Fund        0.60%
            Tax-Exempt Fund                     0.60%
            Convertible Securities Fund         0.70%
            Equity Fund                         0.70%
            Equity Income Fund                  0.70%
            Growth Fund                         0.90%
            Small-Cap Opportunity Fund          1.00%
            Small-Cap Value Fund                0.80%
            Index Fund                          0.25%
            Balanced Fund                       0.60%
            International Fund                  1.05%
            Emerging Markets Fund               1.25%

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     Harris Trust may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the six months ended June 30, 1999, advisory fees and waivers for certain Funds were as follows:

                                           GROSS                         NET
                                       ADVISORY FEE      WAIVER     ADVISORY FEE
                                       ------------     --------    ------------
     Short/Intermediate Fund .........  $1,172,596      $512,007    $  660,589
     Bond Fund .......................     612,143       256,454       355,689
     Intermediate Government Fund ....     338,114       207,842       130,272
     Intermediate Tax-Exempt Fund ....     648,649         7,482       641,167
     Tax-Exempt Fund .................     501,064        10,752       490,312
     Convertible Securities Fund .....     166,558        16,434       150,124
     Equity Income Fund ..............     247,552         9,037       238,515
     Growth Fund .....................     735,107        14,840       720,267
     Small-Cap Opportunity Fund ......   1,489,863         4,272     1,485,591
     Small-Cap Value Fund ............     532,912        24,116       508,796
     Index Fund ......................     520,275         2,318       517,957
     Balanced Fund ...................     166,605        27,388       139,217
     Emerging Markets Fund ...........     144,303         5,145       139,158

     There were no advisory fee waivers for the other Funds.

     Harris Trust has entered into Portfolio Management Agreements with Harris Investment Management, Inc. ("HIM"or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds, other than the Tax-Exempt Money Fund. HIM receives a fee directly from Harris Trust, not from the Funds. HIM and Harris Trust are subsidiaries of Harris Bankcorp, Inc.

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as Sub-Adviser, receives a fee directly from HIM and not from the Funds.

     The Company and the Trust have Administration Agreements with Harris Trust (the "Administrator"). In its capacity as the Administrator, Harris Trust generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC, Inc. ("PFPC" or the "Sub-Administrator and
Accounting  Services  Agent"),  pursuant  to  which  the  Sub-Administrator  and
Accounting Services Agent performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates the Sub-Administrator and Accounting Services Agent for providing such services. Harris Trust also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). Harris Trust has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. Harris Trust compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, Harris Trust, in its capacity as the Administrator and Transfer Agent, and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of the average net assets in excess of $600 million. For the six month period ended June 30, 1999, the Administrator waived fees of $111,983 for the Government Money Fund and $592,871 for the Money Fund.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     Provident Distributors, Inc. ("PDI" or the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable to PDI for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator. For the six months ended June 30, 1999, the aggregate sales charges paid with respect to A shares of the Funds were $55,936, of which $5,303 was retained and $50,633 was reallowed to dealer firms. Sales charges retained and reallowed are as follows:

                                            RETAINED         REALLOWED
                                           ---------         ---------
     Bond Fund ...........................    $  97            $  980
     Intermediate Government Fund ........      619             5,773
     Equity Fund .........................      496             4,808
     Equity Income Fund ..................    1,241            11,856
     Growth Fund .........................    2,388            22,995
     Small-Cap Opportunity Fund ..........      136             1,160
     Balanced Fund .......................      324             3,036
     International Fund ..................        2                25

     The Company has a compensation arrangement under which payment of directors' fees may be deferred by a director. Interest is accrued on the deferred balances and is included in directors' fees and expenses. On June 30, 1999, the accumulated balance of deferred directors' fees and interest thereon relating to all Funds comprising the Company was approximately $212,700, a portion of which is included in accrued expenses of each applicable Fund.

     Certain employees of PFPC, Inc. are officers of the Funds. During the six months ended June 30, 1999, PFPC, Inc. received $2,453,870 in aggregate fees and expenses (net of waivers of $94,865) from the Administrator for services rendered under various agreements described above.

4.   SERVICE PLANS

     The Company and the Trust have adopted a Service Plan (the "Plan") for the N shares of each Fund. Under the Plan, each Fund may pay banks and other institutions ("Service Organizations") for shareholder support services that they provide, at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund's N shares.

     Under a separate Service Plan adopted by the Money Market Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), those Funds may make payments to Service Organizations for shareholder support services and also may bear the costs connected with distribution and other services, at a rate of up to 0.10% (on an annualized basis) of the average daily net asset value of each Fund's N shares.

     Additionally, the Funds, except for the Index Fund and the Money Market Funds, have adopted a separate 12b-1 Plan that provides for distribution/service fees of up to 0.35% (on an annualized basis) of the average daily net assets attributable to A shares.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     For the six months ended June 30, 1999, the non-Money Market Funds paid the following shareholder service fees pursuant to the Plan, including fees paid to Harris Trust and to the Distributor:

            Short/Intermediate Fund ........................   $ 7,871
            Bond Fund ......................................     4,013
            Intermediate Government Fund ...................     3,945
            Intermediate Tax-Exempt Fund ...................     2,509
            Tax-Exempt Fund ................................     1,314
            Convertible Securities Fund ....................       510
            Equity Fund ....................................    33,889
            Equity Income Fund .............................     5,430
            Growth Fund ....................................     9,001
            Small-Cap Opportunity Fund .....................     5,494
            Small-Cap Value Fund ...........................       731
            Index Fund .....................................    20,788
            Balanced Fund ..................................     3,215
            International Fund .............................     2,943
            Emerging Markets Fund ..........................       131

     For the six months ended June 30, 1999, shareholder service fees paid by the Money Market Funds under the Plan were $329,960, $1,110,951, and $279,809 and fees paid under the 12b-1 Plan were $131,984, $444,380, and $80,797 (net of voluntary waivers of $0, $0, and $35,180) for the N shares of the Government Money Fund, Money Fund, and Tax-Exempt Money Fund, respectively.

     For the six months ended June 30, 1999, the following funds have paid fees under the 12b-1 Plan for A shares. The fees are as follows:

            Bond Fund ......................................      $ 16
            Intermediate Government Fund ...................        99
            Equity Fund ....................................        77
            Equity Income Fund .............................       158
            Growth Fund ....................................       362
            Small-Cap Opportunity Fund .....................         8
            Balanced Fund ..................................        64
            International Fund .............................         1

5.   PUBLIC OFFERING PRICE

     A shares of the Funds are sold at a public offering price which is equal to the current net asset value of such shares with a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Convertible Securities Fund, Tax-Exempt Fund, and Bond Fund, and 3.50% for the Intermediate Tax-Exempt Fund, Short/Intermediate Fund, and Intermediate Government Fund.

6.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 1999 and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes was not materially different from the amounts reported for financial reporting purposes.

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments and U.S. government securities) during the six months ended June 30, 1999 were as follows:

                                                     PURCHASES         SALES
                                                   ------------    ------------
     Short/Intermediate Fund ....................  $ 60,089,066    $ 65,199,500
     Bond Fund ..................................    49,559,283      43,251,872
     Intermediate Government Fund ...............     6,929,684       4,298,439
     Intermediate Tax-Exempt Fund ...............   187,805,798     207,521,934
     Tax-Exempt Fund ............................   182,532,705     189,041,724
     Convertible Securities Fund ................     2,799,418       6,861,765
     Equity Fund ................................   202,537,547     257,113,827
     Equity Income Fund .........................    11,132,534       4,519,254
     Growth Fund ................................    33,061,721      19,746,230
     Small-Cap Opportunity Fund .................    54,755,733      53,214,366
     Small-Cap Value Fund .......................    48,983,011      51,186,966
     Index Fund .................................    87,991,995       5,206,579
     Balanced Fund ..............................    11,039,610      16,072,942
     International Fund .........................    64,998,264      55,971,481
     Emerging Markets Fund ......................     6,622,534       5,334,495

     Purchases and sales of U.S. government securities, excluding short-term securities, of the non-Money Market Funds during the six months ended June 30, 1999 were as follows:

                                                     PURCHASES         SALES
                                                    -----------     -----------
     Short/Intermediate Fund ...................... $91,396,770     $96,190,987
     Bond Fund ....................................  57,746,540      59,258,406
     Intermediate Government Fund .................  37,766,555      36,638,568
     Balanced Fund ................................   6,707,017       3,694,491

     At June 30, 1999, gross unrealized appreciation (depreciation) for each non-Money Market Fund was as follows:

                                                                  NET UNREALIZED
                                    UNREALIZED      UNREALIZED     APPRECIATION
                                   APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
                                   -------------  --------------  --------------
     Short/Intermediate Fund ....... $ 1,187,123   $ (7,772,514)   $ (6,585,391)
     Bond Fund .....................     621,511     (5,112,431)     (4,490,920)
     Intermediate Government Fund ..     547,092     (2,359,312)     (1,812,220)
     Intermediate Tax-Exempt Fund ..   1,642,845     (2,753,149)     (1,110,304)
     Tax-Exempt Fund ...............   3,499,880     (1,665,170)      1,834,710
     Convertible Securities Fund ...   8,357,531     (5,241,971)      3,115,560
     Equity Fund ................... 193,597,050    (38,875,059)    154,721,991
     Equity Income Fund ............  27,227,166     (1,445,166)     25,782,000
     Growth Fund ...................  73,071,515     (5,259,597)     67,811,918
     Small-Cap Opportunity Fund .... 116,872,703    (14,099,973)    102,772,730
     Small-Cap Value Fund ..........  19,229,111    (12,814,800)      6,414,311
     Index Fund .................... 214,347,370     (4,222,159)    210,125,211
     Balanced Fund .................   6,627,232     (2,377,739)      4,249,493
     International Fund ............  33,951,496    (26,138,099)      7,813,397
     Emerging Markets Fund .........   7,742,297     (2,900,278)      4,842,019

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999

     At December 31, 1998, the Small-Cap Opportunity Fund, the International Fund, and the Emerging Markets Fund had available capital loss carryforwards of approximately $486,884, $3,597,142 and $5,011,976, respectively, that may be used to offset future net capital gains through 2005 and 2006.

7.   COMPOSITION OF NET ASSETS

     At June 30, 1999, net assets of each Fund consisted of:

                                                          GOVERNMENT                                      TAX-EXEMPT
                                                          MONEY FUND             MONEY FUND               MONEY FUND
                                                         ------------          --------------            ------------
     Capital Stock at Par Value ........................ $    451,650          $    2,262,105            $    705,895
     Paid-in Capital ...................................  451,198,261           2,259,843,015             705,189,368
     Undistributed Net Investment Income ...............           --                      --                      --
     Accumulated Net Realized Gain/(Loss) ..............     (112,283)                (16,932)                     --
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ..............           --                      --                      --
                                                         ------------          --------------            ------------
     Net Assets ........................................ $451,537,628          $2,262,088,188            $705,895,263
                                                         ============          ==============            ============



                                                             SHORT/                                      INTERMEDIATE
                                                         INTERMEDIATE                                     GOVERNMENT
                                                             FUND                 BOND FUND                  FUND
                                                         ------------            ------------            ------------
     Capital Stock or Beneficial Interest at
        Par Value ...................................... $     33,414            $     19,379            $      6,559
     Paid-in Capital ...................................  341,422,807             195,235,641             106,698,134
     Undistributed Net Investment Income ...............           --                      --                      --
     Accumulated Net Realized Gain/(Loss) ..............   (1,272,835)             (1,218,432)               (605,151)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ..............   (6,585,391)             (4,490,920)             (1,812,220)
                                                         ------------            ------------            ------------
     Net Assets ........................................ $333,597,995            $189,545,668            $104,287,322
                                                         ============            ============            ============



                                                        INTERMEDIATE                     CONVERTIBLE
                                                         TAX-EXEMPT       TAX-EXEMPT     SECURITIES         EQUITY
                                                            FUND             FUND           FUND             FUND
                                                        ------------     ------------    -----------     ------------
     Capital Stock or Beneficial Interest at
        Par Value ..................................... $     19,675     $     16,097    $     1,879     $     46,672
     Paid-in Capital ..................................  205,185,761      159,288,854     45,146,605      570,451,056
     Undistributed Net Investment Income ..............           --               --         53,523          (25,576)
     Accumulated Net Realized Gain/(Loss) .............      319,339           13,311        513,694       89,127,049
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions .............   (1,110,304)       1,834,710      3,115,560      154,721,991
                                                        ------------     ------------    -----------     ------------
     Net Assets ....................................... $204,414,471     $161,152,972    $48,831,261     $814,321,192
                                                        ============     ============    ===========     ============

                              HARRIS INSIGHT FUNDS
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  JUNE 30, 1999


                                                            EQUITY                       SMALL-CAP         SMALL-CAP
                                                            INCOME          GROWTH      OPPORTUNITY          VALUE
                                                             FUND            FUND          FUND              FUND
                                                         -----------     ------------   ------------     ------------
     Capital Stock or Beneficial Interest at
        Par Value .....................................  $     3,702     $      6,276   $     17,244     $      4,452
     Paid-in Capital ..................................   49,011,690      101,961,496    230,848,557      124,640,722
     Undistributed Net Investment Income ..............       14,492         (108,082)      (602,189)         288,810
     Accumulated Net Realized Gain/(Loss) .............    2,289,278        9,586,270      4,697,382        4,490,381
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions .............   25,782,000       67,811,918    102,772,730        6,414,311
                                                         -----------     ------------   ------------     ------------
     Net Assets .......................................  $77,101,162     $179,257,878   $337,733,724     $135,838,676
                                                         ===========     ============   ============     ============


                                                                                                            EMERGING
                                                            INDEX           BALANCED    INTERNATIONAL        MARKETS
                                                            FUND              FUND          FUND              FUND
                                                        ------------      -----------   -------------     -----------
     Capital Stock or Beneficial Interest at
        Par Value ....................................  $     16,205      $     3,848   $     16,234      $     3,539
     Paid-in Capital .................................   296,267,034       48,959,873    231,245,146       30,502,306
     Undistributed Net Investment Income .............        73,391           32,416      1,798,008           45,837
     Accumulated Net Realized Gain/(Loss) ............     5,715,043        1,886,331     (3,100,328)      (5,972,378)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Transactions ............   210,125,211        4,249,493      7,813,397        4,842,019
                                                        ------------      -----------   ------------      -----------
     Net Assets ......................................  $512,196,884      $55,131,961   $237,772,457      $29,421,323
                                                        ============      ===========   ============      ===========

8.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Fund, Intermediate Tax-Exempt Fund and Tax-Exempt Bond Fund invest primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures. The Fixed Income Funds and the Money Market Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

                    HARRIS INSIGHT (REGISTRATION MARK) FUNDS
                     FOUR FALLS CORPORATE CENTER, 6TH FLOOR
                        WEST CONSHOHOCKEN, PA 19428-2961
                           TELEPHONE: (800) 982-8782

INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale, Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Provident Distributors, Inc.
Four Falls Corporate Center, 6th Floor
West Conshohocken, Pennsylvania 19428

CUSTODIAN
PFPC Trust Co.
Airport Business Center
200 Stevens Drive
Lester, Pennsylvania 19113

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
30 South 17th Street
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602



BOARD OF DIRECTORS AND BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Directors and Board of Trustees;
Chairman Emeritus since 1993 and formerly Co-Chairman, Jones Lang LaSalle (real estate investment management and consulting); and Board Member, Nonlinear Dynamics, Inc. and Evanston Northwestern Healthcare.

EDGAR R. FIEDLER
Senior Fellow and Economic Counsellor, The Conference Board; and Board Member, The Stanley Works, Scudder Institutional Funds, AARP Income Trust, Brazil Fund, Emerging Mexico Fund, Scudder Pathway Series, Farmers Investment Trust, and PEG Capital Management.

JOHN W. MCCARTER, JR.
President and Chief Executive Officer, The Field Museum of Natural History (Chicago); Former Senior Vice President and Director, Booz-Allen & Hamilton, Inc. (consulting firm); and Board Member, LaSalle Partners U.S. Real Estate Fund, W.W. Grainger, Inc., A.M. Castle, Inc., and Pittway Corp.

ERNEST  M.  ROTH
Consultant; Board Member, La Rabida Children's Hospital; Chairman, La Rabida Children's Foundation; and Retired Senior Vice President and Chief Financial Officer, Commonwealth Edison Company.

PAULA WOLFF
President, Governors State University; Chair, University of Chicago Hospitals; and Board Member, Ariel Capital Management, Inc.

OFFICERS

PHILIP H. RINNANDER
President

JASON A. GREIM
Vice President

GARY M. GARDNER
Secretary

DAVID LEBISKY
Assistant Secretary

THOMAS J. RYAN
Treasurer and Chief Financial Officer

L. LINN SOLANO
Assistant Treasurer

           THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE
       SHAREHOLDERS OF THE HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR
      DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED
          BY A PROSPECTUS OF THE HARRIS INSIGHT FUNDS. PLEASE READ THE
              PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.






                               INVESTMENT ADVISER:
                          Harris Trust and Savings Bank

                           PORTFOLIO MANAGEMENT AGENT:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                          Provident Distributors, Inc.

                                 HIF 1252 06/99